                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
    5 Park Plaza, Suite 1900, Irvine,                    Washington, D.C. 20006
            California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
COMMON STOCKS -- 96.0%
AEROSPACE & DEFENSE -- 1.9%
TransDigm Group, Inc. *                                  96,744 $ 2,491,158
United Industrial Corp. (a)                             148,003   9,017,823
                                                                -----------
                                                                 11,508,981
                                                                -----------
BANKS -- 2.3%
East West Bancorp, Inc. (a)                             121,111   4,668,829
PrivateBancorp, Inc. (a)                                 76,230   3,162,783
Texas Capital Bancshares, Inc. *(a)                     124,881   2,997,144
Texas Regional Bancshares, Inc. - Class A                94,322   2,781,547
                                                                -----------
                                                                 13,610,303
                                                                -----------
BIOTECHNOLOGY -- 1.4%
Millipore Corp. *                                        65,507   4,785,941
Myriad Genetics, Inc. *(a)                              128,020   3,340,042
                                                                -----------
                                                                  8,125,983
                                                                -----------
BUSINESS SERVICES -- 0.8%
Korn / Ferry International *(a)                         229,766   4,684,929
                                                                -----------
CHEMICALS -- 0.4%
Rockwood Holdings, Inc. *(a)                            114,421   2,633,971
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 8.9%
Advisory Board Co. *(a)                                  92,332   5,149,356
aQuantive, Inc. *                                        32,027     753,916
Corporate Executive Board Co.                            67,800   6,841,020
CoStar Group, Inc. *(a)                                  93,005   4,826,029
Euronet Worldwide, Inc. *(a)                            186,579   7,058,284
Global Payments, Inc.                                   105,626   5,599,234
MPS Group, Inc. *(a)                                    319,909   4,894,608
Pediatrix Medical Group, Inc. *(a)                       69,698   7,153,803
Stericycle, Inc. *(a)                                   105,146   7,109,972
United Rentals, Inc. *                                  119,410   4,119,645
                                                                -----------
                                                                 53,505,867
                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.2%
Polycom, Inc. *(a)                                      232,208   5,034,269
SafeNet, Inc. *(a)                                       90,477   2,395,831
                                                                -----------
                                                                  7,430,100
                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.7%
NETGEAR, Inc. *(a)                                      232,088   4,411,993
                                                                -----------
COMPUTERS & PERIPHERALS -- 0.8%
MICROS Systems, Inc. *(a)                                99,192   4,569,775
                                                                -----------
CONSTRUCTION MATERIALS -- 1.7%
Eagle Materials, Inc. (a)                               156,369   9,970,088
                                                                -----------
ELECTRIC UTILITIES -- 0.3%
Pike Electric Corp. *(a)                                 71,963   1,511,943
                                                                -----------
ELECTRICAL EQUIPMENT -- 1.3%
Actuant Corp. - Class A (a)                              74,488   4,560,155
Regal-Beloit Corp.                                       74,726   3,158,668
                                                                -----------
                                                                  7,718,823
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.7%
FLIR Systems, Inc. *(a)                                 189,815   5,392,644
Orbotech, Ltd. *(a)                                     111,404   2,743,881
Thomas & Betts Corp. *                                  138,396   7,110,786
Trimble Navigation, Ltd. *                              128,737   5,799,602

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
WESCO International, Inc. *                             100,452 $ 6,831,741
                                                                -----------
                                                                 27,878,654
                                                                -----------
ENERGY EQUIPMENT & SERVICES -- 1.7%
FMC Technologies, Inc. *(a)                             102,229   5,236,170
Veritas DGC, Inc. *(a)                                  104,634   4,749,337
                                                                -----------
                                                                  9,985,507
                                                                -----------
FINANCIAL - DIVERSIFIED -- 1.4%
Jackson Hewitt Tax Service, Inc.                         95,534   3,016,964
SVB Financial Group *(a)                                 97,912   5,194,231
                                                                -----------
                                                                  8,211,195
                                                                -----------
FINANCIAL SERVICES -- 1.9%
Affiliated Managers Group, Inc. *(a)                     59,267   6,318,455
Jeffries Group, Inc. (a)                                 84,189   4,925,056
                                                                -----------
                                                                 11,243,511
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.8%
American Medical Systems Holdings, Inc. *(a)            257,358   5,790,555
Cyberonics, Inc. *(a)                                   141,554   3,647,847
Gen-Probe, Inc. *(a)                                    125,314   6,907,308
Immucor, Inc. *(a)                                      124,244   3,564,560
Integra LifeSciences Holdings *(a)                      138,320   5,668,354
Mentor Corp. (a)                                        110,687   5,015,228
NuVasive, Inc. *(a)                                     246,100   4,638,985
ResMed, Inc. *(a)                                        71,475   3,143,470
Varian, Inc. *(a)                                       110,894   4,566,615
Wright Medical Group, Inc. *(a)                         189,696   3,746,496
                                                                -----------
                                                                 46,689,418
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
Amsurg Corp. *(a)                                       123,708   2,806,935
LifePoint Hospitals, Inc. *(a)                          123,588   3,843,587
Per-Se Technologies, Inc. *(a)                          191,730   5,111,522
VCA Antech, Inc. *(a)                                   191,251   5,446,828
                                                                -----------
                                                                 17,208,872
                                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 3.5%
Applebee's International, Inc. (a)                      118,591   2,911,409
Choice Hotels International, Inc. (a)                    89,587   4,101,293
Jack in the Box, Inc. *(a)                              126,779   5,514,886
P.F. Chang's China Bistro, Inc. *(a)                     98,871   4,873,352
RARE Hospitality International, Inc. *(a)               107,487   3,743,772
                                                                -----------
                                                                 21,144,712
                                                                -----------
HOUSEHOLD DURABLES -- 1.1%
Blout International, Inc. *                             117,003   1,884,918
Tempur-Pedic International, Inc. *(a)                   346,665   4,905,310
                                                                -----------
                                                                  6,790,228
                                                                -----------
HOUSEHOLD PRODUCTS -- 0.7%
Church & Dwight, Inc. (a)                               119,397   4,408,137
                                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Ceradyne, Inc. *(a)                                      52,425   2,616,008
                                                                -----------
INFORMATION SERVICES -- 0.4%
Merge Technologies, Inc. *                              144,799   2,312,440
                                                                -----------
INSURANCE -- 1.6%
HCC Insurance Holdings, Inc. (a)                        148,259   5,159,413

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
INSURANCE - CONTINUED
ProAssurance Corp. *(a)                                  85,027 $ 4,421,404
                                                                -----------
                                                                  9,580,817
                                                                -----------
INTERNET & CATALOG RETAIL -- 1.0%
Coldwater Creek, Inc. *(a)                              203,684   5,662,415
                                                                -----------
INTERNET SOFTWARE & SERVICES -- 3.5%
Allscripts Healthcare Solutions, Inc. *(a)              180,017   3,296,111
Blue Coat Systems, Inc. *(a)                             58,202   1,265,311
Digitas, Inc. *(a)                                      322,097   4,638,197
F5 Networks, Inc. *(a)                                   57,963   4,201,738
Sapient Corp. *(a)                                      509,520   3,887,638
ValueClick, Inc. *(a)                                   197,864   3,347,859
                                                                -----------
                                                                 20,636,854
                                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
Marvel Entertainment, Inc. *(a)                         220,694   4,440,363
                                                                -----------
MACHINERY -- 1.9%
JLG Industries, Inc.                                    201,510   6,204,493
Lincoln Electric Holdings, Inc. (a)                      99,949   5,396,246
                                                                -----------
                                                                 11,600,739
                                                                -----------
METALS & MINING -- 1.3%
Carpenter Technology Corp. (a)                           81,436   7,697,331
                                                                -----------
OIL & GAS -- 6.6%
Bill Barrett Corp. *                                    100,663   3,280,607
Core Laboratories N.V. *                                 92,157   4,382,065
Encore Acquisition Co. *(a)                             189,097   5,862,007
Grey Wolf, Inc. *(a)                                    529,230   3,937,471
Hydril *                                                 65,515   5,106,894
Range Resources Corp. (a)                               171,134   4,673,670
Superior Energy Services, Inc. *(a)                     146,702   3,930,147
Unit Corp. *                                            107,174   5,974,951
Whiting Petroleum Corp. *(a)                             60,963   2,498,873
                                                                -----------
                                                                 39,646,685
                                                                -----------
PHARMACEUTICALS -- 4.7%
Alkermes, Inc. *(a)                                     178,194   3,929,178
Amylin Pharmaceuticals, Inc. *(a)                        73,472   3,596,454
Encysive Pharmaceuticals, Inc. *(a)                     243,586   1,191,136
First Horizon Pharmaceutical Corp. *(a)                 186,310   4,696,875
Medicis Pharmaceutical Corp. - Class A (a)               91,655   2,987,953
MGI Pharma, Inc. *(a)                                   173,408   3,034,640
Nektar Therapeutics *(a)                                155,924   3,177,731
NPS Pharmaceuticals, Inc. *(a)                          133,756   1,142,276
United Therapeutics Corp. *(a)                           62,766   4,160,131
                                                                -----------
                                                                 27,916,374
                                                                -----------
REAL ESTATE -- 0.4%
BioMed Realty Trust, Inc. (REIT) (a)                     79,159   2,346,273
                                                                -----------
RETAIL - SPECIALTY -- 7.9%
BJ's Wholesale Club, Inc. *(a)                          144,206   4,543,931
Charlotte Russe Holding, Inc. *(a)                      241,090   5,159,326
Children's Place Retail Stores, Inc. *(a)               104,839   6,070,178
Dick's Sporting Goods, Inc. *(a)                        114,671   4,548,999
Guitar Center, Inc. *(a)                                 72,573   3,461,732
Jos. A. Bank Clothiers, Inc. *(a)                       165,303   7,926,279
New York & Co., Inc. *(a)                               246,329   3,680,155
RC2 Corp. *                                             101,554   4,042,865
Regis Corp. (a)                                         107,663   3,712,220

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                   SHARES / PAR
SECURITY DESCRIPTION                                  AMOUNT       VALUE
----------------------------------------------------------------------------
RETAIL - SPECIALTY - CONTINUED
Toro Co. (The)                                          83,594  $  3,991,613
                                                                ------------
                                                                  47,137,298
                                                                ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.7%
Cirrus Logic, Inc. *(a)                                385,856     3,272,059
Emulex Corp. *(a)                                      211,397     3,612,775
FormFactor, Inc. *                                     115,363     4,536,073
Genesis Microchip, Inc. *(a)                           110,848     1,888,850
Microsemi Corp. *(a)                                   304,238     8,856,368
Power Integrations, Inc. *(a)                          157,273     3,897,225
Tessera Technologies, Inc. *(a)                        146,821     4,710,017
Varian Semiconductor Equipment Associates, Inc.
  *(a)                                                 127,874     3,590,702
                                                                ------------
                                                                  34,364,069
                                                                ------------
SOFTWARE -- 5.7%
ANSYS, Inc. *(a)                                        96,134     5,205,656
Avid Technology, Inc. *(a)                              76,498     3,324,603
Blackboard, Inc. *(a)                                  180,833     5,137,466
Cerner Corp. *                                         118,356     5,615,992
Epicor Software Corp. *(a)                             298,779     4,012,602
Kronos, Inc. *(a)                                      101,673     3,801,553
MicroStrategy, Inc., Class A*                           52,192     5,495,296
THQ, Inc. *                                             67,543     1,748,688
                                                                ------------
                                                                  34,341,856
                                                                ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.3%
Aeroflex, Inc. *(a)                                    350,981     4,818,969
Nice Systems, Ltd. (ADR) *                              56,661     2,887,445
                                                                ------------
                                                                   7,706,414
                                                                ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.7%
NeuStar, Inc. - Class A *(a)                           122,961     3,811,791
SBA Communications Corp. *(a)                          272,488     6,378,944
                                                                ------------
                                                                  10,190,735
                                                                ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Warnaco Group, Inc. (The) *                            175,226     4,205,424
Wolverine World Wide, Inc. (a)                         155,564     3,442,631
                                                                ------------
                                                                   7,648,055
                                                                ------------
TRANSPORTATION -- 2.5%
Forward Air Corp. (a)                                  100,176     3,735,563
Hub Group, Inc. - Class A *                             21,106       962,011
Kirby Corp. *(a)                                        63,592     4,331,251
Knight Transportation, Inc. (a)                         61,538     1,215,376
Swift Transportation Co., Inc. *(a)                    209,101     4,543,765
                                                                ------------
                                                                  14,787,966
                                                                ------------
Total Common Stocks (Cost $464,294,609)                          573,875,682
                                                                ------------
SHORT - TERM INVESTMENTS -- 27.9%

State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/31/06 at 4.45% to be
  repurchased at $22,278,258 on 04/03/06
  collateralized by $23,250,000 FHLB at 3.875%
  due 08/22/08 with a value of $22,715,483. (Cost
  - $22,270,000)                                    22,270,000    22,270,000
State Street Security Lending Navigator Prime
  Portfolio(b)                                     144,769,468   144,769,468
                                                                ------------
Total Short - Term Investments (Cost $167,039,468)               167,039,468
                                                                ------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        VALUE
----------------------------------------------------------------------
TOTAL INVESTMENTS -- 123.9% (Cost $631,334,077)         $ 740,915,150
                                                        -------------
Other Assets and Liabilities (net) -- (23.9)%            (142,850,457)
                                                        -------------
TOTAL NET ASSETS -- 100.0%                              $ 598,064,693
                                                        =============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purpose, are $123,584,129 and $14,003,056 respectively, resulting in a net unrealized appreciation of $109,581,073.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                                    SHARES / PAR
SECURITY DESCRIPTION                                                                   AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 98.0%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund (a)                             154,539  $  8,331,198
iShares Dow Jones U.S. Consumer Services Sector Index Fund                               45,159     2,793,084
iShares Dow Jones U.S. Financial Sector Index Fund (a)                                   58,264     6,129,373
iShares Dow Jones U.S. Healthcare Sector Index Fund                                     190,557    12,128,953
iShares Dow Jones U.S. Industrial Sector Index Fund (a)                                 104,909     6,621,856
iShares Dow Jones U.S. Technology Sector Index Fund                                      77,557     4,062,436
iShares Dow Jones U.S. Telecommunications Sector Index Fund (a)                         172,118     4,454,414
iShares Dow Jones U.S. Utilities Sector Index Fund                                       23,013     1,740,473
iShares GS $ InvesTop Corporate Bond Fund                                                37,741     3,974,127
iShares MSCI EAFE Index Fund                                                            317,035    20,581,912
iShares S&P 500 Index Fund                                                              560,857    72,855,324
iShares S&P MidCap 400 Index Fund                                                       511,828    40,582,842
Vanguard Consumer Discretionary VIPERs                                                   20,755     1,133,223
Vanguard Consumer Staples VIPERs                                                         47,806     2,746,455
Vanguard Energy VIPERs                                                                   40,467     3,180,302
Vanguard Financials VIPERs                                                               32,082     1,872,626
Vanguard Industrials VIPERs                                                              13,945       879,232
Vanguard Information Technology VIPERs                                                   63,723     3,246,687
                                                                                                 ------------
Total Investment Company Securities (Cost $190,880,294)                                           197,314,517
                                                                                                 ------------
SHORT - TERM INVESTMENTS -- 8.2%
Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio                      2,436,324     2,436,324
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $2,004,376 on 04/03/06 collateralized by $2,145,000 FNMA 3.25% due
  02/15/09 with a value of $2,047,999.                                                2,004,000     2,004,000
State Street Securities Lending Navigator Prime Portfolio (b)                        11,994,595    11,994,595
                                                                                                 ------------
Total Short - Term Investments (Cost $16,434,919)                                                  16,434,919
                                                                                                 ------------
TOTAL INVESTMENTS -- 106.2% (Cost $207,315,213)                                                   213,749,436
                                                                                                 ------------
Other Assets and Liabilities (net) -- (6.2)%                                                      (12,518,679)
                                                                                                 ------------
TOTAL NET ASSETS -- 100.0%                                                                       $201,230,757
                                                                                                 ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal tax income tax purposes, are $6,692,182 and $257,959 respectively, resulting in a net unrealized appreciation of $6,434,223.
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                                                  SHARES / PAR
SECURITY DESCRIPTION                                                                                 AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 98.0%
iShares Dow Jones U.S. Consumer Goods Sector Index Fund (a)                                          124,771   $  6,726,405
iShares Dow Jones U.S. Consumer Services Sector Index Fund                                            53,603      3,315,346
iShares Dow Jones U.S. Financial Sector Index Fund                                                    66,878      7,035,566
iShares Dow Jones U.S. Healthcare Sector Index Fund                                                  168,592     10,730,881
iShares Dow Jones U.S. Industrial Sector Index Fund                                                   98,077      6,190,620
iShares Dow Jones U.S. Technology Sector Index Fund                                                   81,564      4,272,322
iShares Dow Jones U.S. Telecommunications Sector Index Fund                                          150,740      3,901,151
iShares Dow Jones U.S. Utilities Sector Index Fund                                                    22,355      1,690,709
iShares GS $ InvesTop Corporate Bond Fund                                                            232,905     24,524,896
iShares Lehman 1-3 Year Treasury Bond Fund                                                           111,589      8,926,004
iShares MSCI EAFE Index Fund                                                                         169,312     10,991,735
iShares S&P 500 Index Fund                                                                           289,335     37,584,616
iShares S&P MidCap 400 Index Fund                                                                    451,633     35,809,981
Vanguard Consumer Discretionary VIPERs                                                                19,255      1,051,323
Vanguard Consumer Staples VIPERs                                                                      45,965      2,640,689
Vanguard Energy VIPERs                                                                                43,350      3,406,877
Vanguard Financials VIPERs                                                                            32,082      1,872,626
Vanguard Industrials VIPERs                                                                           13,945        879,232
Vanguard Information Technology VIPERs                                                                60,723      3,093,837
                                                                                                               ------------
Total Investment Company Securities (Cost $170,672,345)                                                         174,644,816
                                                                                                               ------------
SHORT--TERM INVESTMENTS -- 6.1%
Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio                                   1,246,783      1,246,783
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at
  $2,691,505 on 04/03/06 collateralized by $2,875,000 FNMA 3.25% due 02/15/09 with a value of
  $2,744,986.                                                                                      2,691,000      2,691,000
State Street Navigator Securities Lending Prime Portfolio (b)                                      6,861,855      6,861,855
                                                                                                               ------------
Total Short - Term Investments (Cost $10,799,638)                                                                10,799,638
                                                                                                               ------------
TOTAL INVESTMENTS -- 104.1% (Cost $181,471,983)                                                                 185,444,454
                                                                                                               ------------
Other Assets and Liabilities (net) -- (4.1)%                                                                     (7,343,888)
                                                                                                               ------------
TOTAL NET ASSETS -- 100.0%                                                                                     $178,100,566
                                                                                                               ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal tax income tax purposes, are $4,966,979 and $994,508 respectively, resulting in a net unrealized appreciation of $3,972,471.
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                          SHARES     VALUE
-----------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
AEROSPACE & DEFENSE -- 2.3%
Alliant Techsystems, Inc. *                    54,102 $ 4,175,051
Rockwell Collins, Inc.                        121,248   6,832,325
                                                      -----------
                                                       11,007,376
                                                      -----------
AUTOMOBILES -- 0.7%
Autoliv, Inc. (a)                              58,716   3,322,151
                                                      -----------
BANKS -- 7.2%
Commerce Bancshares, Inc.                      34,552   1,785,302
FirstMerit Corp.                              132,882   3,276,870
Hudson City Bancorp, Inc.                     175,026   2,326,096
KeyCorp                                       176,378   6,490,710
M&T Bank Corp.                                 66,497   7,589,968
Northern Trust Corp. (a)                       92,843   4,874,257
Zions Bancorp                                  99,674   8,246,030
                                                      -----------
                                                       34,589,233
                                                      -----------
BEVERAGES -- 0.5%
Pepsi Bottling Group, Inc.                     76,250   2,317,238
                                                      -----------
CHEMICALS -- 2.1%
Ashland, Inc.                                  33,150   2,356,302
Carlisle Cos., Inc.                            44,021   3,600,918
Rohm and Haas Co.                              81,345   3,975,330
                                                      -----------
                                                        9,932,550
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
Republic Services, Inc.                       119,710   5,088,872
Zebra Technologies Corp. - Class A *          143,471   6,416,023
                                                      -----------
                                                       11,504,895
                                                      -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.8%
American Standard Cos., Inc.                  206,292   8,841,675
                                                      -----------
COMPUTERS & PERIPHERALS -- 0.5%
Seagate Technology *                           91,630   2,412,618
                                                      -----------
DIVERSIFIED ENERGY -- 1.9%
PNM Resources, Inc. (a)                        15,050     367,220
Public Service Enterprise Group, Inc.          17,518   1,121,853
Williams Cos., Inc. (The)                     355,801   7,610,583
                                                      -----------
                                                        9,099,656
                                                      -----------
ELECTRIC UTILITIES -- 10.8%
CMS Energy Corp. *                             62,500     809,375
DPL Inc.                                      140,260   3,787,020
Edison International                          195,385   8,045,954
Entergy Corp. (a)                             170,193  11,733,105
FirstEnergy Corp.                              56,431   2,759,476
Northeast Utilities (a)                        95,475   1,864,627
PG&E Corp. (a)                                249,142   9,691,624
PPL Corp.                                     326,216   9,590,750
Wisconsin Energy Corp.                         92,336   3,692,517
                                                      -----------
                                                       51,974,448
                                                      -----------
FINANCIAL - DIVERSIFIED -- 2.5%
American Capital Strategies, Ltd.              54,767   1,925,608
Bear Stearns Cos., Inc.                        71,998   9,986,122
                                                      -----------
                                                       11,911,730
                                                      -----------
FINANCIAL SERVICES -- 1.4%
CIT Group, Inc.                                87,505   4,683,267

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES     VALUE
-----------------------------------------------------------------------------
FINANCIAL SERVICES - CONTINUED
Eaton Vance Corp.                                          82,018 $ 2,245,653
                                                                  -----------
                                                                    6,928,920
                                                                  -----------
FOOD PRODUCTS -- 2.4%
Archer-Daniels-Midland Co.                                198,121   6,666,771
Smithfield Foods, Inc. *                                  162,108   4,756,249
                                                                  -----------
                                                                   11,423,020
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
IMS Health, Inc.                                          125,570   3,235,939
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Apria Healthcare Group, Inc. *(a)                         134,224   3,084,468
Coventry Health Care, Inc. *                               79,249   4,277,861
Health Net, Inc. *                                         87,032   4,422,966
                                                                  -----------
                                                                   11,785,295
                                                                  -----------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
Harrah's Entertainment, Inc. (a)                          146,691  11,436,030
                                                                  -----------
HOUSEHOLD DURABLES -- 4.8%
Lennar Corp. - Class A                                    137,329   8,291,925
Mohawk Industries, Inc. *                                 106,953   8,633,246
Newell Rubbermaid, Inc.                                   238,425   6,005,926
                                                                  -----------
                                                                   22,931,097
                                                                  -----------
HOUSEHOLD PRODUCTS -- 1.2%
Clorox Co.                                                 93,728   5,609,621
                                                                  -----------
INDUSTRIAL - DIVERSIFIED -- 1.5%
Cooper Industries, Ltd. - Class A                          83,534   7,259,105
                                                                  -----------
INSURANCE -- 8.5%
Ambac Financial Group, Inc.                               139,007  11,064,957
Assurant, Inc.                                             53,942   2,656,644
Everest Reinsurance Group, Ltd.                            65,110   6,079,321
Lincoln National Corp.                                     84,032   4,587,307
PartnerRe, Ltd.                                            82,818   5,142,170
PMI Group, Inc. (a)                                        87,116   4,000,367
RenaissanceRe Holdings, Ltd. (a)                           86,807   3,786,521
Torchmark Corp.                                            62,231   3,553,390
Willis Group Holdings, Ltd.                                 6,517     223,272
                                                                  -----------
                                                                   41,093,949
                                                                  -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Avocent Corp. *                                            45,403   1,441,091
                                                                  -----------
IT CONSULTING & SERVICES -- 2.3%
BearingPoint, Inc. *(a)                                   601,300   5,105,037
Ingram Micro, Inc. - Class A *                            195,136   3,902,720
Unisys Corp. *                                            273,221   1,882,493
                                                                  -----------
                                                                   10,890,250
                                                                  -----------
MEDIA -- 1.8%
Dow Jones & Co., Inc. (a)                                  99,384   3,905,791
Lamar Advertising Co. - Class A *(a)                       89,942   4,732,748
                                                                  -----------
                                                                    8,638,539
                                                                  -----------
METALS & MINING -- 2.1%
Allegheny Technologies, Inc.                               75,743   4,633,957
Carpenter Technology Corp. (a)                             24,369   2,303,358
Commercial Metals Co. (a)                                  59,295   3,171,689
                                                                  -----------
                                                                   10,109,004
                                                                  -----------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES     VALUE
---------------------------------------------------------------------------
OIL & GAS -- 10.0%
AGL Resources, Inc. (a)                                172,413 $  6,215,489
BJ Services Co.                                        170,443    5,897,328
EOG Resources, Inc.                                    149,552   10,767,744
Grant Prideco, Inc. *(a)                                91,692    3,928,085
Range Resources Corp. (a)                              373,341   10,195,943
Ultra Petroleum Corp. *(a)                              77,863    4,851,644
Western Gas Resources, Inc. (a)                        131,290    6,334,742
                                                               ------------
                                                                 48,190,975
                                                               ------------
PAPER & PACKAGING -- 0.9%
Packaging Corp. of America                             203,146    4,558,596
                                                               ------------
PHARMACEUTICALS -- 2.6%
Charles River Laboratories International, Inc. *       137,896    6,759,662
MedImmune, Inc. *                                      155,709    5,695,835
                                                               ------------
                                                                 12,455,497
                                                               ------------
REAL ESTATE -- 7.7%
Apartment Investment & Management Co. (REIT) - Class A 191,969    9,003,346
Brandywine Realty Trust (REIT)                          35,309    1,121,414
Developers Diversified Realty Corp. (REIT)             114,881    6,289,735
Equity Residential (REIT)                               59,409    2,779,747
Healthcare Realty Trust, Inc. (REIT)                    66,386    2,481,508
istar Financial, Inc. (REIT)                           171,796    6,576,351
Liberty Property Trust (REIT)                           52,494    2,475,617
Plum Creek Timber Co., Inc. (REIT)                     165,975    6,129,457
                                                               ------------
                                                                 36,857,175
                                                               ------------
RETAIL - MULTILINE -- 2.8%
J.C. Penney Co., Inc. (a)                              223,474   13,500,064
                                                               ------------
RETAIL - SPECIALTY -- 1.0%
Ross Stores, Inc. (a)                                  165,886    4,842,212
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.3%
Amphenol Corp. - Class A                                85,995    4,487,219
Freescale Semiconductor, Inc. - Class B *               64,488    1,793,411
LSI Logic Corp. *                                      184,988    2,138,462
Tessera Technologies, Inc. *(a)                         89,402    2,868,016
                                                               ------------
                                                                 11,287,108
                                                               ------------
SOFTWARE -- 1.5%
Activision, Inc. *                                     442,350    6,100,007
Wind River Systems, Inc. *(a)                           96,036    1,195,648
                                                               ------------
                                                                  7,295,655
                                                               ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.7%
ADC Telecommunications, Inc. *                         142,254    3,640,280
                                                               ------------
TOBACCO -- 1.1%
Reynolds American, Inc. (a)                             48,513    5,118,122
                                                               ------------
TRANSPORTATION -- 1.9%
Norfolk Southern Corp.                                 129,388    6,996,009
Teekay Shipping Corp. (a)                               64,228    2,380,932
                                                               ------------
                                                                  9,376,941
                                                               ------------
Total Common Stocks (Cost $408,328,216)                         466,818,055
                                                               ------------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                       PAR
SECURITY DESCRIPTION                                                                  AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 12.1%

State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $13,406,462 on 04/03/06 collateralized by $14,320,000 FNMA at
  3.25% due 02/15/09 with a value of $13,672,421. 3.100%, due 04/03/06             $ 13,403,000 $  13,403,000
State Street Navigator Securities Lending Prime Portfolio (b)                        44,903,109    44,903,109
                                                                                                -------------
Total Short - Term Investments (Cost $58,306,109)                                                  58,306,109
                                                                                                -------------
TOTAL INVESTMENTS -- 109.1% (Cost $466,634,325)                                                   525,124,164
                                                                                                -------------
Other Assets and Liabilities (net) -- (9.1)%                                                      (44,016,584)
                                                                                                -------------
TOTAL NET ASSETS -- 100.0%                                                                      $ 481,107,580
                                                                                                =============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $62,818,072 and $4,328,233 respectively, resulting in a net unrealized appreciation of $58,489,839.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                            SHARES      VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS -- 95.1%

AUSTRALIA -- 1.8%
Australia & New Zealand Banking Group, Ltd.                    1,522,000 $ 28,861,424
                                                                         ------------
FRANCE -- 9.1%
BNP Paribas S.A. (a)                                             186,500   17,337,471
Compagnie Generale des Establissements Michelin - Class B (a)    217,000   13,637,357
L'Oreal S.A. (a)                                                 132,300   11,656,277
Neopost S.A. (a)                                                 145,000   15,788,505
Publicis Groupe (a)                                              805,000   31,398,409
Sanofi-Aventis S.A. (a)                                          118,035   11,249,395
Societe Television Francaise 1 (a)                               243,000    7,375,678
Total S.A.                                                        32,500    8,581,059
Vivendi Universal S.A. (a)                                       802,200   27,504,991
                                                                         ------------
                                                                          144,529,142
                                                                         ------------
GERMANY -- 9.9%
Bayerische Motoren Werke (BMW) AG (a)                          1,054,300   58,105,613
DaimlerChrysler AG                                               595,000   34,198,293
Deutsche Boerse AG (a)                                            63,000    9,093,679
Hannover Rueckversicherung AG (a)                                226,600    8,419,351
Henkel KGaA (a)                                                  256,000   27,573,590
Metro AG (a)                                                     373,500   19,132,450
                                                                         ------------
                                                                          156,522,976
                                                                         ------------
HONG KONG -- 1.0%
Giordano International, Ltd. (a)                              28,034,000   15,605,704
                                                                         ------------
IRELAND -- 2.8%
Bank of Ireland                                                2,351,000   43,797,691
                                                                         ------------
ISRAEL -- 0.4%
Orbotech, Ltd. *                                                 265,000    6,526,950
                                                                         ------------
ITALY -- 1.7%
Banco Popolare di Verona e Novara Scrl (a)                       672,500   17,794,709
Bulgari S.p.A. (a)                                               737,000    8,883,246
                                                                         ------------
                                                                           26,677,955
                                                                         ------------
JAPAN -- 13.4%
Daiwa Securities Group, Inc. (a)                               1,838,000   24,717,760
Honda Motor Co., Ltd. (a)                                        447,800   27,776,419
Kao Corp. (a)                                                    295,000    7,773,153
Meitec Corp. (a)                                                 432,800   14,267,840
NTT DoCoMo, Inc. (a)                                              32,050   47,421,434
Rohm Co., Ltd.                                                   255,000   26,861,149
Takeda Pharmaceutical Co., Ltd. (a)                              675,000   38,524,395
Uni-Charm Corp. (a)                                              490,000   24,095,310
                                                                         ------------
                                                                          211,437,460
                                                                         ------------
NETHERLANDS -- 4.5%
Akzo Nobel N.V. (a)                                              637,000   33,840,069
Heineken Holding N.V.                                            523,000   18,017,105
Heineken N.V.                                                     64,375    2,441,707
Koninklijke (Royal) Philips Electronics N.V. (a)                 480,000   16,221,385
                                                                         ------------
                                                                           70,520,266
                                                                         ------------
SINGAPORE -- 1.2%
United Overseas Bank, Ltd.                                     1,914,400   18,476,968
United Overseas Land, Ltd. (a)                                   126,040      225,229
                                                                         ------------
                                                                           18,702,197
                                                                         ------------

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                     SHARES / PAR
SECURITY DESCRIPTION                                                                    AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 6.7%

Kookmin Bank                                                                             272,000  $    23,349,837
KT&G Corp.                                                                               284,650       16,069,618
Lotte Chilsung Beverage Co., Ltd.                                                         16,930       18,817,661
SK Telecom Co., Ltd.                                                                     221,752       43,888,689
SK Telecom Co., Ltd. (ADR)                                                               167,200        3,944,248
                                                                                                  ---------------
                                                                                                      106,070,053
                                                                                                  ---------------
SPAIN -- 0.4%
Gestevision Telecinco S.A. (a)                                                           262,500        6,547,969
                                                                                                  ---------------
SWITZERLAND -- 15.5%
Adecco S.A. (a)                                                                          676,000       37,771,025
Credit Suisse Group (a)                                                                  543,000       30,468,099
Givaudan S.A. (a)                                                                         33,750       25,963,605
Lonza Group AG (a)                                                                       339,700       23,303,934
Nestle S.A.                                                                              127,800       37,971,896
Novartis AG                                                                              677,000       37,684,577
Swatch Group AG (a)                                                                      914,200       31,866,029
Syngenta AG *(a)                                                                         135,200       19,018,851
                                                                                                  ---------------
                                                                                                      244,048,016
                                                                                                  ---------------
TAIWAN -- 2.2%
Chinatrust Financial Holding Co., Ltd.                                                48,326,513       34,269,569
                                                                                                  ---------------
UNITED KINGDOM -- 24.5%
Associated British Ports Holdings Plc                                                  2,087,000       26,252,410
BP Plc                                                                                 1,059,000       12,178,469
British Sky Broadcasting Group Plc                                                     4,942,600       46,333,883
Cadbury Schweppes Plc                                                                  2,644,000       26,352,098
Diageo Plc                                                                             2,726,000       42,982,671
GlaxoSmithKline Plc                                                                    2,123,000       55,514,788
Johnston Press Plc                                                                     2,821,000       23,793,165
Lloyds TSB Group Plc                                                                   2,774,200       26,628,016
Michael Page International Plc                                                         2,390,000       14,164,462
Signet Group Plc                                                                      19,788,000       37,699,657
Trinity Mirror Plc                                                                     3,266,000       32,285,747
Vodafone Group Plc                                                                    20,422,000       42,731,941
                                                                                                  ---------------
                                                                                                      386,917,307
                                                                                                  ---------------
Total Common Stocks (Cost $1,206,896,353)                                                           1,501,034,679
                                                                                                  ---------------
SHORT - TERM INVESTMENTS -- 17.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at $65,534,925 on 04/03/06 collateralized by $65,590,000 FHLB at 5.80%
  due 09/02/08 with a value of $66,829,061.                                           65,518,000       65,518,000
State Street Navigator Securities Lending Prime Portfolio (b)                        208,142,373      208,142,373
                                                                                                  ---------------
Total Short - Term Investments (Cost $273,660,373)                                                    273,660,373
                                                                                                  ---------------
TOTAL INVESTMENTS -- 112.4% (Cost $1,480,556,726)                                                   1,774,695,052
                                                                                                  ---------------
Other Assets and Liabilities (net) -- (12.4)%                                                        (196,453,407)
                                                                                                  ---------------
TOTAL NET ASSETS -- 100.0%                                                                        $ 1,578,241,645
                                                                                                  ===============

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AS OF 03/31/2006

                                                   VALUE       PERCENT OF
INDUSTRY                                           (000)       NET ASSET
-------------------------------------------------------------------------
Apparel & Textiles                            $      8,883,246     0.5%
Auto Manufacturers                                  34,198,293     2.2
Automobiles                                         27,776,419     1.8
Automotive                                          58,105,613     3.7
Banks                                              177,852,791    11.3
Beverage, Food & Tobacco                            79,511,101     5.0
Biotechnology                                       23,303,934     1.5
Business Services                                   14,164,462     0.9
Chemicals                                           78,822,525     5.0
Commercial Services                                 37,771,025     2.4
Communications Services                             75,287,098     4.8
Electrical Equipment & Instruments                  16,221,385     1.0
Electronics                                         33,388,099     2.1
Financial - Diversified                             96,942,432     6.1
Food & Drug Retailing                               18,817,661     1.2
Food Products                                       64,323,994     4.1
Food Retailers                                      19,132,450     1.2
Household Products                                  59,442,053     3.8
Insurance                                            8,419,351     0.5
Media                                              143,841,433     9.1
Office Furnishings & Supplies                       15,788,505     1.0
Oil & Gas                                           34,396,885     2.2
Personal Products                                   11,656,277     0.7
Pharmaceuticals                                    142,973,155     9.1
Real Estate                                            225,229     0.0
Retail - Specialty                                  85,171,390     5.4
Software                                            14,267,840     0.9
Telecommunication Services - Diversified            42,731,941     2.7
Telecommunication Services - Wireless               47,421,434     3.0
Telecommunications                                   3,944,248     0.2
Transportation                                      26,252,410     1.7
                                              ----------------    ----
                                              $  1,501,034,679    95.1%
                                              ================    ====

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $304,349,982 and $10,211,656 respectively, resulting in a net unrealized appreciation of $294,138,326.

*   Non-income producing security
(a) All or a portion of security is on loan.
(b) Represents investments of collateral received from securities lending transactions.
ADR - American Depository Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
AEROSPACE & DEFENSE -- 1.3%
Boeing Co. (The)                                           149,825 $11,675,862
                                                                   -----------
AIR FREIGHT & LOGISTICS -- 1.4%
United Parcel Service, Inc. - Class B                      149,360  11,856,197
                                                                   -----------
AUTOMOBILES -- 2.4%
Bayerische Motoren Werke (BMW) AG                          158,434   8,731,770
Nissan Motor Co., Ltd.                                     545,700   6,499,029
Thor Industries, Inc. (a)                                  103,095   5,501,149
                                                                   -----------
                                                                    20,731,948
                                                                   -----------
BANKS -- 1.2%
UBS AG                                                      96,257  10,551,553
                                                                   -----------
BIOTECHNOLOGY -- 0.9%
Amgen, Inc. *                                              110,655   8,050,151
                                                                   -----------
CHEMICALS -- 0.7%
Potash Corp. of Saskatchewan, Inc.                          67,455   5,942,111
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.2%
Ceridian Corp. *                                           258,210   6,571,444
CoStar Group, Inc. *(a)                                    109,130   5,662,756
Park24 Co., Ltd.                                           221,900   7,596,608
Stericycle, Inc. *(a)                                      109,695   7,417,576
                                                                   -----------
                                                                    27,248,384
                                                                   -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.5%
Cisco Systems, Inc. *                                      607,225  13,158,566
Research In Motion, Ltd. *                                 103,650   8,797,812
                                                                   -----------
                                                                    21,956,378
                                                                   -----------
COMPUTERS & PERIPHERALS -- 2.5%
Apple Computer, Inc. *                                     126,735   7,948,819
SanDisk Corp. *                                            232,500  13,373,400
                                                                   -----------
                                                                    21,322,219
                                                                   -----------
EDUCATION -- 0.9%
Apollo Group, Inc. - Class A *                             148,690   7,807,712
                                                                   -----------
ELECTRICAL EQUIPMENT & INSTRUMENTS -- 1.0%
Samsung Electronics Co., Ltd.                               17,210   8,788,526
                                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Suntech Power Holdings Co., Ltd. (ADR) *                   134,500   4,975,155
                                                                   -----------
FINANCIAL - DIVERSIFIED -- 8.0%
American Express Co.                                       158,030   8,304,477
Chicago Merchantile Exchange Holdings, Inc.                 14,320   6,408,200
Deutsche Boerse AG                                         104,969  15,151,657
Fannie Mae                                                 166,240   8,544,736
Marsh & McLennan Cos., Inc.                                258,715   7,595,872
Merrill Lynch & Co., Inc.                                  141,255  11,125,244
Nikko Cordial Corp.                                        309,500   5,135,097
optionsXpress Holdings, Inc.                               244,785   7,118,348
                                                                   -----------
                                                                    69,383,631
                                                                   -----------
FINANCIAL SERVICES -- 3.6%
Credit Saison Co., Ltd.                                    218,300  12,056,414
Mitsubishi UFJ Securities Co., Ltd. *                      459,000   7,387,801
Mizuho Financial Group, Inc.                                 1,398  11,463,386
                                                                   -----------
                                                                    30,907,601
                                                                   -----------

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 4.5%
Sysco Corp.                                                248,880 $ 7,976,604
Whole Foods Market, Inc.                                   412,230  27,388,561
Wild Oats Markets Inc. *(a)                                175,445   3,566,797
                                                                   -----------
                                                                    38,931,962
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.5%
Boston Scientific Corp. *                                  281,625   6,491,456
Dade Behring Holdings, Inc.                                290,660  10,379,469
Intuitive Surgical, Inc. *(a)                              126,020  14,870,360
Johnson & Johnson                                          159,830   9,465,133
Kyphon, Inc. *                                              11,820     439,704
Varian Medical Systems, Inc. *                             252,565  14,184,050
                                                                   -----------
                                                                    55,830,172
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Coventry Health Care, Inc. *                               219,052  11,824,427
UnitedHealth Group, Inc.                                   293,770  16,409,992
                                                                   -----------
                                                                    28,234,419
                                                                   -----------
HOMEBUILDERS -- 0.9%
Pulte Homes, Inc.                                          199,610   7,669,016
                                                                   -----------
HOTELS, RESTAURANTS & LEISURE -- 3.9%
Four Seasons Hotels, Inc. (a)                              267,685  13,571,630
Harrah's Entertainment, Inc.                               116,420   9,076,103
Scientific Games Corp. - Class A *(a)                      267,555   9,399,207
Tim Hortons, Inc. *(a)                                      46,925   1,245,859
                                                                   -----------
                                                                    33,292,799
                                                                   -----------
HOUSEHOLD PRODUCTS -- 1.5%
Procter & Gamble Co. (The)                                 124,460   7,171,385
Reckitt Benckiser Plc                                      174,078   6,134,653
                                                                   -----------
                                                                    13,306,038
                                                                   -----------
INTERNET & CATALOG RETAIL -- 0.9%
eBay, Inc. *                                               207,860   8,119,012
                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 4.6%
Juniper Networks, Inc. *                                   307,235   5,874,333
McAfee, Inc. *                                             244,305   5,943,941
TIBCO Software, Inc. *                                     495,640   4,143,551
Yahoo!, Inc. *                                             741,205  23,911,273
                                                                   -----------
                                                                    39,873,098
                                                                   -----------
MEDIA -- 2.1%
Dow Jones & Co., Inc. (a)                                  189,035   7,429,076
Lamar Advertising Co. - Class A *(a)                       122,265   6,433,584
XM Satelite Radio Holdings, Inc., - Class A*               195,215   4,347,438
                                                                   -----------
                                                                    18,210,098
                                                                   -----------
OIL & GAS -- 0.9%
EOG Resources, Inc.                                         90,180   6,492,960
Halliburton Co.                                             18,000   1,314,360
                                                                   -----------
                                                                     7,807,320
                                                                   -----------
PHARMACEUTICALS -- 16.9%
Alcon, Inc.                                                 64,945   6,771,166
Alexion Pharmaceuticals, Inc. *(a)                          56,910   2,015,752
Celgene Corp. *(a)                                         973,740  43,058,783
Cubist Pharmaceuticals, Inc. *(a)                          365,100   8,386,347
Genentech, Inc. *                                           98,175   8,296,769
Idenix Pharmaceuticals, Inc. *                              85,650   1,162,271
Merck & Co., Inc.                                          369,545  13,019,070

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                              SHARES       VALUE
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - CONTINUED
Neurocrine Biosciences, Inc. *(a)                                                   237,175 $ 15,307,274
Roche Holding AG                                                                    139,429   20,778,651
Teva Pharmaceutical Industries, Ltd. (ADR) (a)                                      423,085   17,422,640
United Therapeutics Corp. *(a)                                                      141,075    9,350,451
                                                                                            ------------
                                                                                             145,569,174
                                                                                            ------------
REAL ESTATE -- 0.9%
Desarrolladora Homex SA de CV (ADR) *(a)                                            119,970    4,238,540
Mitsubishi Estate Co. Ltd.                                                          146,000    3,472,432
                                                                                            ------------
                                                                                               7,710,972
                                                                                            ------------
RETAIL - MULTILINE -- 0.8%
Wal-Mart Stores, Inc.                                                               146,935    6,941,209
                                                                                            ------------
RETAIL - SPECIALTY -- 2.1%
Coach, Inc. *                                                                       276,390    9,557,566
Nordstrom, Inc.                                                                     220,085    8,622,930
                                                                                            ------------
                                                                                              18,180,496
                                                                                            ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.7%
Advanced Micro Devices, Inc. *                                                      166,245    5,512,684
ASML Holding N.V. *                                                                 262,905    5,355,375
Cypress Semiconductor Corp. *(a)                                                    255,660    4,333,437
KLA-Tencor Corp.                                                                    124,625    6,026,865
PMC-Sierra, Inc. *(a)                                                               491,810    6,044,345
Texas Instruments, Inc.                                                             146,065    4,742,730
                                                                                            ------------
                                                                                              32,015,436
                                                                                            ------------
SOFTWARE -- 8.5%
Adobe Systems, Inc.                                                                 342,460   11,958,703
Citrix Systems, Inc. *                                                              152,320    5,772,928
Electronic Arts, Inc. *                                                             211,350   11,565,072
EMC Corp. *                                                                         672,580    9,167,265
Microsoft Corp.                                                                     129,605    3,526,552
NAVTEQ Corp. *                                                                      194,590    9,855,984
Quest Software, Inc. *                                                              276,255    4,613,459
SAP AG (ADR)                                                                        310,420   16,862,014
                                                                                            ------------
                                                                                              73,321,977
                                                                                            ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.1%
China Mobile (Hong Kong), Ltd.                                                    1,249,500    6,529,291
Crown Castle International Corp. *                                                  352,290    9,987,421
QUALCOMM, Inc.                                                                      199,115   10,077,210
                                                                                            ------------
                                                                                              26,593,922
                                                                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Quiksilver, Inc. *(a)                                                               439,285    6,088,490
                                                                                            ------------
TRANSPORTATION -- 1.3%
C.H. Robinson Worldwide, Inc.                                                       230,115   11,296,345
                                                                                            ------------
Total Common Stocks (Cost $702,789,343)                                                      840,189,383
                                                                                            ------------
                                                                                   PAR
SECURITY DESCRIPTION                                                              AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 16.3%
Federal Home Loan Mortgage Corp. 2.02%, due 06/12/06 (b)                       $  5,000,000    4,954,000
Federal National Mortgage Association 3.10%/0.00%, due 04/03/06 - 06/05/06 (b)    8,900,000    8,838,295
Rabobank USA Financial Corp. 4.840%, due 04/03/06                                11,000,000   10,997,042
State Street Navigator Securities Lending Prime Portfolio                       115,845,578  115,845,578
                                                                                            ------------
Total Short - Term Investments (Cost $140,634,915)                                           140,634,915
                                                                                            ------------

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 113.6% (Cost $843,424,258)                    980,824,298
                                                                 -------------
Other Assets and Liabilities (net) -- (13.6)%                     (117,469,560)
                                                                 -------------
TOTAL NET ASSETS -- 100.0%                                       $ 863,354,738
                                                                 =============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $144,603,793 and $7,203,753 respectively, resulting in a net unrealized appreciation of $137,400,040.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depository Receipt

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
COMMON STOCKS -- 95.1%

BANKS -- 5.7%
AmSouth Bancorporation                                  183,600 $ 4,966,380
City National Corp.                                      51,900   3,985,401
Hudson City Bancorp, Inc.                               381,300   5,067,477
Mellon Financial Corp.                                  155,700   5,542,920
                                                                -----------
                                                                 19,562,178
                                                                -----------
BEVERAGES -- 2.2%
Pepsi Bottling Group, Inc.                              244,300   7,424,277
                                                                -----------
BUILDING PRODUCTS -- 1.2%
Louisiana-Pacific Corp.                                 154,600   4,205,120
                                                                -----------
CHEMICALS -- 2.9%
Cabot Corp.                                             153,400   5,214,066
Celanese Corp.                                          215,900   4,527,423
                                                                -----------
                                                                  9,741,489
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 16.2%
ARAMARK Corp. - Class B (a)                             331,400   9,789,556
CDW Corp. (a)                                            98,500   5,796,725
DST Systems, Inc. *(a)                                  101,700   5,892,498
Expedia, Inc. *                                         340,700   6,905,989
GTECH Holdings Corp.                                      4,500     153,225
Pitney Bowes, Inc.                                      106,200   4,559,166
R.H. Donnelley Corp. *(a)                               123,022   7,163,571
Republic Services, Inc.                                 141,500   6,015,165
Service Corporation International                       722,000   5,631,600
Temple-Inland, Inc.                                      73,000   3,252,150
                                                                -----------
                                                                 55,159,645
                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.0%
Avaya, Inc. *                                           899,400  10,163,220
                                                                -----------
COMPUTERS & PERIPHERALS -- 1.1%
Ingram Micro, Inc. - Class A *                          190,300   3,806,000
                                                                -----------
CONTAINERS & PACKAGING -- 3.1%
Ball Corp.                                              143,700   6,298,371
Pactiv Corp. *                                          169,100   4,149,714
                                                                -----------
                                                                 10,448,085
                                                                -----------
ELECTRICAL EQUIPMENT -- 0.7%
Hubbell, Inc. - Class B                                  46,400   2,378,464
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.4%
Arrow Electronics, Inc. *                               106,700   3,443,209
Flextronics International, Ltd. *                       324,200   3,355,470
Solectron Corp. *                                       886,600   3,546,400
Vishay Intertechnology, Inc. *                          331,700   4,723,408
                                                                -----------
                                                                 15,068,487
                                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.1%
Baker Hughes, Inc.                                       60,400   4,131,360
Mirant Corp. *(a)                                       122,100   3,052,500
                                                                -----------
                                                                  7,183,860
                                                                -----------
FINANCE -- 1.5%
Ameriprise Financial, Inc.                              114,900   5,177,394
                                                                -----------
FOOD PRODUCTS -- 1.3%
Pilgrim's Pride Corp. (a)                               207,800   4,503,026
                                                                -----------

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
FOOD RETAILERS -- 1.4%
Kroger Co. (The) *                                      237,000 $ 4,825,320
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Laboratory Corp. of America Holdings *                  104,400   6,105,312
Triad Hospitals, Inc. *(a)                              160,600   6,729,140
                                                                -----------
                                                                 12,834,452
                                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Royal Caribbean Cruises, Ltd. (a)                       128,300   5,391,166
                                                                -----------
HOUSEHOLD DURABLES -- 2.1%
Stanley Works (The) (a)                                 142,500   7,219,050
                                                                -----------
HOUSEHOLD PRODUCTS -- 1.9%
Fortune Brands, Inc.                                     81,600   6,579,408
                                                                -----------
INSURANCE -- 11.5%
Jefferson-Pilot Corp. (a)                               121,700   6,807,898
MGIC Investment Corp.                                    93,500   6,229,905
PartnerRe, Ltd. (a)                                     105,300   6,538,077
Protective Life Corp.                                   201,900  10,042,506
RenaissanceRe Holdings, Ltd. (a)                        103,400   4,510,308
Willis Group Holdings, Ltd.                             146,900   5,032,794
                                                                -----------
                                                                 39,161,488
                                                                -----------
MACHINERY -- 2.0%
Dover Corp.                                             141,200   6,856,672
                                                                -----------
MEDIA -- 2.6%
Belo Corp. (a)                                          274,600   5,459,048
Westwood One, Inc.                                      302,000   3,334,080
                                                                -----------
                                                                  8,793,128
                                                                -----------
OIL & GAS -- 3.9%
BJ Services Co.                                         113,300   3,920,180
GlobalSantaFe Corp.                                      27,500   1,670,625
Williams Cos., Inc. (The)                               351,500   7,518,585
                                                                -----------
                                                                 13,109,390
                                                                -----------
PHARMACEUTICALS -- 0.1%
Sepracor, Inc. *                                          9,200     447,788
                                                                -----------
REAL ESTATE -- 2.2%
Health Care Property Investors, Inc. (REIT)             129,600   3,680,640
Trizec Properties, Inc. (REIT)                          141,800   3,648,514
                                                                -----------
                                                                  7,329,154
                                                                -----------
RETAIL - SPECIALTY -- 6.8%
Dollar Tree Stores, Inc. *                              246,800   6,828,956
Foot Locker, Inc.                                       166,300   3,971,244
Liz Claiborne, Inc. (a)                                 201,600   8,261,568
Sears Holdings Corp. *(a)                                31,500   4,165,560
                                                                -----------
                                                                 23,227,328
                                                                -----------
ROAD & RAIL -- 1.1%
Norfolk Southern Corp.                                   67,800   3,665,946
                                                                -----------
SOFTWARE -- 1.4%
BEA Systems, Inc. *(a)                                  156,800   2,058,784
Compuware Corp. *                                       343,000   2,685,690
                                                                -----------
                                                                  4,744,474
                                                                -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.1%
ALLTEL Corp.                                            106,400   6,889,400

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 SHARES       VALUE
---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -
  CONTINUED
Citizens Communications Co. (a)                       520,400 $  6,905,708
                                                              ------------
                                                                13,795,108
                                                              ------------
TRANSPORTATION -- 3.2%
Laidlaw International, Inc.                           197,200    5,363,840
Overseas Shipholding Group, Inc. (a)                   41,000    1,965,130
Teekay Shipping Corp. (a)                              55,200    2,046,264
YRC Worldwide, Inc. *(a)                               43,600    1,659,416
                                                              ------------
                                                                11,034,650
                                                              ------------
Total Common Stocks (Cost $310,612,880)                        323,835,767
                                                              ------------

                                                      PAR
SECURITY DESCRIPTION                                 AMOUNT       VALUE
---------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 18.5%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/31/06 at 3.10% to be
  repurchased at $18,982,903 on 04/03/06
  collateralized by $18,890,000 FNMA at 5.25% due
  04/15/07 with a value of $19,362,250.            18,978,000   18,978,000
State Street Security Lending Navigator Prime
  Portfolio (b)                                    43,858,559   43,858,559
                                                              ------------
Total Short - Term Investments (Cost $62,836,559)               62,836,559
                                                              ------------
TOTAL INVESTMENTS -- 113.6% (Cost $373,449,439)                386,672,326
                                                              ------------
Other Assets and Liabilities (net) -- (13.6)%                  (46,152,432)
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                    $340,519,894
                                                              ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $20,418,894 and $7,196,007 respectively, resulting in a net unrealized appreciation of $13,222,887.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                SHARES   VALUE
---------------------------------------------------------------------
COMMON STOCKS -- 97.5%

BUILDING PRODUCTS -- 1.9%
Beazer Homes USA, Inc.                               2,650 $  174,105
Masco Corp.                                          4,900    159,201
Ryland Group, Inc. (The)                             2,700    187,380
                                                           ----------
                                                              520,686
                                                           ----------
COMMERCIAL SERVICES & SUPPLIES -- 5.6%
Expedia, Inc. *                                     24,500    496,615
Waste Management, Inc.                              14,800    522,440
WPP Group Plc                                       40,400    484,407
                                                           ----------
                                                            1,503,462
                                                           ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.3%
Cisco Systems, Inc. *                               15,800    342,386
                                                           ----------
COMPUTERS & PERIPHERALS -- 5.8%
Dell, Inc. *                                        14,600    434,496
Hewlett-Packard Co.                                 10,700    352,030
International Business Machines Corp.                4,000    329,880
Seagate Technology *                                16,300    429,179
                                                           ----------
                                                            1,545,585
                                                           ----------
ELECTRIC UTILITIES -- 4.3%
AES Corp. *                                         67,900  1,158,374
                                                           ----------
FINANCIAL - DIVERSIFIED -- 10.8%
Capital One Financial Corp.                          5,900    475,068
Citigroup, Inc.                                     13,900    656,497
Countrywide Financial Corp.                         19,400    711,980
JPMorgan Chase & Co.                                24,800  1,032,672
                                                           ----------
                                                            2,876,217
                                                           ----------
HEALTH CARE PROVIDERS & SERVICES -- 12.2%
Aetna, Inc.                                         18,000    884,520
Health Net, Inc. *                                  12,900    655,578
McKesson Corp.                                       7,700    401,401
UnitedHealth Group, Inc.                            23,700  1,323,882
                                                           ----------
                                                            3,265,381
                                                           ----------
HOMEBUILDERS -- 3.6%
Centex Corp.                                         7,300    452,527
Pulte Homes, Inc.                                   13,200    507,144
                                                           ----------
                                                              959,671
                                                           ----------
INDUSTRIAL - DIVERSIFIED -- 5.0%
General Electric Co.                                 1,600     55,648
Tyco International, Ltd.                            47,600  1,279,488
                                                           ----------
                                                            1,335,136
                                                           ----------
INSURANCE -- 3.6%
American International Group, Inc.                     900     59,481
MGIC Investment Corp.                                6,600    439,758
St. Paul Travelers Cos., Inc.                       11,100    463,869
                                                           ----------
                                                              963,108
                                                           ----------
INTERNET & CATALOG RETAIL -- 4.2%
Amazon.com, Inc. *                                  30,700  1,120,857
                                                           ----------
INTERNET SOFTWARE & SERVICES -- 12.2%
eBay, Inc. *                                        20,500    800,730
Google, Inc., - Class A*                             2,750  1,072,500
IAC/InterActiveCorp. *                              23,700    698,439

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES        VALUE
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - CONTINUED
Yahoo!, Inc. *                                                                    21,400 $    690,364
                                                                                         ------------
                                                                                            3,262,033
                                                                                         ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
Eastman Kodak Co.                                                                 17,900      509,076
                                                                                         ------------
MEDIA -- 4.1%
DIRECTV Group, Inc. (The) *                                                       38,000      623,200
Time Warner, Inc.                                                                 27,700      465,083
                                                                                         ------------
                                                                                            1,088,283
                                                                                         ------------
PHARMACEUTICALS -- 1.4%
Pfizer, Inc.                                                                      15,200      378,784
                                                                                         ------------
RETAIL - SPECIALTY -- 5.3%
Home Depot, Inc. (The)                                                            13,200      558,360
Sears Holdings Corp. *                                                             6,500      859,560
                                                                                         ------------
                                                                                            1,417,920
                                                                                         ------------
SOFTWARE -- 3.7%
CA, Inc.                                                                           7,750      210,878
Electronic Arts, Inc. *                                                           10,550      577,296
Intuit, Inc. *                                                                     3,400      180,846
Symantec Corp. *                                                                   2,000       33,660
                                                                                         ------------
                                                                                            1,002,680
                                                                                         ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 10.6%
Qwest Communications International, Inc. *                                       147,100    1,000,280
Sprint Nextel Corp.                                                               71,300    1,842,392
                                                                                         ------------
                                                                                            2,842,672
                                                                                         ------------
Total Common Stocks (Cost $25,733,040)                                                     26,092,311
                                                                                         ------------

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT        VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.5%

State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25%
  to be repurchased at $1,998,375 on 04/03/06 collateralized by $2,005,000
  FHLB at 5.80% due 09/02/08 with a value of $2,042,876.
  (Cost -- $1,998,000)                                                       $ 1,998,000    1,998,000
                                                                                         ------------
TOTAL INVESTMENTS -- 105.0% (Cost $27,731,040)                                             28,090,311
                                                                                         ------------
Other Assets and Liabilities (net) -- (5.0)%                                               (1,342,149)
                                                                                         ------------
TOTAL NET ASSETS -- 100.0%                                                               $ 26,748,162
                                                                                         ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal tax income tax purposes, are $837,928 and $478,657 respectively, resulting in a net unrealized appreciation of $359,271.
* Non-income producing security
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT   VALUE
--------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 23.2%
AEROSPACE & DEFENSE -- 0.1%
DRS Technologies, Inc. 7.625%, due 02/01/18              $100,000 $103,500
                                                                  --------
AUTO COMPONENTS -- 0.4%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14     100,000   78,500
Hertz Corp. 8.875%, due 01/01/14 (144A) (a)               150,000  156,375
Stanadyne Corp. 10.000%, due 08/15/14                      75,000   72,188
                                                                  --------
                                                                   307,063
                                                                  --------
CHEMICALS -- 0.7%
Crompton Corp. 9.875%, due 08/01/12                       125,000  141,250
Equistar Chemicals LP 7.550%, due 02/15/26                200,000  181,000
Ineos Group Holdings PLC 8.500%, due 02/15/16 (144A) (a)  150,000  143,250
Nalco Co. 8.875%, due 11/15/13                            100,000  104,500
                                                                  --------
                                                                   570,000
                                                                  --------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Iron Mountain, Inc. 6.625%, due 01/01/16                  150,000  141,750
                                                                  --------
CONTAINERS & PACKAGING -- 0.4%
Crown Cork & Seal, Inc. 7.375%, due 12/15/26              150,000  140,250
Stone Container Finance Co. 7.375%, due 07/15/14          200,000  187,000
                                                                  --------
                                                                   327,250
                                                                  --------
ELECTRIC UTILITIES -- 0.4%
Reliant Energy, Inc. 9.500%, due 07/15/13                 300,000  301,875
                                                                  --------
ENERGY EQUIPMENT & SERVICES -- 0.3%
Dynegy Holdings, Inc. 8.375%, due 05/01/16 (144A) (a)     125,000  125,000
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14     150,000  144,750
                                                                  --------
                                                                   269,750
                                                                  --------
ENTERTAINMENT -- 0.1%
AMC Entertainment, Inc. 11.000%, due 02/01/16 (144A) (a)   75,000   77,813
                                                                  --------
FINANCIAL - DIVERSIFIED -- 1.1%
Ford Motor Credit Co. 7.375%, due 10/28/09                300,000  282,255
General Motors Acceptance Corp. 7.250%, due 03/02/11      650,000  619,125
                                                                  --------
                                                                   901,380
                                                                  --------
FOOD & DRUG RETAILING -- 0.6%
Rite Aid Corp. 8.125%, due 05/01/10                       125,000  128,281
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12       300,000  301,125
                                                                  --------
                                                                   429,406
                                                                  --------
FOOD PRODUCTS -- 0.1%
Chiquita Brands International, Inc. 7.500%, due 11/01/14  110,000   96,800
                                                                  --------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Ameripath, Inc. 10.500%, due 04/01/13                      75,000   79,500
DaVita, Inc. 7.250%, due 03/15/15                         125,000  126,250
Tenet Healthcare Corp.
   9.875%, due 07/01/14                                   125,000  127,187
   9.500%, due 02/01/15 (144A)(a)                         250,000  251,250
                                                                  --------
                                                                   584,187
                                                                  --------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
Hilton Hotels Corp. 3.375%, due 04/15/23                  200,000  243,750
Landry's Restaurants, Inc. 7.500%, due 12/15/14           200,000  194,000

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT    VALUE
----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - CONTINUED
River Rock Entertainment Authority 9.750%, due 11/01/11        $ 50,000 $   54,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due 12/01/14  200,000    195,250
                                                                        ----------
                                                                           687,250
                                                                        ----------
HOUSEHOLD PRODUCTS -- 0.2%
Rayovac Corp. 8.500%, due 10/01/13                              200,000    186,000
                                                                        ----------
INDUSTRIAL CONGLOMERATES -- 0.8%
Allied Waste North America, Inc. 6.125%, due 02/15/14           400,000    382,000
Park-Ohio Industries, Inc. 8.375%, due 11/15/14                 250,000    236,875
                                                                        ----------
                                                                           618,875
                                                                        ----------
MEDIA -- 0.8%
Gaylord Entertainment Co. 8.000%, due 11/15/13                  175,000    183,312
Mediacom Broadband LLC 8.500%, due 10/15/15                     300,000    289,500
Mediacom LLC 9.500%, due 01/15/13                               160,000    159,200
                                                                        ----------
                                                                           632,012
                                                                        ----------
METALS & MINING -- 0.4%
Allegheny Ludlum Corp. 6.950%, due 12/15/25                     120,000    124,200
Novelis, Inc. 7.250%, due 02/15/15 (144A) (a)                   200,000    193,000
                                                                        ----------
                                                                           317,200
                                                                        ----------
OFFICE FURNISHINGS & SUPPLIES -- 0.2%
ACCO Brands Corp. 7.625%, due 08/15/15                          125,000    119,375
                                                                        ----------
OIL & GAS -- 1.5%
Colorado Interstate Gas Co. 6.800%, due 11/15/15 (144A) (a)     200,000    204,477
Dynegy Holdings, Inc. 6.875%, due 04/01/11                      150,000    145,500
El Paso Corp. 7.000%, due 05/15/11                              350,000    353,063
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14           100,000    102,000
Kerr-McGee Corp. 6.950%, due 07/01/24                           100,000    102,229
Williams Companies, Inc. 7.875%, due 09/01/21                   225,000    243,000
                                                                        ----------
                                                                         1,150,269
                                                                        ----------
PAPER & FOREST PRODUCTS -- 0.7%
Abitibi-Consolidated, Inc. (Yankee) 8.550%, due 08/01/10        200,000    202,000
Bowater, Inc. 6.500%, due 06/15/13                              225,000    210,937
Buckeye Technologies, Inc. 8.000%, due 10/15/10                 125,000    121,250
                                                                        ----------
                                                                           534,187
                                                                        ----------
PHARMACEUTICALS -- 0.5%
Mylan Laboratories, Inc. 6.375%, due 08/15/15                   200,000    202,000
Warner Chilcott Corp. 9.250%, due 02/01/15 (144A) (a)           225,000    224,437
                                                                        ----------
                                                                           426,437
                                                                        ----------
SOFTWARE -- 0.2%
Sungard Data Systems, Inc. 9.125%, due 08/15/13 (144A) (a)      175,000    185,938
                                                                        ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.8%
Cincinnati Bell, Inc. 7.000%, due 02/15/15                      800,000    796,000
Lucent Technologies, Inc. 6.500%, due 01/15/28                  150,000    134,625
Qwest Capital Funding, Inc. 7.900%, due 08/15/10                600,000    627,000
Qwest Communications International, Inc. 3.500%, due 11/15/25   275,000    366,781
Syniverse Technologies, Inc. 7.750%, due 08/15/13               250,000    251,563
                                                                        ----------
                                                                         2,175,969
                                                                        ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Elizabeth Arden, Inc. 7.750%, due 01/15/14                      200,000    206,000

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                              PAR
SECURITY DESCRIPTION                                         AMOUNT      VALUE
---------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (a)              $  100,000 $   107,500
                                                                      -----------
                                                                          313,500
                                                                      -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 8.7%
Federal Home Loan Mortgage Corp. 5.750%, due 04/15/08       2,000,000   2,025,440
Federal National Mortgage Association
   6.000%, due 02/01/34-12/01/35                            2,357,813   2,359,674
   5.500%, due 11/01/34                                       379,432     371,035
   6.500%, due 07/01/35                                       432,266     441,191
U.S. Treasury Note 5.000%, due 02/15/11                     1,700,000   1,714,345
                                                                      -----------
                                                                        6,911,685
                                                                      -----------
Total Domestic Bonds & Debt Securities (Cost $18,371,688)              18,369,471
                                                                      -----------
CONVERTIBLE BONDS -- 3.5%
BIOTECHNOLOGY -- 0.2%
Fisher Scientific International, Inc. 3.250%, due 03/01/24    125,000     134,844
                                                                      -----------
COMPUTERS & PERIPHERALS -- 0.6%
Cadence Design Systems, Inc. 0.000%, due 08/15/23 +           300,000     367,500
EMC Corp. 4.500%, due 04/01/07                                100,000     103,500
                                                                      -----------
                                                                          471,000
                                                                      -----------
ELECTRICAL EQUIPMENT & INSTRUMENTS -- 0.4%
EDO Corp. 4.000%, due 11/15/25                                300,000     330,750
                                                                      -----------
FINANCE -- 0.2%
Franklin Resources, Inc. 0.414%, due 05/11/31 +               150,000     133,125
                                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
International Game Technology 0.858%, due 01/29/33 +          200,000     150,750
                                                                      -----------
MACHINERY -- 0.3%
AGCO Corp 1.750%, due 12/31/33                                200,000     215,000
                                                                      -----------
MEDIA -- 0.1%
Liberty Media Corp. 3.250%, due 03/15/31                      125,000      94,062
                                                                      -----------
OIL & GAS -- 0.4%
Hanover Compressor Co. 4.750%, due 01/15/14                   250,000     344,375
                                                                      -----------
PHARMACEUTICALS -- 0.5%
CV Therapeutics, Inc. 3.250%, due 08/16/13                    150,000     160,755
MGI Pharma, Inc. 1.682%/ 0.000%, due 03/02/24 (b)             400,000     250,000
                                                                      -----------
                                                                          410,755
                                                                      -----------
ROAD & RAIL -- 0.4%
CSX Corp. 0.508%, due 10/30/21 +                              300,000     324,750
                                                                      -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.2%
LSI Logic Corp. 4.000%, due 05/15/10                          150,000     168,000
                                                                      -----------
Total Convertible Bonds (Cost $2,639,499)                               2,777,411
                                                                      -----------

SECURITY DESCRIPTION                                         SHARES      VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 68.8%
CHEMICALS -- 7.7%
Chemtura Corp.                                                 86,800   1,022,504
Dow Chemical Co.                                               30,200   1,226,120
Eastman Chemical Co.                                           36,400   1,862,952
Monsanto Co.                                                   17,100   1,449,225

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES    VALUE
--------------------------------------------------------------------------
CHEMICALS - CONTINUED
Mosaic Co. *                                             36,800 $  528,080
                                                                ----------
                                                                 6,088,881
                                                                ----------
COMMERCIAL SERVICES & SUPPLIES -- 5.3%
R. R. Donnelley & Sons Co.                               51,500  1,685,080
The ServiceMaster Co.                                   129,400  1,697,728
Waste Management, Inc.                                   23,000    811,900
                                                                ----------
                                                                 4,194,708
                                                                ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.7%
Avaya, Inc. *                                            47,321    534,727
                                                                ----------
CONTAINERS & PACKAGING -- 1.1%
Ball Corp.                                               19,400    850,302
                                                                ----------
ELECTRIC SERVICES -- 2.1%
Puget Energy, Inc.                                       79,200  1,677,456
                                                                ----------
ELECTRIC UTILITIES -- 4.0%
Ameren Corp.                                             31,100  1,549,402
Northeast Utilities                                      84,200  1,644,426
                                                                ----------
                                                                 3,193,828
                                                                ----------
ELECTRICAL EQUIPMENT -- 1.2%
Hubbell, Inc. - Class B                                  18,800    963,688
                                                                ----------
FOOD & DRUG RETAILING -- 2.2%
H.J. Heinz Co.                                           46,900  1,778,448
                                                                ----------
FOOD PRODUCTS -- 1.8%
Kellogg Co.                                              32,900  1,448,916
                                                                ----------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
McDonald's Corp.                                         25,700    883,052
                                                                ----------
HOUSEHOLD DURABLES -- 5.7%
Newell Rubbermaid, Inc.                                  64,100  1,614,679
Snap-On, Inc.                                            32,800  1,250,336
Tupperware Corp.                                         78,500  1,616,315
                                                                ----------
                                                                 4,481,330
                                                                ----------
INSURANCE -- 5.1%
ACE, Ltd.                                                22,400  1,165,024
PartnerRe, Ltd.                                          13,800    856,842
SAFECO Corp.                                             15,700    788,297
XL Capital, Ltd. - Class A                               19,600  1,256,556
                                                                ----------
                                                                 4,066,719
                                                                ----------
MACHINERY -- 2.2%
Cummins, Inc.                                             7,500    788,250
Timken Co.                                               30,100    971,327
                                                                ----------
                                                                 1,759,577
                                                                ----------
MEDIA -- 2.1%
Clear Channel Communications, Inc.                       57,500  1,668,075
                                                                ----------
OIL & GAS -- 8.3%
Chevron Corp.                                            26,700  1,547,799
EOG Resources, Inc.                                       7,600    547,200
GlobalSantaFe Corp.                                      20,100  1,221,075
Halliburton Co.                                          22,300  1,628,346
NiSource, Inc.                                           81,300  1,643,886
                                                                ----------
                                                                 6,588,306
                                                                ----------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                                SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 3.7%
Bowater, Inc.                                                                                         41,400 $ 1,224,612
MeadWestvaco Corp.                                                                                    61,300   1,674,103
                                                                                                             -----------
                                                                                                               2,898,715
                                                                                                             -----------
PHARMACEUTICALS -- 2.9%
Bristol-Myers Squibb Co.                                                                              71,300   1,754,693
Mylan Laboratories, Inc.                                                                              24,150     565,110
                                                                                                             -----------
                                                                                                               2,319,803
                                                                                                             -----------
RETAIL - SPECIALTY -- 2.9%
Federated Department Stores, Inc.                                                                     10,835     790,955
Foot Locker, Inc.                                                                                     16,100     384,468
OfficeMax, Inc.                                                                                       38,000   1,146,460
                                                                                                             -----------
                                                                                                               2,321,883
                                                                                                             -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 7.1%
AT&T, Inc.                                                                                            73,200   1,979,328
BellSouth Corp.                                                                                       25,500     883,575
PanAmSat Holding Corp.                                                                                77,900   1,933,478
Verizon Communications, Inc.                                                                          23,500     800,410
                                                                                                             -----------
                                                                                                               5,596,791
                                                                                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.6%
Genuine Parts Co.                                                                                     28,300   1,240,389
                                                                                                             -----------
Total Common Stocks (Cost $49,354,539)                                                                        54,555,594
                                                                                                             -----------
PREFERRED STOCKS -- 2.2%
ELECTRICAL EQUIPMENT -- 0.5%
CMS Energy Corp. 4.500%, due 12/31/49                                                                  5,000     362,500
                                                                                                             -----------
INSURANCE -- 0.7%
Chubb Corp. 7.000%, due 08/16/06                                                                       4,000     136,000
Fortis Insurance 7.750%, due 01/26/08 (144A) (a)                                                         150     197,700
XL Capital, Ltd. 6.500%, due 05/15/07                                                                 12,000     266,160
                                                                                                             -----------
                                                                                                                 599,860
                                                                                                             -----------
MEDIA -- 0.3%
Interpublic Group of Cos., Inc. 5.375%, due 12/15/06                                                   6,000     220,200
                                                                                                             -----------
OIL & GAS -- 0.7%
El Paso Corp. 4.990%, due 12/31/49                                                                       500     541,938
                                                                                                             -----------
Total Preferred Stocks (Cost $1,659,984)                                                                       1,724,498
                                                                                                             -----------

                                                                                                     PAR
SECURITY DESCRIPTION                                                                                AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at
  $1,391,261 on 04/03/06 collateralized by $1,490,000 FNMA at 3.25% due 02/15/09 with a value of
  $1,422,619. (Cost -- $1,391,000)                                                                $1,391,000   1,391,000
                                                                                                             -----------
TOTAL INVESTMENTS -- 99.5% (Cost $73,416,710)                                                                 78,817,974
                                                                                                             -----------
Other Assets and Liabilities (net) -- 0.5%                                                                       416,946
                                                                                                             -----------
TOTAL NET ASSETS -- 100.0%                                                                                   $79,234,920
                                                                                                             ===========

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $6,338,430 and $971,508 respectively, resulting in a net unrealized appreciation of $5,366,922.
*   Non-income producing security
+   Zero coupon bond - Interest rate represents current yield to maturity.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determind to be illiquid by the Portfolio's adviser.

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

(b) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                    PAR
SECURITY DESCRIPTION                                               AMOUNT            VALUE
---------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 75.6%
AEROSPACE & DEFENSE -- 1.2%
Armor Holdings, Inc. 8.250%, due 08/15/13                        $ 2,000,000      $ 2,155,000
DRS Technologies, Inc.
   6.875%, due 11/01/13 (a)                                        6,000,000        6,030,000
   7.625%, due 02/01/18                                              525,000          543,375
Esterline Technologies Corp. 7.750%, due 06/15/13                  3,000,000        3,097,500
L-3 Communications Corp.
   6.125%, due 01/15/14                                            6,000,000        5,865,000
   6.375%, due 10/15/15                                            2,725,000        2,697,750
                                                                                  -----------
                                                                                   20,388,625
                                                                                  -----------
APPAREL & TEXTILES -- 0.4%
Quiksilver, Inc. 6.875%, due 04/15/15 (a)                          6,500,000        6,353,750
                                                                                  -----------
AUTO COMPONENTS -- 1.1%
Accuride Corp. 8.500%, due 02/01/15                                1,500,000        1,494,375
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14 (a)          4,000,000        3,140,000
Cummins, Inc. 9.500%, due 12/01/10 (a)                             2,500,000        2,681,250
Stanadyne Corp. 10.000%, due 08/15/14                              2,000,000        1,925,000
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (c)          2,750,000        1,450,625
Tenneco Automotive, Inc. 8.625%, due 11/15/14 (a)                  3,375,000        3,391,875
United Rentals North America, Inc. 7.750%, due 11/15/13 (a)        5,500,000        5,527,500
                                                                                  -----------
                                                                                   19,610,625
                                                                                  -----------
AUTOMOBILES -- 1.0%
General Motors Corp. 7.200%, due 01/15/11 (a)                      4,235,000        3,324,475
Hertz Corp. 8.875%, due 01/01/14 (144A) (b)                        6,000,000        6,255,000
Williams Scotsman, Inc. 8.500%, due 10/01/15                       7,500,000        7,696,875
                                                                                  -----------
                                                                                   17,276,350
                                                                                  -----------
AUTOMOTIVE LOANS -- 1.7%
Ford Motor Credit Co. 7.250%, due 10/25/11 (a)                     3,000,000        2,736,714
General Motors Acceptance Corp.
   7.250%, due 03/02/11 (a)                                       25,000,000       23,812,500
   6.750%, due 12/01/14                                            2,350,000        2,118,821
                                                                                  -----------
                                                                                   28,668,035
                                                                                  -----------
BUILDING MATERIALS -- 0.2%
Builders FirstSource, Inc. 8.999%, due 02/15/12 (d)                2,600,000        2,678,000
                                                                                  -----------
BUILDING PRODUCTS -- 0.3%
Ainsworth Lumber Co., Ltd. 7.250%, due 10/01/12                    6,500,000        5,915,000
                                                                                  -----------
CAPITAL GOODS - DIVERSIFIED -- 0.0%
J.B. Poindexter & Co. 8.750%, due 03/15/14                           775,000          620,000
                                                                                  -----------
CHEMICALS -- 3.0%
Crompton Corp. 9.875%, due 08/01/12 (a)                            5,000,000        5,650,000
Equistar Chemicals LP 7.550%, due 02/15/26                         7,615,000        6,891,575
Hercules, Inc. 6.750%, due 10/15/29                                5,000,000        4,925,000
Huntsman LLC 11.500%, due 07/15/12                                 1,320,000        1,524,600
IMC Global, Inc.
   7.300%, due 01/15/28                                              550,000          510,812
   Series B 11.250%, due 06/01/11                                  4,000,000        4,275,000
Ineos Group Holdings PLC 8.500%, due 02/15/16 (144A) (b)           6,500,000        6,207,500
Lyondell Chemical Co., Series A 9.625%, due 05/01/07               1,500,000        1,556,250
Nalco Co. 8.875%, due 11/15/13 (a)                                 5,500,000        5,747,500

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                           PAR
SECURITY DESCRIPTION                                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
CHEMICALS - CONTINUED
Nova Chemicals Corp. 6.500%, due 01/15/12                                               $ 4,000,000      $ 3,740,000
Rhodia 8.875%, due 06/01/11 (a)                                                           3,916,000        4,053,060
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14                                     4,500,000        4,545,000
Terra Capital, Inc. 11.500%, due 06/01/10                                                 1,950,000        2,164,500
                                                                                                         -----------
                                                                                                          51,790,797
                                                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Iron Mountain, Inc.
   8.625%, due 04/01/13                                                                   3,000,000        3,135,000
   7.750%, due 01/15/15                                                                   9,000,000        9,112,500
RH Donnelley Corp. 8.875%, due 01/15/16 (144A) (b)                                        4,000,000        4,180,000
                                                                                                         -----------
                                                                                                          16,427,500
                                                                                                         -----------
COMMUNICATIONS EQUIPMENT -- 0.5%
Lucent Technologies, Inc. 6.450%, due 03/15/29                                            6,000,000        5,445,000
Ubiquitel Operating Co. 9.875%, due 03/01/11                                              2,650,000        2,908,375
                                                                                                         -----------
                                                                                                           8,353,375
                                                                                                         -----------
COMPUTER SOFTWARE & PROCESSING -- 0.4%
Electronic Data Systems Corp., Series B 6.500%, due 08/01/13                              5,000,000        5,092,055
Unisys Corp. 8.000%, due 10/15/12                                                         1,200,000        1,185,000
                                                                                                         -----------
                                                                                                           6,277,055
                                                                                                         -----------
CONTAINERS & PACKAGING -- 1.7%
Crown Cork & Seal, Inc. 7.375%, due 12/15/26 (a)                                         12,000,000       11,220,000
Owens Brockway Glass Container, Inc.
   8.875%, due 02/15/09                                                                   3,000,000        3,138,750
   7.750%, due 05/15/11 (a)                                                               5,500,000        5,761,250
Owens-Illinois, Inc. 7.500%, due 05/15/10 (a)                                             7,000,000        7,122,500
Stone Container Finance Co. 7.375%, due 07/15/14 (a)                                      2,000,000        1,870,000
                                                                                                         -----------
                                                                                                          29,112,500
                                                                                                         -----------
ELECTRIC SERVICES -- 1.6%
Duke Energy Co. 5.375%, due 01/01/09                                                      6,500,000        6,470,867
Midwest Generation LLC 8.750%, due 05/01/34                                               5,000,000        5,437,500
Mission Energy Holding Co. 13.500%, due 07/15/08                                          2,000,000        2,305,000
Pacific Gas & Electric 4.800%, due 03/01/14                                               2,500,000        2,367,862
PSEG Energy Holdings LLC 8.500%, due 06/15/11 (a)                                         5,500,000        5,953,750
Virginia Electric & Power Co. 4.500%, due 12/15/10                                        5,000,000        4,769,170
                                                                                                         -----------
                                                                                                          27,304,149
                                                                                                         -----------
ELECTRIC UTILITIES -- 1.1%
Nevada Power Co. 5.875%, due 01/15/15                                                     3,500,000        3,452,109
NRG Energy, Inc. 7.250%, due 02/01/14                                                     5,000,000        5,093,750
Reliant Energy, Inc.
   9.500%, due 07/15/13 (a)                                                               5,500,000        5,534,375
   6.750%, due 12/15/14                                                                   5,400,000        4,792,500
                                                                                                         -----------
                                                                                                          18,872,734
                                                                                                         -----------
ELECTRICAL EQUIPMENT & INSTRUMENTS -- 0.1%
Communications & Power Industries, Inc. 8.000%, due 02/01/12                              1,600,000        1,640,000
                                                                                                         -----------
ENERGY -- 0.1%
Pacific Energy Partners LP / Pacific Energy Finance Corp. 6.250%, due 09/15/15 (a)        1,000,000          980,000
                                                                                                         -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14               $  2,500,000      $ 2,412,500
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16 (144A) (b)         1,500,000        1,545,000
Mirant North America LLC 7.375%, due 12/31/13 (144A) (b)               4,500,000        4,612,500
PPL Corp. 6.400%, due 11/01/11                                         2,000,000        2,068,722
                                                                                      -----------
                                                                                       10,638,722
                                                                                      -----------
ENTERTAINMENT & LEISURE -- 0.8%
AMC Entertainment, Inc.
   8.000%, due 03/01/14 (a)                                            8,000,000        7,180,000
   11.000%, due 02/01/16 (144A)(b)                                     2,275,000        2,360,313
Cinemark USA, Inc. 9.000%, due 02/01/13                                2,275,000        2,428,562
Seneca Gaming Corp. 7.250%, due 05/01/12                               2,000,000        2,030,000
                                                                                      -----------
                                                                                       13,998,875
                                                                                      -----------
ENVIRONMENTAL SERVICES -- 1.0%
Allied Waste North America, Inc.
   5.750%, due 02/15/11 (a)                                            4,000,000        3,830,000
   7.875%, due 04/15/13 (a)                                            5,000,000        5,243,750
   7.250%, due 03/15/15 (a)                                            7,500,000        7,687,500
                                                                                      -----------
                                                                                       16,761,250
                                                                                      -----------
FINANCIAL - DIVERSIFIED -- 0.6%
Ford Motor Credit Co. 7.375%, due 10/28/09                             8,500,000        7,997,217
JSG Funding 9.625%, due 10/01/12                                       1,850,000        1,965,625
                                                                                      -----------
                                                                                        9,962,842
                                                                                      -----------
FOOD PRODUCTS -- 0.7%
Chiquita Brands International, Inc. 7.500%, due 11/01/14 (a)           4,150,000        3,652,000
Dole Food Co., Inc. 8.750%, due 07/15/13                               6,200,000        6,122,500
Land O Lakes, Inc. 9.000%, due 12/15/10                                1,900,000        2,033,000
                                                                                      -----------
                                                                                       11,807,500
                                                                                      -----------
FOOD RETAILERS -- 1.2%
Couch-Tard US LP 7.500%, due 12/15/13                                  2,725,000        2,806,750
Dominos, Inc. 8.250%, due 07/01/11                                     4,183,000        4,308,490
Ingles Markets, Inc. 8.875%, due 12/01/11                              5,000,000        5,250,000
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12 (a)                7,500,000        7,528,125
                                                                                      -----------
                                                                                       19,893,365
                                                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Alliance Imaging 7.250%, due 12/15/12 (a)                              2,975,000        2,595,687
CDRV Investors, Inc. 0.000%/9.625%, due 01/01/15 (c)                   2,575,000        1,763,875
Fresenius Med Cap Trust II 7.875%, due 02/01/08                        1,050,000        1,076,250
Hanger Orthopedic Group, Inc. 10.375%, due 02/15/09 (a)                6,000,000        6,105,000
Vanguard Health Holding Co. II 9.000%, due 10/01/14                    4,000,000        4,110,000
                                                                                      -----------
                                                                                       15,650,812
                                                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Ameripath, Inc. 10.500%, due 04/01/13                                  5,500,000        5,830,000
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                        3,000,000        2,895,000
DaVita, Inc. 7.250%, due 03/15/15 (a)                                  7,500,000        7,575,000
HCA, Inc. 6.375%, due 01/15/15 (a)                                     5,500,000        5,380,512
National Mentor, Inc. 9.625%, due 12/01/12                             2,000,000        2,270,000
Omnicare, Inc. 6.875%, due 12/15/15 (a)                                1,775,000        1,779,438
Select Medical Corp. 7.625%, due 02/01/15                              1,100,000          998,250

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Tenet Healthcare Corp.
   7.375%, due 02/01/13 (a)                                                 $  7,000,000      $  6,422,500
   9.875%, due 07/01/14 (a)                                                    3,000,000         3,052,500
   9.500%, due 02/01/15 (144A)(b)                                              3,500,000         3,517,500
Triad Hospitals, Inc. 7.000%, due 11/15/13 (a)                                 1,700,000         1,683,000
UnitedHealth Group, Inc. 4.875%, due 04/01/13                                  3,000,000         2,893,239
                                                                                              ------------
                                                                                                44,296,939
                                                                                              ------------
HOMEBUILDERS -- 0.4%
Beazer Homes USA, Inc. 6.500%, due 11/15/13 (a)                                5,000,000         4,737,500
William Lyon Homes, Inc. 10.750%, due 04/01/13 (a)                             1,500,000         1,518,750
                                                                                              ------------
                                                                                                 6,256,250
                                                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 6.2%
Boyd Gaming Corp.
   8.750%, due 04/15/12                                                        2,625,000         2,815,312
   7.125%, due 02/01/16 (a)                                                    3,500,000         3,565,625
Dennys Holdings, Inc. 10.000%, due 10/01/12 (a)                                5,000,000         5,187,500
Friendly Ice Cream Corp. 8.375%, due 06/15/12 (a)                              4,000,000         3,640,000
Gaylord Entertainment Co.
   6.750%, due 11/15/14                                                        5,000,000         4,900,000
   8.000%, due 11/15/13                                                        7,500,000         7,856,250
Hard Rock Hotel, Inc. 8.875%, due 06/01/13                                     6,000,000         6,555,000
Harrah's Operation Co., Inc.
   7.500%, due 01/15/09                                                        1,700,000         1,779,373
   5.375%, due 12/15/13 (a)                                                    2,000,000         1,909,696
Hilton Hotels Corp. 3.375%, due 04/15/23                                       6,000,000         7,312,500
Isle of Capri Casinos, Inc.
   9.000%, due 03/15/12                                                        3,000,000         3,198,750
   7.000%, due 03/01/14                                                        9,000,000         8,932,500
Landry's Restaurants, Inc. 7.500%, due 12/15/14                                6,500,000         6,305,000
Las Vegas Sands Corp. 6.375%, due 02/15/15                                     6,000,000         5,790,000
Mandalay Resort Group 9.375%, due 02/15/10 (a)                                 2,000,000         2,180,000
MGM Mirage, Inc. 6.750%, due 09/01/12                                          8,000,000         8,030,000
Park Place Entertainment Corp. 9.375%, due 02/15/07                            1,750,000         1,809,062
Premier Entertainment Biloxi LLC 10.750%, due 02/01/12 (a)                     3,975,000         3,816,000
River Rock Entertainment Authority 9.750%, due 11/01/11                        4,800,000         5,208,000
Scientific Games Corp. 6.250%, due 12/15/12 (a)                                1,750,000         1,721,563
Station Casinos, Inc. 6.500%, due 02/01/14                                     5,500,000         5,465,625
Turning Stone Casino Resort Enterprise 9.125%, due 12/15/10 (144A) (b)         3,000,000         3,135,000
Wynn Las Vegas LLC 6.625%, due 12/01/14                                        5,000,000         4,881,250
                                                                                              ------------
                                                                                               105,994,006
                                                                                              ------------
HOUSEHOLD DURABLES -- 0.3%
Standard Pacific Corp. 7.000%, due 08/15/15                                    6,000,000         5,580,000
                                                                                              ------------
HOUSEHOLD PRODUCTS -- 0.4%
Spectrum Brands, Inc. 8.500%, due 10/01/13 (a)                                 8,000,000         7,440,000
                                                                                              ------------
INDUSTRIALS -- 0.1%
Park-Ohio Industries, Inc. 8.375%, due 11/15/14                                2,500,000         2,368,750
                                                                                              ------------
IRON/STEEL -- 0.2%
AK Steel Corp. 7.750%, due 06/15/12 (a)                                        4,000,000         4,065,000
                                                                                              ------------
MACHINERY -- 0.8%
Dresser-Rand Group, Inc. 7.625%, due 11/01/14 (144A) (b)                       4,750,000         4,868,750
Gardner Denver, Inc. 8.000%, due 05/01/13                                      3,500,000         3,692,500
JLG Industries, Inc. 8.250%, due 05/01/08                                      2,000,000         2,105,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                 PAR
SECURITY DESCRIPTION                                                            AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------
MACHINERY - CONTINUED
Manitowoc Co., Inc. 7.125%, due 11/01/13                                      $ 2,500,000      $ 2,562,500
                                                                                               -----------
                                                                                                13,228,750
                                                                                               -----------
MANUFACTURING -- 0.2%
Clarke American Corp. 11.750%, due 12/15/13 (144A) (b)                          3,500,000        3,578,750
                                                                                               -----------
MEDIA -- 4.6%
Allbritton Communications Co. 7.750%, due 12/15/12                              7,500,000        7,575,000
Carmike Cinemas, Inc. 7.500%, due 02/15/14 (a)                                  1,175,000        1,083,938
CCH I LLC 11.000%, due 10/01/15                                                10,500,000        8,780,625
Century Communications Corp.--Class A 9.500%, due 03/01/05 (f) (a)              1,850,000        1,822,250
Charter Communications 10.250%, due 09/15/10                                    4,000,000        3,950,000
DirecTV Holdings LLC/DirectTV Financing Co.
   8.375%, due 03/15/13 (a)                                                     1,625,000        1,742,812
   6.375%, due 06/15/15                                                        10,000,000        9,925,000
EchoStar DBS Corp. 6.375%, due 10/01/11 (a)                                     6,000,000        5,895,000
Echostar DBS Corp. 7.125%, due 02/01/16 (144A) (b)                              6,000,000        5,932,500
FrontierVision Operating Partners LP, Series B 11.875%, due 09/15/07 (f)        1,000,000        1,243,750
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14                            2,485,000        2,124,675
Lin Television Corp. 6.500%, due 05/15/13 (a)                                   6,000,000        5,670,000
Mediacom Broadband LLC 8.500%, due 10/15/15                                     4,100,000        3,956,500
Mediacom LLC 9.500%, due 01/15/13 (a)                                           6,500,000        6,467,500
Paxson Communications Corp. 10.777%, due 01/15/13 (144A) (b)(d)                 2,000,000        1,990,000
Radio One, Inc. 6.375%, due 02/15/13                                            2,000,000        1,910,000
Sinclair Broadcast Group, Inc. 8.750%, due 12/15/11                             2,000,000        2,112,500
Warner Music Group 7.375%, due 04/15/14                                         7,500,000        7,462,500
                                                                                               -----------
                                                                                                79,644,550
                                                                                               -----------
METALS & MINING -- 1.1%
Allegheny Ludlum Corp. 6.950%, due 12/15/25                                     4,000,000        4,140,000
Century Aluminum Co. 7.500%, due 08/15/14 (a)                                   3,500,000        3,657,500
Novelis, Inc. 7.250%, due 02/15/15 (144A) (b) (a)                               6,000,000        5,790,000
Peabody Energy Corp. 5.875%, due 04/15/16 (a)                                   4,500,000        4,308,750
Timken Co. 5.750%, due 02/15/10                                                 1,500,000        1,481,292
                                                                                               -----------
                                                                                                19,377,542
                                                                                               -----------
OFFICE FURNISHINGS & SUPPLIES -- 0.3%
ACCO Brands Corp. 7.625%, due 08/15/15 (a)                                      4,525,000        4,321,375
                                                                                               -----------
OIL & GAS -- 7.5%
Airgas, Inc. 6.250%, due 07/15/14                                               4,000,000        3,960,000
Chesapeake Energy Corp. 6.250%, due 01/15/18                                   10,000,000        9,825,000
Dynegy Holdings, Inc.
   9.875%, due 07/15/10 (144A)(b)                                               4,500,000        4,954,860
   6.875%, due 04/01/11                                                         5,500,000        5,335,000
   8.375%, due 05/01/16 (144A)(b)                                               3,925,000        3,905,375
El Paso Corp.
   7.000%, due 05/15/11 (a)                                                    15,000,000       15,131,250
   7.750%, due 01/15/32 (a)                                                     4,500,000        4,556,250
El Paso Production Holding Co. 7.750%, due 06/01/13                             3,000,000        3,123,750
Ferrellgas LP 6.750%, due 05/01/14                                              5,500,000        5,321,250
Ferrellgas Partners LLP 8.750%, due 06/15/12                                    4,000,000        4,070,000
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14                           4,000,000        4,080,000
Grant Prideco, Inc. 6.125%, due 08/15/15                                        3,000,000        2,940,000
Hanover Compressor Co. 8.625%, due 12/15/10                                     3,000,000        3,161,250
J Ray McDermott S.A. 11.500%, due 12/15/13 (144A) (b)                           1,500,000        1,758,750
KCS Energy, Inc. 7.125%, due 04/01/12                                           5,000,000        4,987,500

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                          PAR
SECURITY DESCRIPTION                                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Kerr-McGee Corp. 6.950%, due 07/01/24                                                 $  6,000,000      $  6,133,728
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 6.875%, due 11/01/14         5,000,000         4,750,000
Northwest Pipeline Corp. 8.125%, due 03/01/10                                            1,500,000         1,590,000
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28 (a)                         1,510,000         1,518,633
Pogo Producing Co. 6.625%, due 03/15/15                                                  8,500,000         8,415,000
Pride International, Inc. 7.375%, due 07/15/14                                           1,500,000         1,582,500
Range Resources Corp. 7.375%, due 07/15/13                                               2,575,000         2,678,000
Schlumberger, Ltd. (Convertible) 1.500%, due 06/01/23                                    4,750,000         8,383,750
SEMCO Energy, Inc. 7.125%, due 05/15/08                                                  8,000,000         8,084,688
Sonat, Inc. 7.625%, due 07/15/11 (a)                                                     1,500,000         1,552,500
Williams Companies, Inc. 7.875%, due 09/01/21 (a)                                        7,000,000         7,560,000
                                                                                                        ------------
                                                                                                         129,359,034
                                                                                                        ------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
Forest Oil Corp. 8.000%, due 06/15/08                                                    1,500,000         1,563,750
Hanover Compressor Co. 7.500%, due 04/15/13                                                850,000           854,250
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14 (144A) (b)                         1,000,000           960,000
Houston Exploration Co. 7.000%, due 06/15/13                                             6,025,000         5,874,375
Quicksilver Resources, Inc. 7.125%, due 04/01/16                                         1,375,000         1,364,688
Williams Clayton Energy, Inc. 7.750%, due 08/01/13                                       1,175,000         1,110,375
                                                                                                        ------------
                                                                                                          11,727,438
                                                                                                        ------------
PAPER & FOREST PRODUCTS -- 2.6%
Abitibi-Consolidated, Inc. (Yankee) 8.550%, due 08/01/10 (a)                             6,502,000         6,567,020
Boise Cascade LLC 7.125%, due 10/15/14 (a)                                               3,000,000         2,902,500
Bowater, Inc.
   9.500%, due 10/15/12                                                                  4,000,000         4,260,000
   6.500%, due 06/15/13 (a)                                                              4,000,000         3,750,000
Buckeye Technologies, Inc. 8.000%, due 10/15/10 (a)                                      5,400,000         5,238,000
Domtar, Inc. 7.875%, due 10/15/11                                                        3,500,000         3,333,750
Graham Packaging Co. 8.500%, due 10/15/12                                                4,200,000         4,263,000
Jefferson Smurfit Corp.
   8.250%, due 10/01/12 (a)                                                              1,750,000         1,725,937
   7.500%, due 06/01/13 (a)                                                              4,000,000         3,780,000
Norske Skog Canada 7.375%, due 03/01/14                                                  6,500,000         6,175,000
Tembec Industries, Inc. 7.750%, due 03/15/12 (a)                                         2,000,000         1,140,000
Tembec Industries, Inc. (Yankee) 8.625%, due 06/30/09 (a)                                2,350,000         1,427,625
                                                                                                        ------------
                                                                                                          44,562,832
                                                                                                        ------------
PERSONAL PRODUCTS -- 0.8%
Elizabeth Arden, Inc. 7.750%, due 01/15/14                                               8,500,000         8,755,000
Playtex Products, Inc. 9.375%, due 06/01/11 (a)                                          5,000,000         5,250,000
                                                                                                        ------------
                                                                                                          14,005,000
                                                                                                        ------------
PHARMACEUTICALS -- 1.1%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14 (144A) (b)                          3,325,000         3,374,875
Mylan Laboratories, Inc. 6.375%, due 08/15/15                                            6,500,000         6,565,000
Warner Chilcott Corp. 9.250%, due 02/01/15 (144A) (b)                                    8,500,000         8,478,750
                                                                                                        ------------
                                                                                                          18,418,625
                                                                                                        ------------
PUBLISHING -- 0.7%
Dex Media West--Series B 9.875%, due 08/15/13                                            3,418,000         3,798,253
Houghton Mifflin Co. 8.250%, due 02/01/11                                                7,000,000         7,280,000
PRIMEDIA, Inc. 8.875%, due 05/15/11 (a)                                                  1,500,000         1,470,000
                                                                                                        ------------
                                                                                                          12,548,253
                                                                                                        ------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------------------
REAL ESTATE -- 0.8%
Felcor Lodging LP (REIT) 9.00%, due 06/01/11                         $ 2,260,000 $ 2,486,000
Host Marriott LP (REIT)
   7.000%, due 08/15/12 (a)                                            6,150,000   6,311,437
   6.375%, due 03/15/15 (a)                                            3,000,000   2,966,250
   Series G 9.250%, due 10/01/07                                       2,250,000   2,368,125
                                                                                 -----------
                                                                                  14,131,812
                                                                                 -----------
RETAIL - MULTILINE -- 0.6%
JC Penney, Inc. 6.875%, due 10/15/15                                   1,750,000   1,837,364
Rite Aid Corp.
   8.125%, due 05/01/10                                                6,000,000   6,157,500
   6.875%, due 08/15/13 (a)                                            2,200,000   1,936,000
                                                                                 -----------
                                                                                   9,930,864
                                                                                 -----------
RETAIL - SPECIALTY -- 0.8%
Bon-Ton Dept Stores, Inc. (The) 10.250%, due 03/15/14 (144A) (b) (a)   4,500,000   4,351,500
General Nutrition Centers, Inc. 8.500%, due 12/01/10                   4,000,000   3,810,000
GSC Holdings Corp. 8.000%, due 10/01/12 (144A) (b) (a)                 1,275,000   1,271,813
Neiman Marcus Group, Inc. 9.000%, due 10/15/15 (144A) (b) (a)          3,650,000   3,878,125
                                                                                 -----------
                                                                                  13,311,438
                                                                                 -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.1%
Freescale Semiconductor 7.125%, due 07/15/14                           1,750,000   1,824,375
                                                                                 -----------
SOFTWARE -- 1.1%
Sensus Metering Systems, Inc. 8.625%, due 12/15/13                     4,000,000   3,900,000
Serena Software, Inc. 10.375%, due 03/15/16 (144A) (b) (a)             1,975,000   2,078,688
Sungard Data Systems, Inc.
   9.125%, due 08/15/13 (144A) (b)                                     5,500,000   5,843,750
   10.250%, due 08/15/15 (144A) (b)                                    6,400,000   6,768,000
                                                                                 -----------
                                                                                  18,590,438
                                                                                 -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.3%
Cincinnati Bell, Inc. 8.375%, due 01/15/14 (a)                        16,000,000  16,340,000
Intelsat Subsidiary Holding Co. Ltd. 8.250%, due 01/15/13              7,000,000   7,157,500
Level 3 Financing, Inc. 10.750%, due 10/15/11                          3,000,000   3,022,500
Qwest Capital Funding, Inc. 7.900%, due 08/15/10 (a)                  12,500,000  13,062,500
Qwest Communications International, Inc. 7.250%, due 02/15/11 (a)      7,500,000   7,725,000
Qwest Corp. 7.625%, due 06/15/15                                       2,000,000   2,150,000
Syniverse Technologies, Inc., Series B 7.750%, due 08/15/13            5,000,000   5,031,250
Wind Acquisition Finance S. A. 10.750%, due 12/01/15 (144A) (b)        1,850,000   2,007,250
                                                                                 -----------
                                                                                  56,496,000
                                                                                 -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.4%
Airgate PCS, Inc. 8.350%, due 10/15/11 (d)                             4,150,000   4,310,812
Alamosa Delaware, Inc. 11.000%, due 07/31/10                           1,500,000   1,676,250
Centennial Communications Corp. 10.125%, due 06/15/13                  2,375,000   2,606,563
Dobson Communications Corp. 8.875%, due 10/01/13 (a)                   1,525,000   1,540,250
Nextel Communications, Inc. 7.375%, due 08/01/15                       6,000,000   6,297,030
Nextel Partners, Inc. 8.125%, due 07/01/11                             5,900,000   6,268,750
Rogers Wireless Communications, Inc. 9.625%, due 05/01/11              1,000,000   1,153,750
                                                                                 -----------
                                                                                  23,853,405
                                                                                 -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)                          5,000,000   5,375,000
                                                                                 -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                     PAR
SECURITY DESCRIPTION                                                AMOUNT             VALUE
-------------------------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
CHC Helicopter Corp. 7.375%, due 05/01/14                         $ 6,000,000      $    6,150,000
Offshore Logistics, Inc. 6.125%, due 06/15/13                       6,700,000           6,331,500
Trinity Industries, Inc. 6.500%, due 03/15/14                       2,500,000           2,512,500
                                                                                   --------------
                                                                                       14,994,000
                                                                                   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.3%
Federal Home Loan Mortgage Corp.
   5.500%, due 07/15/06                                            10,000,000          10,013,290
   5.750%, due 04/15/06                                            40,000,000          40,508,800
U.S. Treasury Note
   4.375%, due 05/15/07                                            20,000,000          19,898,440
   5.000%, due 02/15/11                                            50,000,000          50,421,900
U.S. Treasury Bond 4.500%, due 02/15/16                             5,000,000           4,864,455
                                                                                   --------------
                                                                                      125,706,885
                                                                                   --------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 7.2%
Federal National Mortgage Assoc.
   6.000%, due 11/01/32-03/01/36                                   78,205,742          78,267,294
   5.500%, due 02/01/33                                             5,536,074           5,418,703
   6.000%, due 02/01/34- 11/01/34                                  21,392,037          21,408,858
   6.500%, due 05/01/35-02/01/36                                   18,143,295          18,517,821
                                                                                   --------------
                                                                                      123,612,676
                                                                                   --------------
Total Domestic Bonds & Debt Securities (Cost $1,294,693,803)                        1,295,581,848
                                                                                   --------------
CONVERTIBLE BONDS -- 15.5%
AEROSPACE & DEFENSE -- 1.2%
Alliant Techsystems, Inc. 2.750%, due 02/15/24                      2,000,000           2,147,500
EDO Corp. 4.000%, due 11/15/25                                      5,500,000           6,063,750
L-3 Communications Corp. 3.000%, due 08/01/35                       3,500,000           3,613,750
Lockheed Martin Corp. 4.499%, due 08/15/33 (d)                      7,000,000           8,134,700
                                                                                   --------------
                                                                                       19,959,700
                                                                                   --------------
BIOTECHNOLOGY -- 0.3%
Amgen, Inc. 0.125%, due 02/01/11 (144A) (b)                         3,000,000           3,037,500
Genzyme Corp. 1.250%, due 12/01/23 (a)                              2,500,000           2,728,125
                                                                                   --------------
                                                                                        5,765,625
                                                                                   --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Charles River Associates, Inc. 2.875%, due 06/15/34                 4,500,000           6,361,875
                                                                                   --------------
COMPUTERS & PERIPHERALS -- 0.7%
Cadence Design Systems, Inc. 0.000%, due 08/15/23 (g) (a)           5,000,000           6,125,000
EMC Corp. 4.500%, due 04/01/07                                      6,500,000           6,727,500
                                                                                   --------------
                                                                                       12,852,500
                                                                                   --------------
CONSTRUCTION MATERIALS -- 0.6%
Fluor Corp. 1.500%, due 02/15/24                                    7,000,000          10,998,750
                                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.5%
LSI Logic Corp. 4.000%, due 05/15/10                                7,000,000           7,840,000
                                                                                   --------------
ELECTRICAL EQUIPMENT & INSTRUMENTS -- 0.4%
Flir Systems, Inc. 3.000%, due 06/01/23                             5,000,000           7,168,750
                                                                                   --------------
FINANCIAL SERVICES -- 1.0%
American Express Co. 1.850%/0.000%, due 12/01/33 (e)                7,500,000           7,809,375
Franklin Resources, Inc. 0.000%, due 05/11/31 (g)                   7,000,000           6,212,500
Morgan Stanley Group, Inc. 1.000%, due 03/30/12 (144A) (b)          3,780,000           3,883,950
                                                                                   --------------
                                                                                       17,905,825
                                                                                   --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT            VALUE
-------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Advanced Med Optics, Inc. 2.500%, due 07/15/24                      $  5,500,000      $ 5,988,125
Cytyc Corp. 2.250%, due 03/15/24                                       3,000,000        3,311,250
Fisher Scientific International, Inc. 3.250%, due 03/01/24 (a)         5,750,000        6,202,812
Invitrogen Corp. 3.250%, due 06/15/25 (a)                              6,500,000        6,321,250
St Jude Medical, Inc. 2.800%, due 12/15/35                             6,500,000        6,443,125
                                                                                      -----------
                                                                                       28,266,562
                                                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Alza Corp. 0.544%, due 07/28/20 (g) (a)                                8,000,000        6,550,000
Manor Care Inc. 2.125%/1.875%, due 08/01/35 (e) (a)                    5,000,000        5,443,750
                                                                                      -----------
                                                                                       11,993,750
                                                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
International Game Technology 0.781%, due 01/29/33 (g)                 7,500,000        5,653,125
Starwood Hotels 3.500%, due 05/16/23                                   7,000,000        9,537,500
                                                                                      -----------
                                                                                       15,190,625
                                                                                      -----------
INDUSTRIAL - DIVERSIFIED -- 0.2%
Roper Industries, Inc. 1.481%/0.000%, due 01/15/34 (e) (a)             6,000,000        3,832,500
                                                                                      -----------
MACHINERY -- 0.4%
AGCO Corp 1.750%, due 12/31/33                                         6,000,000        6,450,000
                                                                                      -----------
MEDIA -- 1.4%
Liberty Media Corp.
   3.500%, due 01/15/31                                                5,500,000        5,582,500
   3.250%, due 03/15/31                                                8,250,000        6,208,125
Sinclair Broadcast Group, Inc.
   6.000%, due 09/15/12                                                4,000,000        3,535,000
   4.875%/2.000%, due 07/15/18 (e)                                     3,000,000        2,651,250
Walt Disney Co. 2.125%, due 04/15/23 (a)                               5,000,000        5,393,750
                                                                                      -----------
                                                                                       23,370,625
                                                                                      -----------
METALS & MINING -- 0.4%
Placer Dome, Inc. (Yankee) 2.750%, due 10/15/23 (a)                    5,550,000        6,888,938
                                                                                      -----------
OIL & GAS -- 1.0%
Devon Energy Corp. 4.900%, due 08/15/08                                3,000,000        3,495,000
Hanover Compressor Co. 4.750%, due 01/15/14                            7,000,000        9,642,500
Quicksilver Resources, Inc. 1.875%, due 11/01/24 (a)                   3,000,000        4,372,500
                                                                                      -----------
                                                                                       17,510,000
                                                                                      -----------
PHARMACEUTICALS -- 2.0%
Celgene Corp. 1.750%, due 06/01/08                                     1,750,000        6,424,687
CV Therapeutics, Inc. 3.250%, due 08/16/13                             3,500,000        3,731,875
Decode Genetics, Inc. 3.500%, due 04/15/11                             4,750,000        4,114,688
MGI Pharma, Inc. 1.682%/0.000%, due 03/02/24 (e)                       8,500,000        5,312,500
SFBC International, Inc. 2.250%, due 08/15/24                          2,000,000        1,782,500
Teva Pharmaceutical Finance B.V. 0.375%, due 11/15/22                  2,500,000        4,800,000
Watson Pharmaceuticals, Inc. 1.750%, due 03/15/23 (a)                  6,000,000        5,550,000
Wyeth 4.239%, due 01/15/24 (a) (d)                                     2,500,000        2,674,750
                                                                                      -----------
                                                                                       34,391,000
                                                                                      -----------
RETAIL - MULTILINE -- 0.1%
Costco Wholesale Corp. 1.559%, due 08/19/17 (g) (a)                    1,000,000        1,235,000
                                                                                      -----------
ROAD & RAIL -- 0.5%
CSX Corp. 0.614%, due 10/30/21 (g) (a)                                 7,500,000        8,118,750
                                                                                      -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                        SHARES / PAR
SECURITY DESCRIPTION                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
Cypress Semiconductor Corp. 1.250%, due 06/15/08                         $2,830,000         $  3,544,575
Intel Corp. 2.950%, due 12/15/35 (144A) (b) (a)                           6,000,000            5,175,000
                                                                                            ------------
                                                                                               8,719,575
                                                                                            ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.5%
Comverse Technology Inc. 0.000%, due 05/15/23 (g)                         3,000,000            4,132,500
Qwest Communications International, Inc. 3.500%, due 11/15/25 (a)         3,000,000            4,001,250
                                                                                            ------------
                                                                                               8,133,750
                                                                                            ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
Nextel Communications, Inc. 5.250%, due 01/15/10 (a)                      2,500,000            2,512,500
                                                                                            ------------
Total Convertible Bonds (Cost $250,359,408)                                                  265,466,600
                                                                                            ------------
COMMON STOCKS -- 0.1%
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.1%
Avaya, Inc. *(a)                                                            215,301            2,432,901
                                                                                            ------------
PAPER & FOREST PRODUCTS -- 0.0%
PT Indah Kiat Pulp & Paper Corp. *                                        1,867,500              217,740
                                                                                            ------------
Total Common Stocks (Cost $3,522,527)                                                          2,650,641
                                                                                            ------------
PREFERRED STOCKS -- 3.4%
AUTOMOBILES -- 0.1%
Ford Motor Co. 6.500%, due 01/15/32 (a)                                      60,000            1,803,000
                                                                                            ------------
BANKS -- 0.5%
Marshall & Ilsley Corp. 6.500%, due 08/15/07 (a)                            300,000            7,953,000
                                                                                            ------------
BEVERAGE, FOOD & TOBACCO -- 0.2%
Constellation Brands, Inc. 5.750%, due 09/01/06 (a)                         100,000            3,753,000
                                                                                            ------------
FINANCIAL SERVICES -- 0.2%
Lehman Brothers Holdings, Inc. 6.250% due 10/15/07 (a)                      140,000            3,710,000
                                                                                            ------------
INSURANCE -- 0.3%
Chubb Corp. 7.000%, due 08/16/06                                            100,000            3,400,000
XL Capital, Ltd. 6.500%, due 05/15/07 (a)                                    45,000              998,100
                                                                                            ------------
                                                                                               4,398,100
                                                                                            ------------
MEDIA -- 0.3%
Interpublic Group of Cos., Inc.--Series A 5.375%, due 12/15/06 (a)          120,000            4,404,000
                                                                                            ------------
OIL & GAS -- 0.9%
Chesapeake Energy Corp. 4.50% (a)                                            45,000            4,258,125
El Paso Corp. 4.99%                                                           4,000            4,335,500
Williams Cos, Inc. 5.500%, due 06/01/33                                      65,000            6,581,250
                                                                                            ------------
                                                                                              15,174,875
                                                                                            ------------
PHARMACEUTICALS -- 0.4%
Schering Plough Corp. 6.000%, due 09/14/07 (a)                              120,000            6,093,600
                                                                                            ------------
U.S. GOVERNMENT AGENCY -- 0.1%
Federal National Mortgage Assoc. 5.38%                                           15            1,441,016
                                                                                            ------------
UTILITIES -- 0.6%
PNM Resources, Inc. 6.750%, due 05/16/08 (a)                                200,000            9,710,000
                                                                                            ------------
Total Preferred Stocks (Cost $60,195,748)                                                     58,440,591

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                SHARES / PAR
SECURITY DESCRIPTION                                                               AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.4%
ELECTRIC -- 0.4%
NRG Energy, Inc. 5.750%, due 03/16/09 (Cost -- $6,179,786)                            25,000      $      6,018,750
                                                                                                  ----------------
SHORT - TERM INVESTMENTS -- 20.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $66,132,080 on 04/03/06 collateralized by $70,635,000
 FNMA at 3.250% due 02/15/09 with a value of $67,440,744.                       $ 66,115,000            66,115,000
State Street Navigator Securities Lending Prime Portfolio (h)                    292,053,317           292,053,317
                                                                                                  ----------------
Total Short - Term Investments (Cost $358,168,317)                                                     358,168,317
                                                                                                  ----------------
TOTAL INVESTMENTS -- 115.9% (Cost $1,973,119,589)                                                    1,986,326,747
                                                                                                  ----------------
Other Assets and Liabilities (net) -- (15.9)%                                                         (270,531,328)
                                                                                                  ----------------
TOTAL NET ASSETS -- 100.0%                                                                        $  1,713,993,419
                                                                                                  ================

Portfolio Footnotes:
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $48,994,990 and $35,787,832 respectively, resulting in a net unrealized appreciation of 13,207,158.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.
(e) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(f) Security is in default.
(g) Zero coupon bond - Interest rate represents current yield to maturity.
(h) Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at March 31, 2006, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                              PERCENT OF
                                               PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY       (UNAUDITED)
---------------------------------------------------------
AAA                                              15.70%
AA                                                0.09
A                                                 5.18
BBB                                               6.53
BB                                               20.63
B                                                40.03
Below B                                           6.94
Equities/Other                                    4.90
                                                ------
Total:                                          100.00%
                                                ======

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 95.7%
AEROSPACE & DEFENSE -- 3.8%
Boeing Co. (The)                                      161,377      $ 12,576,110
General Dynamics Corp.                                426,180        27,266,996
Honeywell International, Inc.                         449,454        19,223,148
Lockheed Martin Corp.                                  88,700         6,664,031
Northrop Grumman Corp.                                211,679        14,455,559
Raytheon Co.                                        1,028,059        47,126,224
                                                                   ------------
                                                                    127,312,068
                                                                   ------------
AUTOMOBILES -- 0.5%
Harley-Davidson, Inc.                                   5,100           264,588
Honda Motor Co., Ltd. (ADR)                           540,800        16,743,168
                                                                   ------------
                                                                     17,007,756
                                                                   ------------
BANKS -- 2.6%
Bank of America Corp.                               1,065,086        48,504,016
Marshall & Ilsley Corp. (a)                           272,020        11,854,632
Mitsubishi UFJ Financial Group, Inc. (ADR) (a)      1,383,421        21,041,833
SunTrust Banks, Inc.                                   43,500         3,165,060
                                                                   ------------
                                                                     84,565,541
                                                                   ------------
BEVERAGES -- 3.7%
Coca-Cola Co.                                         605,528        25,353,457
Coca-Cola Enterprises, Inc.                           272,100         5,534,514
Diageo Plc (ADR) (a)                                  747,961        47,443,166
PepsiCo, Inc.                                         756,354        43,709,698
                                                                   ------------
                                                                    122,040,835
                                                                   ------------
CHEMICALS -- 2.0%
Monsanto Co.                                          378,015        32,036,771
Praxair, Inc.                                         630,754        34,786,083
                                                                   ------------
                                                                     66,822,854
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Waste Management, Inc.                              1,280,221        45,191,801
                                                                   ------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.2%
Motorola, Inc. (a)                                  1,731,019        39,657,645
                                                                   ------------
COMPUTER SOFTWARE & PROCESSING -- 0.8%
Electronic Data Systems Corp. (a)                     972,703        26,097,622
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.0%
Hewlett-Packard Co.                                 1,375,300        45,247,370
Sun Microsystems, Inc. *                            4,157,999        21,330,535
                                                                   ------------
                                                                     66,577,905
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 1.1%
Fluor Corp. (a)                                       415,602        35,658,652
                                                                   ------------
ELECTRIC SERVICES -- 1.1%
Progress Energy, Inc. (a)                             366,547        16,120,737
Southern Co. (a)                                      573,385        18,789,827
                                                                   ------------
                                                                     34,910,564
                                                                   ------------
ELECTRIC UTILITIES -- 1.4%
Ameren Corp. (a)                                      150,700         7,507,874
Dominion Resources, Inc.                              117,300         8,097,219
Exelon Corp.                                           73,600         3,893,440
PG&E Corp.                                            647,475        25,186,778
PPL Corp.                                              21,800           640,920
                                                                   ------------
                                                                     45,326,231
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                      SHARES      VALUE
---------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 5.4%
Baker Hughes, Inc.                         474,902 $ 32,483,297
Emerson Electric Co.                       830,725   69,473,531
Schlumberger, Ltd.                         612,863   77,570,070
                                                   ------------
                                                    179,526,898
                                                   ------------
FINANCIAL - DIVERSIFIED -- 6.6%
Bank of New York Co., Inc.               1,655,287   59,656,543
Citigroup, Inc.                          1,085,249   51,256,310
Freddie Mac                                242,305   14,780,605
JPMorgan Chase & Co.                     1,477,170   61,509,359
Morgan Stanley                             235,285   14,780,604
PNC Financial Services Group, Inc. (a)     230,244   15,497,724
                                                   ------------
                                                    217,481,145
                                                   ------------
FOOD & DRUG RETAILING -- 2.1%
Kraft Foods, Inc. - Class A (a)          2,241,899   67,951,959
Safeway, Inc.                              130,300    3,273,136
                                                   ------------
                                                     71,225,095
                                                   ------------
FOOD PRODUCTS -- 1.8%
Campbell Soup Co.                        1,506,519   48,811,216
General Mills, Inc.                        182,400    9,244,032
                                                   ------------
                                                     58,055,248
                                                   ------------
FOOD RETAILERS -- 1.7%
Kroger Co. (The) *                       2,749,301   55,975,768
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Boston Scientific Corp. *                  833,300   19,207,565
Medtronic, Inc.                            603,600   30,632,700
                                                   ------------
                                                     49,840,265
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
Baxter International, Inc.               1,263,791   49,047,729
                                                   ------------
HOUSEHOLD PRODUCTS -- 5.4%
Clorox Co.                                 509,141   30,472,089
Kimberly-Clark Corp.                       713,094   41,216,833
Procter & Gamble Co. (The)               1,846,860  106,416,073
                                                   ------------
                                                    178,104,995
                                                   ------------
INDUSTRIAL--DIVERSIFIED -- 1.7%
General Electric Co.                     1,646,115   57,251,880
                                                   ------------
INSURANCE -- 3.9%
ACE, Ltd.                                  382,224   19,879,470
AFLAC, Inc.                                730,978   32,989,037
American International Group, Inc.         661,751   43,735,124
Hartford Financial Services Group, Inc.    121,480    9,785,214
XL Capital, Ltd. - Class A                 371,300   23,804,043
                                                   ------------
                                                    130,192,888
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.2%
Automatic Data Processing, Inc.          1,261,687   57,633,862
IAC/InterActiveCorp. *                     574,507   16,930,721
                                                   ------------
                                                     74,564,583
                                                   ------------
MACHINERY -- 4.9%
Caterpillar, Inc.                          676,648   48,590,093
Deere & Co.                                354,300   28,007,415
Dover Corp.                                 58,500    2,840,760
Eaton Corp.                                222,452   16,232,323
Pall Corp.                                 427,642   13,338,154

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------------------------------------------------------------------
MACHINERY - CONTINUED
Parker Hannifin Corp.                                     640,766 $   51,652,147
                                                                  --------------
                                                                     160,660,892
                                                                  --------------
MEDIA -- 1.9%
Comcast Corp. - Class A *(a)                            1,522,406     39,765,245
Tribune Co. (a)                                           835,885     22,928,325
                                                                  --------------
                                                                      62,693,570
                                                                  --------------
METALS & MINING -- 3.3%
Barrick Gold Corp.                                      1,523,255     41,493,466
Newmont Mining Corp.                                    1,277,191     66,273,441
                                                                  --------------
                                                                     107,766,907
                                                                  --------------
OIL & GAS -- 5.2%
El Paso Corp. (a)                                       1,654,806     19,940,412
Exxon Mobil Corp.                                       2,510,600    152,795,116
                                                                  --------------
                                                                     172,735,528
                                                                  --------------
PAPER & FOREST PRODUCTS -- 2.0%
International Paper Co. (a)                             1,877,518     64,905,797
                                                                  --------------
PHARMACEUTICALS -- 13.6%
Abbott Laboratories                                        76,200      3,236,214
AstraZeneca PLC (ADR)                                     188,900      9,488,447
Eli Lilly & Co.                                           163,673      9,051,117
GlaxoSmithKline Plc (ADR) (a)                             894,806     46,807,302
Johnson & Johnson                                         466,949     27,652,720
MedImmune, Inc. *                                         627,344     22,948,243
Merck & Co., Inc.                                         561,760     19,790,805
Novartis AG, (ADR)                                      1,334,959     74,010,127
Pfizer, Inc.                                            3,109,566     77,490,385
Sanofi-Aventis, (ADR)                                     411,200     19,511,440
Schering-Plough Corp.                                   1,021,759     19,403,203
Teva Pharmaceutical Industries, Ltd. (ADR) (a)            837,584     34,491,709
Wyeth                                                   1,764,210     85,599,469
                                                                  --------------
                                                                     449,481,181
                                                                  --------------
RETAIL - MULTILINE -- 1.3%
Federated Department Stores, Inc.                          66,416      4,848,368
Wal-Mart Stores, Inc.                                     845,100     39,922,524
                                                                  --------------
                                                                      44,770,892
                                                                  --------------
ROAD & RAIL -- 1.2%
Union Pacific Corp.                                       438,459     40,930,148
                                                                  --------------
SOFTWARE -- 2.0%
Microsoft Corp.                                         2,405,848     65,463,124
                                                                  --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.4%
AT&T, Inc.                                              2,399,717     64,888,348
BellSouth Corp. (a)                                       922,367     31,960,016
Sprint Nextel Corp.                                       540,383     13,963,497
Verizon Communications, Inc.                              977,964     33,309,454
                                                                  --------------
                                                                     144,121,315
                                                                  --------------
U.S. GOVERNMENT AGENCY -- 0.5%
Federal National Mortgage Association                     295,782     15,203,195
                                                                  --------------
Total Common Stocks (Cost $2,715,793,626)                          3,161,168,517
                                                                  --------------
INVESTMENT COMPANY SECURITY -- 1.4%
iShares MSCI Japan Index Fund (a) (Cost -- $36,362,653) 3,230,400     46,517,760
                                                                  --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                       PAR
SECURITY DESCRIPTION                                                                  AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 9.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $31,869,628 on 04/03/06 collateralized by $33,335,000 FHLB
 at 3.875% due 01/12/09 with a value of $32,498,625.                               $ 31,861,397 $   31,861,397
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $54,015,071 on 04/03/06 collateralized by $57,690,000 FNMA at
 3.25% due 02/15/09 with a value of $55,081,143.                                     54,001,120     54,001,120
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $775,683 on 04/03/06 collateralized by $800,000 FNMA at 4.25% due
 05/15/09 with a value of $792,970.                                                     775,483        775,483
State Street Navigator Securities Lending Prime Portfolio (b)                       211,759,583    211,759,583
                                                                                                --------------
Total Short - Term Investments (Cost $298,397,583)                                                 298,397,583
                                                                                                --------------
TOTAL INVESTMENTS -- 106.1% (Cost $3,050,553,862)                                                3,506,083,860
                                                                                                --------------
Other Assets and Liabilities (net) -- (6.1)%                                                      (201,665,023)
                                                                                                --------------
TOTAL NET ASSETS -- 100.0%                                                                      $3,304,418,837
                                                                                                ==============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $507,210,589 and $51,680,591 respectively, resulting in a net unrealized appreciation of $455,529,998.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                        SHARES   VALUE
-------------------------------------------------------------
COMMON STOCKS -- 96.0%
AEROSPACE & DEFENSE -- 2.5%
BE Aerospace, Inc. *(a)                     30,000 $  753,600
Hexcel Corp. *(a)                           18,800    413,036
Rockwell Collins, Inc.                      10,900    614,215
                                                   ----------
                                                    1,780,851
                                                   ----------
AUTO COMPONENTS -- 0.7%
Advance Auto Parts, Inc.                    12,000    499,680
                                                   ----------
BANKS -- 1.4%
SVB Financial Group *(a)                    18,500    981,425
                                                   ----------
BIOTECHNOLOGY -- 0.4%
PDL BioPharma, Inc. *                        7,600    249,280
                                                   ----------
CHEMICALS -- 2.8%
Ecolab, Inc.                                17,400    664,680
Monsanto Co.                                15,600  1,322,100
                                                   ----------
                                                    1,986,780
                                                   ----------
COMMERCIAL SERVICES & SUPPLIES -- 4.0%
Iron Mountain, Inc. *                       15,175    618,230
ITT Educational Services, Inc. *             8,700    557,235
Labor Ready, Inc. *(a)                      18,400    440,680
Robert Half International, Inc.             12,300    474,903
United Rentals, Inc. *(a)                   21,700    748,650
                                                   ----------
                                                    2,839,698
                                                   ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.9%
Comverse Technology, Inc. *                 30,100    708,253
Powerwave Technologies, Inc. *(a)           46,100    621,889
                                                   ----------
                                                    1,330,142
                                                   ----------
COMMUNICATIONS SERVICES -- 1.6%
Alliance Data Systems Corp. *               24,900  1,164,573
                                                   ----------
COMPUTERS & PERIPHERALS -- 1.1%
Network Appliance, Inc. *                   21,200    763,836
                                                   ----------
CONSTRUCTION & ENGINEERING -- 0.9%
Jacobs Engineering Group, Inc. *             7,600    659,224
                                                   ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.5%
Broadcom Corp. - Class A *                  19,350    835,146
Danaher Corp.                                7,200    457,560
Fisher Scientific International, Inc. *     17,000  1,156,850
                                                   ----------
                                                    2,449,556
                                                   ----------
FINANCIAL SERVICES -- 1.3%
CIT Group, Inc.                             10,200    545,904
Lazard Ltd. - Class A (a)                    8,500    376,125
                                                   ----------
                                                      922,029
                                                   ----------
FOOD & DRUG RETAILING -- 1.6%
Omnicare, Inc.                               8,100    445,419
Safeway, Inc.                               28,200    708,384
                                                   ----------
                                                    1,153,803
                                                   ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
Cytyc Corp. *                               21,800    614,324
Henry Schein, Inc. *                         9,000    430,740

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES   VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Sybron Dental Specialties, Inc. *                            16,200 $  668,088
                                                                    ----------
                                                                     1,713,152
                                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 5.4%
Community Health Systems, Inc. *                             29,300  1,059,195
DaVita, Inc. *                                               10,500    632,205
Lincare Holdings, Inc. *                                     11,200    436,352
Sierra Health Services, Inc. *                               13,800    561,660
UnitedHealth Group, Inc.                                     19,640  1,097,090
                                                                    ----------
                                                                     3,786,502
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE -- 6.3%
Cheesecake Factory, Inc. (The) *                             21,300    797,685
Hilton Hotels Corp.                                          43,200  1,099,872
Penn National Gaming, Inc. *                                  9,700    409,146
Scientific Games Corp. - Class A *                           16,100    565,593
Starwood Hotels & Resorts Worldwide, Inc.                    14,600    988,858
Texas Roadhouse, Inc. - Class A *(a)                         24,200    413,578
Tim Hortons, Inc. *(a)                                        6,900    183,195
                                                                    ----------
                                                                     4,457,927
                                                                    ----------
HOUSEHOLD DURABLES -- 0.8%
Knoll, Inc.                                                  26,400    562,848
                                                                    ----------
INDUSTRIAL CONGLOMERATES -- 1.6%
ITT Industries, Inc.                                         20,600  1,158,132
                                                                    ----------
INSURANCE -- 9.0%
ACE, Ltd.                                                    21,670  1,127,057
Arch Capital Group, Ltd. *                                   17,500  1,010,450
Axis Capital Holdings, Ltd.                                  52,200  1,560,780
HCC Insurance Holdings, Inc.                                 71,900  2,502,120
Universal American Financial Corp. *(a)                      11,600    178,640
                                                                    ----------
                                                                     6,379,047
                                                                    ----------
INTERNET SOFTWARE & SERVICES -- 3.8%
Equinix, Inc. *(a)                                            7,200    462,384
IAC/InterActiveCorp. *(a)                                    11,558    340,614
Monster Worldwide, Inc. *                                     7,800    388,908
Openwave Systems, Inc. *(a)                                  18,600    401,388
TIBCO Software, Inc. *                                       75,100    627,836
Websense, Inc. *(a)                                          15,800    435,764
                                                                    ----------
                                                                     2,656,894
                                                                    ----------
IT CONSULTING & SERVICES -- 1.6%
CACI International, Inc. - Class A *                          8,300    545,725
FTI Consulting, Inc. *(a)                                    21,200    604,836
                                                                    ----------
                                                                     1,150,561
                                                                    ----------
MACHINERY -- 3.6%
Dover Corp.                                                  29,200  1,417,952
Ingersoll-Rand Co., - Class A                                16,700    697,893
Timken Co.                                                   12,300    396,921
                                                                    ----------
                                                                     2,512,766
                                                                    ----------
MEDIA -- 3.2%
Lamar Advertising Co. - Class A *                             2,700    142,074
Rogers Communications, Inc. - Class B                        17,900    682,885
Univision Communications, Inc. - Class A *                   42,500  1,464,975
                                                                    ----------
                                                                     2,289,934
                                                                    ----------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
-------------------------------------------------------------------------------
METALS & MINING -- 1.1%
Nucor Corp.                                                   7,100 $   744,009
                                                                    -----------
OIL & GAS -- 5.9%
Cooper Cameron Corp. *                                        6,700     295,336
Halliburton Co.                                               9,800     715,596
Tidewater, Inc. (a)                                          10,800     596,484
Weatherford International, Ltd. *                            33,300   1,523,475
Western Refining Inc. (a)                                    15,900     343,758
XTO Energy, Inc.                                             16,453     716,857
                                                                    -----------
                                                                      4,191,506
                                                                    -----------
PHARMACEUTICALS -- 5.0%
Barr Pharmaceuticals, Inc. *                                 11,200     705,376
Caremark Rx, Inc. *                                          12,100     595,078
Cephalon, Inc. *(a)                                           2,000     120,500
Covance, Inc. *                                              12,800     752,000
Genzyme Corp. *                                              16,900   1,136,018
OSI Pharmaceuticals, Inc. *(a)                                7,100     227,910
                                                                    -----------
                                                                      3,536,882
                                                                    -----------
RETAIL - SPECIALTY -- 5.9%
Bed Bath & Beyond, Inc. *                                     9,600     368,640
Hibbett Sporting Goods, Inc. *(a)                             7,000     230,930
MSC Industrial Direct Co., Inc. - Class A                    13,300     718,466
Nordstrom, Inc.                                              15,700     615,126
O' Reilly Automotive, Inc. *                                 21,400     782,384
Too, Inc. *(a)                                               33,900   1,164,465
Tractor Supply Co. *                                          4,300     285,262
                                                                    -----------
                                                                      4,165,273
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 6.3%
Analog Devices, Inc.                                         23,100     884,499
ATMI, Inc. *(a)                                              11,800     356,360
Intersil Corp. - Class A                                     25,700     743,244
Microchip Technology, Inc.                                   24,700     896,610
National Semiconductor Corp.                                 31,400     874,176
NVIDIA Corp. *                                               12,700     727,202
                                                                    -----------
                                                                      4,482,091
                                                                    -----------
SOFTWARE -- 4.4%
Autodesk, Inc.                                               10,500     404,460
Citrix Systems, Inc. *                                       25,400     962,660
Hyperion Solutions Corp. *                                   16,900     550,940
Informatica Corp. *(a)                                       50,100     779,055
Red Hat, Inc. *(a)                                           15,300     428,094
                                                                    -----------
                                                                      3,125,209
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.5%
ADC Telecommunications, Inc. *(a)                            22,600     578,334
ADTRAN, Inc.                                                  9,900     259,182
Harris Corp.                                                 20,300     959,987
                                                                    -----------
                                                                      1,797,503
                                                                    -----------
TRANSPORTATION -- 2.0%
Heartland Express, Inc. (a)                                  20,600     448,874
Knight Transportation, Inc. (a)                              17,400     343,650
SEACOR Holdings, Inc. *(a)                                    7,700     609,840
                                                                    -----------
                                                                      1,402,364
                                                                    -----------
TRUCKING & FREIGHT FORWARDING -- 1.5%
Landstar System, Inc.                                        24,700   1,089,764
                                                                    -----------
Total Common Stocks (Cost $57,861,717)                               67,983,241
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                                     PAR
SECURITY DESCRIPTION                                                                                AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 20.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at
  $3,820,716 on 04/03/06 collateralized by $4,085,000 FNMA 3.25% due 02/15/09 with a value of
  $3,900,268.                                                                                     $ 3,820,000 $  3,820,000
State Street Navigator Securities Lending Prime Portfolio (b)                                      10,388,139   10,388,139
                                                                                                              ------------
Total Short - Term Investments (Cost $14,208,139)                                                               14,208,139
                                                                                                              ------------
TOTAL INVESTMENTS -- 116.1% (Cost $72,069,856)                                                                  82,191,380
                                                                                                              ------------
Other Assets and Liabilities (net) -- (16.1)%                                                                  (11,388,202)
                                                                                                              ------------
TOTAL NET ASSETS -- 100.0%                                                                                    $ 70,803,178
                                                                                                              ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $10,660,441 and $538,917 respectively, resulting in a net unrealized appreciation of $10,121,524.
*   Non-income producing security
(a) All or a portion of security is out on loan.
(b) Represents investments of collateral received from securities lending transaction
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
-----------------------------------------------------------------------------
COMMON STOCKS -- 96.3%
CHEMICALS -- 7.7%
Chemtura Corp.                                            408,700 $ 4,814,486
Eastman Chemical Co. (a)                                  172,300   8,818,314
Monsanto Co.                                               59,500   5,042,625
Mosaic Co. *(a)                                           379,100   5,440,085
Potash Corp. of Saskatchewan, Inc.                         36,336   3,200,838
                                                                  -----------
                                                                   27,316,348
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.0%
Allied Waste Industries, Inc. *(a)                         99,300   1,215,432
R. R. Donnelley & Sons Co.                                232,824   7,618,002
Sabre Holdings Corp.                                      372,600   8,767,278
                                                                  -----------
                                                                   17,600,712
                                                                  -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 4.6%
Avaya, Inc. *(a)                                          488,100   5,515,530
JDS Uniphase Corp. *(a)                                 1,059,000   4,416,030
Tellabs, Inc. *                                           398,000   6,328,200
                                                                  -----------
                                                                   16,259,760
                                                                  -----------
CONTAINERS & PACKAGING -- 4.6%
Ball Corp.                                                168,700   7,394,121
Pactiv Corp. *                                            361,500   8,871,210
                                                                  -----------
                                                                   16,265,331
                                                                  -----------
ELECTRIC UTILITIES -- 5.5%
Ameren Corp. (a)                                          118,100   5,883,742
CMS Energy Corp. *                                        414,500   5,367,775
Northeast Utilities                                       293,400   5,730,102
Puget Energy, Inc. (a)                                    112,100   2,374,278
                                                                  -----------
                                                                   19,355,897
                                                                  -----------
FOOD & DRUG RETAILING -- 1.0%
Safeway, Inc.                                             138,800   3,486,656
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Bausch & Lomb, Inc.                                       100,500   6,401,850
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Aetna, Inc.                                                85,200   4,186,728
                                                                  -----------
HOTELS, RESTAURANTS & LEISURE -- 3.3%
Brinker International, Inc.                               159,300   6,730,425
Outback Steakhouse, Inc.                                   77,500   3,410,000
Yum! Brands, Inc.                                          32,100   1,568,406
                                                                  -----------
                                                                   11,708,831
                                                                  -----------
HOUSEHOLD DURABLES -- 4.7%
American Greetings Corp. - Class A (a)                    177,700   3,841,874
Newell Rubbermaid, Inc.                                   165,400   4,166,426
Snap-On, Inc.                                             159,700   6,087,764
Tupperware Corp. (a)                                      125,500   2,584,045
                                                                  -----------
                                                                   16,680,109
                                                                  -----------
INDUSTRIAL CONGLOMERATES -- 1.9%
Hubbell, Inc. - Class B                                   132,200   6,776,572
                                                                  -----------
INSURANCE -- 9.9%
Conseco, Inc. *                                           260,200   6,458,164
Everest Reinsurance Group, Ltd.                            42,800   3,996,236
Genworth Financial, Inc. - Class A                        110,900   3,707,387
PartnerRe, Ltd.                                           113,400   7,041,006
PMI Group, Inc. (a)                                        77,200   3,545,024

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
INSURANCE - CONTINUED
SAFECO Corp.                                             94,200 $ 4,729,782
XL Capital, Ltd. - Class A                               86,400   5,539,104
                                                                -----------
                                                                 35,016,703
                                                                -----------
INTERNET SOFTWARE & SERVICES -- 1.7%
McAfee, Inc. *                                          254,300   6,187,119
                                                                -----------
MACHINERY -- 4.1%
CNH Global N.V.                                          68,800   1,773,664
Cummins, Inc. (a)                                        54,800   5,759,480
Timken Co.                                              222,400   7,176,848
                                                                -----------
                                                                 14,709,992
                                                                -----------
MEDIA -- 5.0%
Interpublic Group of Cos., Inc. *(a)                    760,600   7,271,336
R.H. Donnelley Corp. *                                  115,600   6,731,388
Westwood One, Inc.                                      334,800   3,696,192
                                                                -----------
                                                                 17,698,916
                                                                -----------
OIL & GAS -- 8.4%
EOG Resources, Inc.                                      88,100   6,343,200
GlobalSantaFe Corp.                                     127,300   7,733,475
Halliburton Co.                                          95,100   6,944,202
NiSource, Inc.                                          299,800   6,061,956
Southwest Gas Corp. (a)                                 100,900   2,820,155
                                                                -----------
                                                                 29,902,988
                                                                -----------
PAPER & FOREST PRODUCTS -- 3.2%
Bowater, Inc. (a)                                       163,800   4,845,204
MeadWestvaco Corp.                                      242,400   6,619,944
                                                                -----------
                                                                 11,465,148
                                                                -----------
PHARMACEUTICALS -- 3.9%
King Pharmaceuticals, Inc. *                            389,300   6,715,425
Mylan Laboratories, Inc.                                307,175   7,187,895
                                                                -----------
                                                                 13,903,320
                                                                -----------
REAL ESTATE -- 2.0%
Host Marriott Corp. (REIT)                              334,900   7,166,860
                                                                -----------
RETAIL - MULTILINE -- 1.4%
Federated Department Stores, Inc.                        66,894   4,883,262
                                                                -----------
RETAIL - SPECIALTY -- 3.2%
Foot Locker, Inc.                                       273,400   6,528,792
OfficeMax, Inc.                                         155,300   4,685,401
                                                                -----------
                                                                 11,214,193
                                                                -----------
SOFTWARE -- 3.5%
Cadence Design Systems, Inc. *                          424,500   7,849,005
Sybase, Inc. *(a)                                       225,400   4,760,448
                                                                -----------
                                                                 12,609,453
                                                                -----------
TELECOMMUNICATION SERVICES--DIVERSIFIED -- 5.0%
ADC Telecommunications, Inc. *(a)                       210,300   5,381,577
CenturyTel, Inc. (a)                                    148,200   5,797,584
PanAmSat Holding Corp. (a)                               79,700   1,978,154
Qwest Communications International, Inc. *(a)           660,300   4,490,040
                                                                -----------
                                                                 17,647,355
                                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 3.7%
Genuine Parts Co.                                       155,800   6,828,714

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                                SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
W.W. Grainger, Inc.                                                                                    83,800 $  6,314,330
                                                                                                              ------------
                                                                                                                13,143,044
                                                                                                              ------------
Total Common Stocks (Cost $270,839,886)                                                                        341,587,147
                                                                                                              ------------

                                                                                                     PAR
SECURITY DESCRIPTION                                                                                AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 20.7%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at
  $12,997,357 on 04/03/06 collateralized by $13,570,000 FHLB due 8/22/08 with a value of
  $13,258,025.70.                                                                                 $12,994,000   12,994,000
State Street Navigator Securities Lending Prime Portfolio (b)                                      60,458,534   60,458,534
                                                                                                              ------------
Total Short - Term Investments (Cost $73,452,534)                                                               73,452,534
                                                                                                              ------------
TOTAL INVESTMENTS -- 117.0% (Cost $344,292,420)                                                                415,039,681
                                                                                                              ------------
Other Assets and Liabilities (net) -- (17.0)%                                                                  (60,415,643)
                                                                                                              ------------
TOTAL NET ASSETS -- 100.0%                                                                                    $354,624,038
                                                                                                              ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $78,947,916 and $8,200,655 respectively, resulting in a net unrealized appreciation of $70,747,261.
*   Non-income producing security
(a) All or a portion of security is out on loan.
(b) Represents investment of collateral received from securities lending transcations.
REIT - Real Estate Investment Trust
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
-------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*                2,827,655 $ 89,834,588
Goldman Sachs Mid-Cap Value Portfolio (Class A)         1,703,210   22,652,690
Harris Oakmark Focused Value Portfolio (Class A)*         138,222   37,327,000
Harris Oakmark International Portfolio (Class A)        4,306,850   76,791,141
Janus Aggressive Growth Portfolio (Class A)             9,784,454   89,332,069
Jennison Growth Portfolio (Class A)*                    4,084,120   51,174,019
Lord Abbett Growth and Income Portfolio (Class A)       3,102,681   90,784,439
Met/AIM Small Cap Growth Portfolio (Class A)            2,029,467   31,050,838
MFS Research International Portfolio (Class A)          3,704,569   53,568,074
RCM Global Technology Portfolio (Class A)               5,445,179   29,894,033
Third Avenue Small Cap Value Portfolio (Class A)        3,319,450   59,716,906
Turner Mid-Cap Growth Portfolio (Class A)               1,667,617   22,612,883
Van Kampen Comstock Portfolio (Class A)                 9,128,876   97,770,263
                                                                  ------------
Total Investment Company Securities (Cost $658,488,760)            752,508,943
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $658,488,760)                    752,508,943
                                                                  ------------
Other Assets and Liabilities (net) -- (0.0%)                          (254,752)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $752,254,191
                                                                  ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $94,020,183 and $0 respectively, resulting in a net unrealized appreciation of $94,020,183.
*  A portfolio of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES        VALUE
------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*                   9,962,747 $  316,516,461
Goldman Sachs Mid-Cap Value Portfolio (Class A)            9,001,310    119,717,422
Harris Oakmark Focused Value Portfolio (Class A)*            584,404    157,818,243
Harris Oakmark International Portfolio (Class A)          13,656,963    243,503,648
Janus Aggressive Growth Portfolio (Class A)               12,926,362    118,017,680
Jennison Growth Portfolio (Class A)*                       9,249,787    115,899,832
Lazard Mid-Cap Portfolio (Class A)                         2,791,203     39,467,613
Lord Abbett Bond Debenture Portfolio (Class A)            28,295,636    356,807,971
Lord Abbett Growth and Income Portfolio (Class A)         10,932,196    319,876,043
Met/AIM Small Cap Growth Portfolio (Class A)               5,362,662     82,048,726
MFS Research International Portfolio (Class A)            13,984,081    202,209,814
Neuberger Berman Real Estate Portfolio (Class A)           5,147,332     83,695,621
Oppenheimer Capital Appreciation Portfolio (Class A)      39,093,331    355,358,376
PIMCO Inflation Protected Bond Portfolio (Class A)        25,441,523    270,188,978
PIMCO Total Return Portfolio (Class A)                    27,042,505    312,611,362
Salomon Brothers US Government Portfolio (Class A)*       16,030,671    195,574,192
T. Rowe Price Mid-Cap Growth Portfolio (Class A)           8,852,292     79,759,153
Third Avenue Small Cap Value Portfolio (Class A)           8,771,039    157,790,996
Turner Mid-Cap Growth Portfolio (Class A)                  5,874,943     79,664,222
Van Kampen Comstock Portfolio (Class A)                   33,402,863    357,744,661
                                                                     --------------
Total Investment Company Securities (Cost $3,643,280,620)             3,964,271,014
                                                                     --------------
TOTAL INVESTMENTS -- 100.0% (Cost $3,643,280,620)                     3,964,271,014
                                                                     --------------
Other Assets and Liabilities (net) -- (0.0%)                             (1,311,241)
                                                                     --------------
TOTAL NET ASSETS -- 100.0%                                           $3,962,959,773
                                                                     ==============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $327,720,667 and $6,730,273 respectively, resulting in a net unrealized appreciation of $320,990,394.
*  A portfolio of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
-------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*                  366,775 $ 11,652,445
Goldman Sachs Mid-Cap Value Portfolio (Class A)         1,178,212   15,670,221
Harris Oakmark International Portfolio (Class A)          447,181    7,973,237
Jennison Growth Portfolio (Class A)*                      604,960    7,580,143
Lazard Mid-Cap Portfolio (Class A)                        548,039    7,749,268
Lord Abbett Bond Debenture Portfolio (Class A)          3,087,321   38,931,120
Lord Abbett Growth and Income Portfolio (Class A)         805,380   23,565,401
MFS Research International Portfolio (Class A)          1,098,571   15,885,328
Neuberger Berman Real Estate Portfolio (Class A)          252,976    4,113,385
Oppenheimer Capital Appreciation Portfolio (Class A)    2,984,861   27,132,388
PIMCO Inflation Protected Bond Portfolio (Class A)      5,707,815   60,616,997
PIMCO Total Return Portfolio (Class A)                  6,637,054   76,724,348
Salomon Brothers US Government Portfolio (Class A)*     4,721,464   57,601,860
T. Rowe Price Mid-Cap Growth Portfolio (Class A)          869,197    7,831,467
Third Avenue Small Cap Value Portfolio (Class A)          430,243    7,740,077
Van Kampen Comstock Portfolio (Class A)                 1,458,178   15,617,091
                                                                  ------------
Total Investment Company Securities (Cost $371,276,508)            386,384,776
                                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost $371,276,508)                    386,384,776
                                                                  ------------
Other Assets and Liabilities (net) -- (0.0%)                          (141,706)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $386,243,070
                                                                  ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $15,564,351 and $456,083 respectively, resulting in a net unrealized appreciation of $15,108,268.
*  A portfolio of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES        VALUE
------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*                  13,095,080 $  416,030,694
Goldman Sachs Mid-Cap Value Portfolio (Class A)            8,604,481    114,439,590
Harris Oakmark Focused Value Portfolio (Class A)*            558,607    150,851,691
Harris Oakmark International Portfolio (Class A)          17,400,396    310,249,065
Janus Aggressive Growth Portfolio (Class A)               32,970,827    301,023,654
Jennison Growth Portfolio (Class A)*                      14,747,163    184,781,955
Lord Abbett Bond Debenture Portfolio (Class A)            12,020,464    151,578,048
Lord Abbett Growth and Income Portfolio (Class A)         15,669,618    458,493,022
Met/AIM Small Cap Growth Portfolio (Class A)               7,687,112    117,612,819
MFS Research International Portfolio (Class A)            16,039,412    231,929,901
Neuberger Berman Real Estate Portfolio (Class A)           4,915,330     79,923,264
Oppenheimer Capital Appreciation Portfolio (Class A)      20,765,009    188,753,929
PIMCO Inflation Protected Bond Portfolio (Class A)        17,375,483    184,527,633
RCM Global Technology Portfolio (Class A)                 13,765,078     75,570,280
T. Rowe Price Mid-Cap Growth Portfolio (Class A)           4,231,058     38,121,831
Third Avenue Small Cap Value Portfolio (Class A)          14,681,600    264,121,975
Turner Mid-Cap Growth Portfolio (Class A)                  5,618,621     76,188,500
Van Kampen Comstock Portfolio (Class A)                   42,560,044    455,818,070
                                                                     --------------
Total Investment Company Securities (Cost $3,409,359,736)             3,800,015,921
                                                                     --------------
TOTAL INVESTMENTS -- 100.0% (Cost $3,409,359,736)                     3,800,015,921
                                                                     --------------
Other Assets and Liabilities (net) -- (0.0%)                             (1,232,594)
                                                                     --------------
TOTAL NET ASSETS -- 100.0%                                           $3,798,783,327
                                                                     ==============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $395,580,505 and $4,924,320 respectively, resulting in a net unrealized appreciation of $390,656,185.
*  A portfolio of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*              1,636,095 $    51,978,746
Goldman Sachs Mid-Cap Value Portfolio (Class A)       3,941,942      52,427,830
Harris Oakmark International Portfolio (Class A)      2,242,618      39,985,877
Jennison Growth Portfolio (Class A)*                  4,051,464      50,764,850
Lazard Mid-Cap Portfolio (Class A)                    1,833,669      25,928,075
Lord Abbett Bond Debenture Portfolio (Class A)       10,326,440     130,216,411
Lord Abbett Growth and Income Portfolio (Class A)     4,039,143     118,185,313
MFS Research International Portfolio (Class A)        4,592,989      66,414,613
Neuberger Berman Real Estate Portfolio (Class A)      1,690,026      27,479,824
Oppenheimer Capital Appreciation Portfolio (Class A) 12,840,566     116,720,742
PIMCO Inflation Protected Bond Portfolio (Class A)   14,326,920     152,151,894
PIMCO Total Return Portfolio (Class A)               16,655,237     192,534,538
Salomon Brothers US Government Portfolio (Class A)*   8,425,061     102,785,744
T. Rowe Price Mid-Cap Growth Portfolio (Class A)      4,361,247      39,294,836
Third Avenue Small Cap Value Portfolio (Class A)      2,160,939      38,875,290
Turner Mid-Cap Growth Portfolio (Class A)               964,911      13,084,195
Van Kampen Comstock Portfolio (Class A)               7,313,491      78,327,489
                                                                ---------------
Total Investment Company Securities
(Cost $1,218,758,757)                                             1,297,156,267
                                                                ---------------
TOTAL INVESTMENTS -- 100.0%
(Cost $1,218,758,757)                                             1,297,156,267
                                                                ---------------
Other Assets and Liabilities (net) -- (0.0%)                           (421,323)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 1,296,734,944
                                                                ===============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $80,996,013 and $2,598,503 respectively, resulting in a net unrealized appreciation of $78,397,510.
*  A portfolio of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES      VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%

AUSTRIA -- 0.9%
Erste Bank der Oesterreichischen Sparkassen AG (a)           171,680 $ 10,140,073
Erste Bank der Oesterreichischen Sparkassen AG *(a)           22,352    1,300,874
                                                                     ------------
                                                                       11,440,947
                                                                     ------------
BELGIUM -- 0.5%
Umicore                                                       49,190    6,824,435
                                                                     ------------
BRAZIL -- 4.4%
Aracruz Celulose S.A. (ADR) (a)                              208,640   11,045,402
Banco Nossa Caixa S.A.                                        97,810    2,156,051
Companhia Siderurgica Nacional S.A. (ADR) (a)                169,390    5,322,234
Companhia Vale do Rio Doce (ADR)                             375,550   18,225,442
Equatorial Energia S.A. *                                    123,900      826,760
Petroleo Brasileiro S.A. (ADR)                                65,120    5,643,950
Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)               52,260    3,862,537
Universo Online S.A. *                                       217,400    1,500,690
Votorantim Celulose e Papel S.A. (ADR) (a)                   380,940    6,163,609
                                                                     ------------
                                                                       54,746,675
                                                                     ------------
CANADA -- 0.7%
Canadian Natural Resources Ltd.                               53,840    2,995,214
Telus Corp.                                                  148,430    5,829,815
                                                                     ------------
                                                                        8,825,029
                                                                     ------------
CYPRUS -- 0.3%
Bank of Cyprus Public Co. Ltd.                               441,740    3,698,082
                                                                     ------------
FRANCE -- 12.7%
Axa (a)                                                      556,410   19,490,996
BNP Paribas *                                                 20,955    1,883,475
BNP Paribas S.A. (a)                                         212,050   19,712,658
Cap Gemini S.A. *                                            156,940    8,533,339
Compagnie Generale des Establissements Michelin - Class B     20,210    1,270,096
Credit Agricole S.A. (a)                                     388,880   15,124,844
LVMH Moet Hennessy Louis Vuitton S.A.                         79,300    7,775,661
Pernod Ricard S.A.                                            26,860    5,155,208
Schneider Electric S.A.                                      147,845   15,980,228
Suez S.A. (a)                                                306,432   12,107,212
Total Fina Elf S.A.                                          176,510   46,604,392
Vallourec S.A.                                                 3,640    3,518,609
                                                                     ------------
                                                                      157,156,718
                                                                     ------------
GERMANY -- 4.6%
Bayerische Motoren Werke (BMW) AG                            253,680   13,981,060
Continental AG (a)                                            69,731    7,682,992
E.On AG (a)                                                  213,410   23,488,669
Siemens AG                                                   131,340   12,267,102
                                                                     ------------
                                                                       57,419,823
                                                                     ------------
HONG KONG -- 1.0%
CNOOC, Ltd. (a)                                           15,119,000   11,795,924
                                                                     ------------
HUNGARY -- 0.8%
OTP Bank, Ltd. (GDR)                                         145,370   10,103,215
                                                                     ------------
INDONESIA -- 0.3%
PT Indosat Tbk                                             5,579,000    3,153,288
                                                                     ------------
IRELAND -- 0.4%
Depfa Bank Plc                                               302,970    5,403,867
                                                                     ------------

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
-------------------------------------------------------------------------------
ITALY -- 4.7%
Assicurazioni Generali S.p.A.                              456,310 $ 17,203,973
Fastweb *(a)                                               223,457   11,395,931
Italcementi S.p.A. (a)                                     408,350    6,783,278
Italcementi S.p.A. (a)                                     197,170    4,724,224
Saipem S.p.A.                                              170,200    3,943,144
UniCredito Italiano S.p.A.                               1,887,810   13,636,810
                                                                   ------------
                                                                     57,687,360
                                                                   ------------
JAPAN -- 17.4%
Aeon Credit Service Co., Ltd. (a)                          242,000    7,336,056
Aiful Corp. (a)                                            146,300    9,680,188
Asahi Glass Co.                                            892,000   13,359,220
FANUC, Ltd.                                                 67,200    6,478,691
K. K. DaVinci Advisors *(a)                                  8,722   11,888,507
Kaneka Corp.                                               886,000   10,642,504
Kao Corp.                                                  222,000    5,849,627
Konica Minolta Holdings Inc.                               422,500    5,403,080
Mitsubishi Tokyo Finacial Group, Inc.                          631    9,628,089
Nintendo Co., Ltd.                                          54,600    8,181,307
Nippon Electric Glass Co., Ltd.                            200,000    4,982,998
Nippon Television Network Corp.                             35,690    5,249,934
Nissan Motor Co., Ltd. (a)                               1,039,800   12,383,527
ORIX Corp.                                                  72,550   22,527,805
Ricoh Co., Ltd. (a)                                        267,000    5,228,351
Shinsei Bank, Ltd.                                       1,714,000   12,023,121
Sumitomo Mitsui Financial Group, Inc.                          719    7,955,383
Sundrug Co. Ltd.                                           116,200    3,075,141
Takefuji Corp. (a)                                         155,460    9,781,849
Tokyo Gas Co., Ltd.                                      1,323,000    5,800,899
Toyota Motor Corp.                                         166,200    9,068,549
Uni-Charm Corp.                                            121,600    5,979,571
Yamada Denki Co., Ltd.                                      67,500    7,772,047
Yamanouchi Pharmaceutical Co., Ltd.                        384,200   14,620,751
                                                                   ------------
                                                                    214,897,195
                                                                   ------------
KOREA -- 6.8%
Hana Financial Group Inc.                                  124,460    5,872,212
Hanwha Chemical Corp.                                      276,700    3,516,937
Hyundai Mobis                                              109,610    9,698,539
Nong Shim Co., Ltd.                                         12,230    3,415,899
Posco                                                       31,180    7,983,755
Samsung Electronics Co., Ltd.                               60,778   39,301,569
Shinhan Financial Group Co., Ltd.                          313,740   13,948,244
                                                                   ------------
                                                                     83,737,155
                                                                   ------------
LUXEMBOURG -- 1.5%
Arcelor (a)                                                385,770   15,231,851
Ternium S.A. (ADR) *                                       137,440    3,896,424
                                                                   ------------
                                                                     19,128,275
                                                                   ------------
MEXICO -- 3.3%
America Movil S.A. de C.V. (ADR)                            72,700    2,490,702
Cemex S.A. de C.V. (ADR)                                   189,610   12,377,741
Consorico ARA, S.A. de C.V.                                513,800    2,286,384
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR) *(a)    32,400    1,035,180
Grupo Aeroportuario del Sureste S.A. de C.V. (ADR) (a)      50,400    1,682,352
Grupo Elektra, S.A. de C.V.                                392,980    4,001,913
Grupo Modelo S.A. de C.V.                                1,108,170    4,067,052
Grupo Televisa, S.A. (ADR)                                 562,940   11,202,506
Urbi, Desarrollos Urbanos, S.A. de C.V. *                  215,400    1,640,352
                                                                   ------------
                                                                     40,784,182
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES       VALUE
-------------------------------------------------------------------------------
NETHERLANDS -- 2.2%
Koninklijke (Royal) Philips Electronics N.V.             500,810 $   16,924,650
TomTom N.V. *(a)                                          93,170      3,300,414
TPG N.V.                                                 214,960      7,439,083
                                                                 --------------
                                                                     27,664,147
                                                                 --------------
NORWAY -- 2.9%
Norsk Hydro ASA                                           79,230     10,945,764
Statoil ASA (a)                                          529,450     15,097,797
Telenor ASA (a)                                          912,340      9,833,062
                                                                 --------------
                                                                     35,876,623
                                                                 --------------
RUSSIA -- 0.5%
LUKOIL (ADR) (a)                                          76,720      6,398,448
                                                                 --------------
SINGAPORE -- 1.1%
Singapore Exchange Ltd.                                1,332,000      3,294,019
Singapore Telecommunications, Ltd. (a)                 6,306,290     10,328,293
                                                                 --------------
                                                                     13,622,312
                                                                 --------------
SPAIN -- 2.5%
Banco Bilbao Vizcaya Argentaria, S.A. (a)                711,240     14,855,390
Corporacion Mapfre S.A.                                  187,230      3,812,661
Telefonica S.A.                                          776,928     12,196,234
                                                                 --------------
                                                                     30,864,285
                                                                 --------------
SWEDEN -- 0.6%
Svenska Handelsbanken AB                                 250,600      6,977,697
                                                                 --------------
SWITZERLAND -- 8.9%
Geberit AG                                                 6,580      6,282,872
Lonza Group AG (a)                                        94,880      6,508,911
Nestle S.A. (a)                                           88,367     26,255,575
Roche Holding AG (a)                                     175,160     26,103,526
Swiss Re. (a)                                            123,530      8,632,556
Syngenta AG *                                             83,980     11,813,633
UBS AG (a)                                               219,117     24,019,287
                                                                 --------------
                                                                    109,616,360
                                                                 --------------
TAIWAN -- 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a) 1,494,780     15,037,487
                                                                 --------------
TURKEY -- 0.5%
Akbank T.A.S.                                            708,676      5,950,676
                                                                 --------------
UNITED KINGDOM -- 16.8%
AstraZeneca Plc                                          324,303     16,340,507
Aviva Plc                                              1,085,333     15,093,753
BHP Billiton Plc                                       1,135,570     20,960,889
Burberry Group Plc                                       959,840      7,731,299
Diageo Plc                                               748,160     11,796,741
GlaxoSmithKline Plc                                    1,036,200     27,095,819
HSBC Holdings Plc                                        926,225     15,547,886
NXT Plc                                                  388,410     11,103,228
Reckitt Benckiser Plc                                    290,944     10,253,108
Royal Bank of Scotland Group Plc                         555,460     18,081,175
Tesco Plc                                              3,848,767     22,076,504
TI Automotive, Ltd. - Class A * (b)                       45,100              0
Vodafone Group Plc                                     5,777,565     12,089,245
WPP Group Plc                                          1,663,920     19,950,865
                                                                 --------------
                                                                    208,121,019
                                                                 --------------
Total Common Stocks (Cost $999,214,489)                           1,206,931,224
                                                                 --------------

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                  SHARES         VALUE
----------------------------------------------------------------------------------------------------------------
WARRANT -- 0.0%

Chemicals -- 0.0%
Syngenta AG, Expires 05/23/06*
  (Cost -- $61,252)                                                                      81,140 $       102,153
                                                                                                ---------------

                                                                                       PAR
SECURITY DESCRIPTION                                                                  AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 25.3%

State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $29,209,544 on 04/03/06 collateralized by 31,200,000 FNMA 3.25%
  due 02/15/09 with a value of $29,789,074.                                        $ 29,202,000      29,202,000
State Street Navigator Securities Lending Prime Portfolio (c)                       283,409,351     283,409,351
                                                                                                ---------------
Total Short - Term Investments (Cost $312,611,351)                                                  312,611,351
                                                                                                ---------------
TOTAL INVESTMENTS -- 122.8% (Cost $1,311,887,092)                                                 1,519,644,728
                                                                                                ---------------
Other Assets and Liabilities (net) -- (22.8)%                                                      (282,186,736)
                                                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                                                      $ 1,237,457,992
                                                                                                ===============

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AS OF 03/31/2006

                                                           VALUE     PERCENT OF
INDUSTRY                                                   (000)     NET ASSETS
-------------------------------------------------------------------------------
Advertising                                               19,950,865     1.6%
Airlines                                                   1,682,352     0.1
Automotive                                                52,814,667     4.3
Banks                                                    202,061,190    16.3
Beverage, Food & Tobacco                                  36,250,852     2.9
Biotechnology                                              6,508,911     0.5
Building Materials                                        14,266,627     1.2
Building Products                                         37,244,463     3.0
Chemicals                                                 32,899,662     2.7
Electric Services                                         23,488,669     1.9
Electrical Equipment & Instruments                        61,524,906     5.0
Energy Equipment & Services                               12,107,212     1.0
Engineering & Construction                                 1,035,180     0.1
Financial - Diversified                                   84,328,880     6.8
Food Products                                             29,671,474     2.4
Food Retailers                                            22,076,504     1.8
Forest Products & Paper                                   17,209,011     1.4
Household Durables                                        39,301,569     3.2
Household Products                                        22,082,306     1.8
Insurance                                                 47,029,966     3.8
Internet Software & Services                               1,500,690     0.1
Iron/Steel                                                 3,896,424     0.3
Media                                                     16,452,440     1.3
Metals & Mining                                           48,027,174     3.9
Miscellaneous Manufacturing                               17,670,182     1.4
Oil & Gas                                                110,495,628     8.9
Personal Products                                          7,775,661     0.6
Pharmaceuticals                                           84,160,603     6.8
Real Estate                                                3,926,736     0.3
Retail                                                    10,847,188     0.9
Retail - Multiline                                         4,001,913     0.3
Retail - Specialty                                         7,731,299     0.6
Semiconductor Equipment & Products                        15,037,487     1.2
Software                                                  20,015,060     1.6
Suppress                                                  17,203,973     1.4
Telecommunication Services - Diversified                  67,316,570     5.4
Transportation                                             7,439,083     0.6
                                                       -------------    ----
                                                       1,207,033,377    97.5%
                                                       -------------    ----

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $214,018,084 and $6,260,448 respectively, resulting in a net unrealized appreciation of $207,757,636.
*   Non-income producing security
(a) All or a portion of security is out on loan.
(b) Illiqiud securities representing in the aggregate 0.00% of net assets.
(c) Represents investment of collateral received from securities lending transaction
ADR - American Depository Receipt
GDR - Global Depositary Receipt
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES      VALUE
-----------------------------------------------------------------------------
COMMON STOCKS -- 96.3%
APARTMENTS -- 22.2%
Apartment Investment & Management Co. (REIT) - Class A    49,500 $  2,321,550
Archstone-Smith Trust (REIT)                             535,200   26,101,704
AvalonBay Communities, Inc. (REIT) (a)                   232,700   25,387,570
Camden Property Trust (REIT) (a)                         449,200   32,364,860
Equity Residential (REIT)                                606,100   28,359,419
Essex Property Trust, Inc. (REIT) (a)                    165,100   17,951,323
Mid-America Apartment Communities, Inc. (REIT)           260,900   14,284,275
United Dominion Realty Trust, Inc. (REIT) (a)            459,700   13,119,838
                                                                 ------------
                                                                  159,890,539
                                                                 ------------
COMMUNITY CENTERS -- 5.6%
Pan Pacific Retail Properties, Inc. (REIT)               245,000   17,370,500
Regency Centers Corp. (REIT)                             340,300   22,864,757
                                                                 ------------
                                                                   40,235,257
                                                                 ------------
DIVERSIFIED -- 10.7%
Colonial Properties Trust (REIT) (a)                     606,000   30,378,780
Digital Realty Trust, Inc. (REIT)                        300,100    8,453,817
istar Financial, Inc. (REIT)                             381,700   14,611,476
Vornado Realty Trust (REIT)                              249,600   23,961,600
                                                                 ------------
                                                                   77,405,673
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
Nationwide Health Properties, Inc. (REIT) (a)            298,500    6,417,750
OMEGA Healthcare Investors, Inc. (REIT)                  651,500    9,134,030
Ventas, Inc. (REIT) (a)                                  376,400   12,488,952
                                                                 ------------
                                                                   28,040,732
                                                                 ------------
INDUSTRIALS -- 5.8%
First Industrial Realty Trust, Inc. (REIT) (a)           343,600   14,668,284
ProLogis (REIT)                                          500,400   26,771,400
                                                                 ------------
                                                                   41,439,684
                                                                 ------------
LODGING -- 8.9%
Host Marriott Corp. (REIT) (a)                           611,200   13,079,680
LaSalle Hotel Properties (REIT)                          320,900   13,156,900
Starwood Hotels & Resorts Worldwide, Inc.                288,700   19,553,651
Strategic Hotel Capital, Inc. (REIT) (a)                 791,200   18,419,136
                                                                 ------------
                                                                   64,209,367
                                                                 ------------
OFFICE -- 22.9%
Alexandria Real Estate Equities, Inc. (REIT) (a)         122,400   11,668,392
Brookfield Asset Management, Inc. - Class A              292,800   16,121,568
Equity Office Properties Trust (REIT) (a)                763,200   25,628,256
Maguire Properties, Inc. (REIT) (a)                      692,200   25,265,300
Reckson Associates Realty Corp. (REIT)                   232,800   10,666,896
SL Green Realty Corp. (REIT)                             394,200   40,011,300
Trizec Properties, Inc. (REIT) (a)                     1,388,600   35,728,678
                                                                 ------------
                                                                  165,090,390
                                                                 ------------
REGIONAL MALLS -- 16.3%
CBL & Associates Properties, Inc. (REIT) (a)             276,500   11,737,425
Federal Realty Investment Trust (REIT)                    94,100    7,076,320
General Growth Properties, Inc. (REIT)                   557,700   27,254,799
Macerich Co. (The) (REIT)                                269,500   19,929,525
Simon Property Group, Inc. (REIT)                        407,000   34,244,980
Taubman Centers, Inc. (REIT)                             405,100   16,880,517
                                                                 ------------
                                                                  117,123,566
                                                                 ------------
Total Common Stocks (Cost $573,137,364)                           693,435,208
                                                                 ------------

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                                      PAR
SECURITY DESCRIPTION                                                                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 20.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at
  $33,750,717 on 04/03/06 collateralized by $35,305,000 FNMA 3.875% due 01/12/09 with a value
  of $34,419,198.                                                                                 $ 33,742,000 $  33,742,000
State Street Navigator Securities Lending Prime Portfolio (b)                                      114,789,924   114,789,924
                                                                                                               -------------
Total Short - Term Investments (Cost $148,531,924)                                                               148,531,924
                                                                                                               -------------
TOTAL INVESTMENTS -- 116.9% (Cost $721,669,288)                                                                  841,967,132
                                                                                                               -------------
Other Assets and Liabilities (net) -- (16.9)%                                                                   (121,596,203)
                                                                                                               -------------
TOTAL NET ASSETS -- 100.0%                                                                                     $ 720,370,929
                                                                                                               =============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $120,671,282 and $373,438 respectively, resulting in a net unrealized appreciation of $120,297,844.
(a) All or portion of security out on loan
(b) Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
------------------------------------------------------------------------------
COMMON STOCKS -- 98.4%
AEROSPACE & DEFENSE -- 3.7%
Empresa Brasileira de Aeronautica S.A. (ADR) (a)           298,200 $10,988,670
General Dynamics Corp.                                     172,900  11,062,142
Lockheed Martin Corp.                                      166,200  12,486,606
United Technologies Corp.                                  200,200  11,605,594
                                                                   -----------
                                                                    46,143,012
                                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.4%
Expeditors International of Washington, Inc.                63,200   5,459,848
                                                                   -----------
AUTOMOBILES -- 0.5%
Toyota Motor Corp.                                         106,700   5,821,987
                                                                   -----------
BANKS -- 1.0%
Bank of America Corp.                                      108,000   4,918,320
Northern Trust Corp.                                       136,400   7,161,000
                                                                   -----------
                                                                    12,079,320
                                                                   -----------
BEVERAGES -- 0.9%
PepsiCo, Inc.                                              206,500  11,933,635
                                                                   -----------
BIOTECHNOLOGY -- 4.3%
Amgen, Inc. *                                              316,500  23,025,375
Genentech, Inc. *                                          108,400   9,160,884
Genzyme Corp. *                                            163,700  11,003,914
Gilead Sciences, Inc. *                                     84,000   5,226,480
PDL BioPharma, Inc. *(a)                                   190,000   6,232,000
                                                                   -----------
                                                                    54,648,653
                                                                   -----------
BUILDING MATERIALS -- 0.7%
Toll Brothers, Inc. *(a)                                   242,900   8,411,627
                                                                   -----------
CHEMICALS -- 3.2%
Monsanto Co.                                               269,200  22,814,700
Praxair, Inc.                                              320,600  17,681,090
                                                                   -----------
                                                                    40,495,790
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
Automatic Data Processing, Inc.                            418,500  19,117,080
ChoicePoint, Inc. *                                         92,300   4,130,425
Corporate Executive Board Co.                              103,800  10,473,420
Expedia, Inc. *(a)                                         172,100   3,488,467
Kinder Morgan Management LLC *                             152,140   6,694,160
                                                                   -----------
                                                                    43,903,552
                                                                   -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 4.9%
Cisco Systems, Inc. *                                    1,908,300  41,352,861
Motorola, Inc.                                             522,500  11,970,475
Nokia Oyj (ADR)                                            391,700   8,116,024
                                                                   -----------
                                                                    61,439,360
                                                                   -----------
COMPUTERS & PERIPHERALS -- 2.4%
Apple Computer, Inc. *                                     146,900   9,213,568
Dell, Inc. *                                               477,300  14,204,448
Network Appliance, Inc. *                                  188,400   6,788,052
                                                                   -----------
                                                                    30,206,068
                                                                   -----------
EDUCATION -- 0.7%
Apollo Group, Inc. - Class A *                             167,100   8,774,421
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Broadcom Corp., - Class A*                                 392,500  16,940,300
Danaher Corp.                                              175,300  11,140,315

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
PerkinElmer, Inc.                                          259,400 $ 6,088,118
                                                                   -----------
                                                                    34,168,733
                                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 1.3%
Schlumberger, Ltd. (a)                                     129,700  16,416,129
                                                                   -----------
FINANCIAL - DIVERSIFIED -- 6.3%
Chicago Merchantile Exchange Holdings, Inc.                 28,800  12,888,000
Citigroup, Inc.                                            133,500   6,305,205
Franklin Resources, Inc.                                    77,600   7,313,024
Goldman Sachs Group, Inc. (The)                            105,500  16,559,280
Legg Mason, Inc.                                            75,800   9,500,014
Lehman Brothers Holdings, Inc.                              33,400   4,827,302
Nomura Holdings, Inc.                                      276,800   6,188,688
Prudential Financial, Inc.                                 161,400  12,235,734
T. Rowe Price Group, Inc. (a)                               40,800   3,190,968
                                                                   -----------
                                                                    79,008,215
                                                                   -----------
FOOD & DRUG RETAILING -- 0.6%
Sysco Corp.                                                239,200   7,666,360
                                                                   -----------
FOOD PRODUCTS -- 2.0%
Cadbury Schweppes Plc                                    1,053,570  10,500,673
Nestle S.A.                                                 48,973  14,550,842
                                                                   -----------
                                                                    25,051,515
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
Fisher Scientific International, Inc. *                    147,700  10,050,985
Medtronic, Inc.                                            467,600  23,730,700
Varian Medical Systems, Inc. *                             141,600   7,952,256
                                                                   -----------
                                                                    41,733,941
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
Caremark Rx, Inc. *                                        120,900   5,945,862
Medco Health Solutions, Inc. *                             105,300   6,025,266
Quest Diagnostics, Inc.                                    186,000   9,541,800
UnitedHealth Group, Inc.                                   280,600  15,674,316
                                                                   -----------
                                                                    37,187,244
                                                                   -----------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Carnival Corp.                                             214,400  10,156,128
Las Vegas Sands Corp. *                                     92,700   5,252,382
                                                                   -----------
                                                                    15,408,510
                                                                   -----------
HOUSEHOLD PRODUCTS -- 2.3%
Procter & Gamble Co. (The)                                 306,800  17,677,816
Reckitt Benckiser Plc                                      328,040  11,560,401
                                                                   -----------
                                                                    29,238,217
                                                                   -----------
INDUSTRIAL - DIVERSIFIED -- 1.9%
General Electric Co.                                       692,500  24,085,150
                                                                   -----------
INSURANCE -- 2.2%
American International Group, Inc.                         305,800  20,210,322
Hartford Financial Services Group, Inc. (The)               99,300   7,998,615
                                                                   -----------
                                                                    28,208,937
                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 6.1%
eBay, Inc. *                                               543,200  21,217,392
Google, Inc., - Class A*                                    54,200  21,138,000
McAfee, Inc. *                                             186,000   4,525,380
VeriSign, Inc. *(a)                                        260,800   6,256,592

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                              SHARES     VALUE
---------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - CONTINUED
Yahoo!, Inc. *                                    746,300 $24,075,638
                                                          -----------
                                                           77,213,002
                                                          -----------
IT CONSULTING & SERVICES -- 1.9%
Affiliated Computer Services, Inc. - Class A *(a) 203,600  12,146,776
Cognizant Technology Solutions Corp., - Class A*  190,800  11,350,692
                                                          -----------
                                                           23,497,468
                                                          -----------
MANUFACTURING -- 0.9%
Corning, Inc. *                                   404,100  10,874,331
                                                          -----------
MEDIA -- 0.7%
Comcast Corp. - Class A *                         325,000   8,489,000
                                                          -----------
OIL & GAS -- 5.2%
Apache Corp.                                       83,500   5,470,085
EOG Resources, Inc.                               116,000   8,352,000
Halliburton Co.                                   151,300  11,047,926
Occidental Petroleum Corp.                        125,900  11,664,635
Smith International, Inc.                         358,900  13,982,744
Transocean, Inc. *                                186,600  14,983,980
                                                          -----------
                                                           65,501,370
                                                          -----------
PHARMACEUTICALS -- 5.1%
MedImmune, Inc. *                                 225,100   8,234,158
Novartis AG                                       331,660  18,461,546
Roche Holding AG                                   90,573  13,497,800
Sanofi-Aventis                                     97,980   9,338,042
Teva Pharmaceutical Industries, Ltd. (ADR) (a)    367,800  15,146,004
                                                          -----------
                                                           64,677,550
                                                          -----------
RETAIL - MULTILINE -- 3.5%
Costco Wholesale Corp.                             95,000   5,145,200
CVS Corp.                                         423,800  12,658,906
J.C. Penney Co., Inc.                             163,000   9,846,830
Kohl's Corp. *                                    176,700   9,366,867
Target Corp.                                      136,500   7,099,365
                                                          -----------
                                                           44,117,168
                                                          -----------
RETAIL - SPECIALTY -- 5.9%
Best Buy Co., Inc.                                205,200  11,476,836
Lowe's Cos., Inc.                                 230,100  14,827,644
Michaels Stores, Inc.                             247,900   9,316,082
Polo Ralph Lauren Corp.                            93,500   5,667,035
Staples, Inc.                                     607,100  15,493,192
Starbucks Corp. *                                 238,900   8,992,196
Urban Outfitters, Inc. *(a)                       343,900   8,439,306
                                                          -----------
                                                           74,212,291
                                                          -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.6%
Advanced Micro Devices, Inc. *                    278,200   9,225,112
Linear Technology Corp.                           348,800  12,235,904
Marvell Technology Group, Ltd. *                   87,300   4,722,930
Microchip Technology, Inc. (a)                    214,800   7,797,240
Texas Instruments, Inc.                           335,900  10,906,673
                                                          -----------
                                                           44,887,859
                                                          -----------
SOFTWARE -- 6.9%
Adobe Systems, Inc.                               374,900  13,091,508
Autodesk, Inc.                                    169,200   6,517,584
Electronic Arts, Inc. *                            62,100   3,398,112
EMC Corp. *                                       785,800  10,710,454

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                                SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE - CONTINUED
Microsoft Corp.                                                                                     1,233,600 $   33,566,256
NAVTEQ Corp. *                                                                                         46,900      2,375,485
SAP AG (ADR)                                                                                          306,800     16,665,376
                                                                                                              --------------
                                                                                                                  86,324,775
                                                                                                              --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.3%
Amdocs, Ltd. *                                                                                        266,000      9,591,960
Sprint Nextel Corp.                                                                                   503,800     13,018,192
Telefonaktiebolaget LM Ericsson (ADR) *(a)                                                            228,800      8,630,336
XM Satelite Radio Holdings, Inc., - Class A *(a)                                                      445,200      9,914,604
                                                                                                              --------------
                                                                                                                  41,155,092
                                                                                                              --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.1%
American Tower Corp. - Class A *                                                                      316,900      9,608,408
Crown Castle International Corp. *                                                                    128,600      3,645,810
QUALCOMM, Inc.                                                                                        263,200     13,320,552
                                                                                                              --------------
                                                                                                                  26,574,770
                                                                                                              --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Fastenal Co. (a)                                                                                       90,600      4,289,004
                                                                                                              --------------
Total Common Stocks (Cost $1,089,865,563)                                                                      1,239,303,904
                                                                                                              --------------

                                                                                                     PAR
SECURITY DESCRIPTION                                                                                AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 7.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at
  $29,981,447 on 04/03/06 collateralized by $31,360,000 FHLMC at 3.875% due 01/12/09 with a
  value of $30,573,178.                                                                           $29,973,704     29,973,704
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at
  $11,339,226 on 04/03/06 collateralized by $11,350,000 FHLB at 5.80% due 09/02/08 with a value
  of $11,564,413.                                                                                  11,336,296     11,336,296
State Street Navigator Securities Lending Prime Portfolio (b)                                      51,762,056     51,762,056
Total Short - Term Investments (Cost $93,072,056)                                                                 93,072,056
                                                                                                              --------------
TOTAL INVESTMENTS -- 105.8% (Cost $1,182,937,619)                                                              1,332,375,960
                                                                                                              --------------
Other Assets and Liabilities (net) -- (5.8)%                                                                     (73,280,707)
                                                                                                              --------------
TOTAL NET ASSETS -- 100.0%                                                                                    $1,259,095,253
                                                                                                              ==============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $162,751,315 and $13,312,974 respectively, resulting in a net unrealized appreciation of $149,438,341.
*   Non-income producing security
(a) All or portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR- American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corporation
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                      PAR AMOUNT          VALUE
------------------------------------------------------------------------------------------------------
MUNICIPALS -- 0.5%
Badger Tobacco Asset Securitization Corp. 6.375%, due 06/01/32            $ 1,000,000      $ 1,074,190
California County Tob Securitization Agency 5.625%, due 06/01/23              180,000          181,789
Golden State Tobacco Securitization Corp. 6.750%, due 06/01/39              1,000,000        1,125,860
New York City Municipal Water Finance Authority 4.750%, due 06/15/38          300,000          300,942
Ohio State 5.000%, due 06/15/13                                             1,000,000        1,067,730
Tobacco Settlement Financing Corp. 6.000%, due 06/01/23                     1,000,000        1,044,810
Tobacco Settlement Revenue Management 6.375%, due 05/15/28                    200,000          215,308
                                                                                           -----------
Total Municipals (Cost $4,474,667)                                                           5,010,629
                                                                                           -----------
DOMESTIC BONDS & DEBT SECURITIES -- 19.2%
ASSET-BACKED SECURITIES -- 9.5%
AAA Trust 4.918%, due 11/26/35 (144A) +(a)                                    457,389          458,227
Ace Securities Corp. 4.928%, due 10/25/35 +                                 3,652,368        3,655,328
Aegis Asset Backed Securities Trust 5.018%, due 09/25/34 +                    407,149          407,401
Argent Securities, Inc.
   4.938%, due 10/25/35 +                                                   1,050,073        1,050,850
   5.099%, due 12/25/35 +                                                   4,492,629        4,494,736
   4.898%, due 03/25/36 +                                                   1,725,688        1,725,957
Asset Backed Funding Certificates 4.928%, due 06/25/35 +                    5,350,817        5,353,865
Asset Backed Secs Corporation Home 4.928%, due 02/25/35 +                           0                0
BAE Systems Holdings, Inc. 5.149%, due 08/15/08 (144A) +(a)                   300,000          300,542
Bear Stearns Asset Backed Securities, Inc.
   5.028%, due 01/25/29 +                                                     478,270          478,735
   5.018%, due 09/25/34 +                                                   1,355,429        1,357,152
   4.898%, due 12/25/35 +                                                     924,662          924,662
   5.148%, due 01/25/36 +                                                     353,461          354,069
Carrington Mortgage Loan Trust
   4.898%, due 06/25/35 +                                                     138,301          138,392
   4.938%, due 12/25/35 +                                                   3,183,307        3,185,643
Chase Credit Card Master Trust 5.129%, due 11/17/08 +                       1,200,000        1,201,543
Citigroup Mortgage Loan Trust, Inc.
   4.928%, due 09/25/35 +                                                   2,105,881        2,107,382
   4.900%, due 12/25/35 +                                                     292,297          291,108
   4.898%, due 12/25/35 +                                                   2,464,656        2,465,040
Countrywide Asset-Backed Certificates
   4.918%, due 01/25/36 +                                                   1,847,833        1,849,169
   5.008%, due 01/25/36 +                                                   1,300,000        1,300,960
   4.821%, due 03/25/36 +                                                   2,000,000        2,001,567
   4.888%, due 07/25/36 +                                                     998,810          999,426
   4.948%, due 07/25/36 +                                                   1,079,187        1,079,694
Equity One ABS, Inc. 5.118%, due 04/25/34 +                                   465,908          467,277
FBR Securitization Trust
   4.938%, due 09/25/35-10/25/35 +                                          2,378,264        2,379,554
   4.998%, due 09/25/35 +                                                   2,300,000        2,301,825
   4.928%, due 10/25/35 +                                                     587,595          588,077
First NLC Trust 4.928%, due 12/25/35 +                                      1,803,965        1,805,264
Ford Credit Auto Owner Trust 4.240%, due 03/15/08                           1,449,747        1,444,681
Fremont Home Loan Trust 4.908%, due 01/25/36 +                              3,815,993        3,818,911
GSAMP Mortgage Secs Corp. 4.928%, due 11/25/35 +                            3,330,254        3,332,552
GSAMP Trust 5.108%, due 03/25/34 +                                            575,212          575,568
Home Equity Asset Trust
   4.928%, due 02/25/36 +                                                     945,557          946,351
   4.898%, due 05/25/36 (144A)+(a)                                            964,268          964,117
Indymac Residential Asset Backed Trust 4.918%, due 03/25/36 +               1,488,335        1,489,365
JP Morgan Mortgage Acquisition Corp. 4.888%, due 05/25/35 +                 1,715,801        1,715,801

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                             PAR
SECURITY DESCRIPTION                                                        AMOUNT            VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - CONTINUED
Long Beach Mortgage Loan Trust 5.018%, due 11/25/34 +                    $  1,380,170      $ 1,381,826
Merrill Lynch Mortgage Investors, Inc.
   4.918%, due 06/25/36 +                                                   2,124,351        2,125,606
   4.975%, due 06/25/36 +                                                   2,900,000        2,898,964
   4.898%, due 01/25/37 +                                                     760,783          760,783
Metris Master Trust 5.096%, due 11/20/09 +                                  1,700,000        1,701,661
Morgan Stanley ABS Capital I 4.968%, due 11/25/34 +                            35,145           35,160
Nelnet Student Loan Trust 4.713%, due 07/25/16 +                              700,000          701,580
New Century Home Equity Loan Trust
   4.928%, due 09/25/35 +                                                     875,666          876,328
   4.938%, due 10/25/35 +                                                     239,135          239,324
Nomura Asset Acceptance Corp. 4.958%, due 01/25/36 (144A) +(a)              1,075,350        1,075,687
Option One Mortgage Loan Trust 4.918%, due 11/25/35 +                       1,380,937        1,382,049
Park Place Securities, Inc. 4.988%, due 02/25/35 +                            268,153          268,341
People's Choice Home Loan Securities Trust 4.928%, due 05/25/35 +             111,660          111,736
Quest Trust 4.998%, due 03/25/35 (144A) +(a)                                   25,741           25,757
Renaissance Home Equity Loan Trust 4.968%, due 11/25/35 +                     317,319          317,567
Residential Asset Mortgage Products, Inc.
   4.978%, due 09/25/13 +                                                     768,343          768,900
   5.158%, due 11/25/33 +                                                   1,021,387        1,022,019
   4.928%, due 05/25/35 +                                                     157,169          157,278
   4.898%, due 01/25/36 +                                                   1,155,345        1,155,164
Residential Asset Securities Corp.
   4.918%, due 03/25/35 +                                                     191,703          191,855
   4.892%, due 04/25/36 +                                                     300,000          300,235
Residential Asset Security Corp. 4.918%, due 10/25/35 +                     2,794,084        2,796,297
Securitized Asset Backed Receivables LLC Trust 4.888%, due 10/25/35 +         690,934          690,934
SLM Student Loan Trust 4.593%, due 01/25/13 +                               1,472,198        1,473,073
Small Business Administration 4.504%, due 02/10/14                          2,401,727        2,291,445
Soundview Home Equity Loan Trust
   4.888%, due 02/25/36 +                                                     381,971          381,971
   4.768%, due 03/25/36 +                                                     800,000          800,000
   4.910%, due 04/25/36 +                                                     200,000          200,157
Soundview Home Loan Trust 4.928%, due 05/25/35 +                            1,699,662        1,700,713
Structured Adjustable Rate Mortgage Loan Trust 4.938%, due 03/25/35 +          17,753           17,758
Structured Asset Investment Loan Trust 4.908%, due 07/25/35 +                 403,915          404,237
Structured Asset Secs Corp. 4.900%, due 04/25/35 +                          1,846,811        1,793,630
Susquehanna Auto Lease Trust 4.991%, due 04/16/07 (144A) (a)                  600,000          600,376
Truman Capital Mortgage Loan Trust 5.158%, due 01/25/34 (144A) +(a)           130,248          130,675
USAA Auto Owner Trust 5.030%, due 11/17/08                                    800,000          799,250
Wachovia Auto Owner Trust 4.820%, due 02/20/09                              8,900,000        8,872,188
                                                                                           -----------
                                                                                            99,461,315
                                                                                           -----------
AUTOMOBILES -- 0.4%
Daimler Chrysler NA Holding 5.100%, due 03/07/07 +                          4,400,000        4,402,755
                                                                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.2%
Argent Securities Inc. 4.892%, due 04/25/36 +                               1,200,000        1,200,752
Banc of America Funding Corp. 4.626%, due 02/20/36 +                        3,413,097        3,357,214
Banc of America Mortgage Securities 6.500%, due 09/25/33                      316,639          315,080
Bear Stearns Adjustable Rate Mortgage Trust 4.196%, due 01/25/34 +          3,025,672        3,004,691
Citigroup Mortgage Loan Trust, Inc. 4.700%, due 12/25/35 +                  4,408,466        4,350,497
Countrywide Home Loan Mortgage Pass Through Trust 3.793%, due 11/19/33 +      299,205          287,225
Countrywide Home Loans
   5.108%, due 04/25/35 +                                                   4,934,906        4,946,982
   5.158%, due 06/25/35 (144A)+(a)                                            841,657          844,888

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                       PAR
SECURITY DESCRIPTION                                                                  AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
Credit Suisse First Boston Mortgage Securities Corp. 4.938%, due 12/15/40          $  1,065,239      $ 1,055,734
First Franklin Mortgage Loan Asset Backed Certificates 4.908%, due 01/25/36 +         2,457,081        2,458,804
First Horizon Pass Trust Mortgage 4.755%, due 06/25/34 +                              1,151,690        1,133,823
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37                             7,051,914        6,857,635
GGP Mall Properties Trust 5.007%, due 11/15/11 (144a) +(a)                            1,339,923        1,338,805
Greenpoint Mortgage Funding Trust
   5.038%, due 06/25/45 +                                                             2,668,874        2,682,384
   5.088%, due 11/25/45 +                                                             1,290,756        1,293,793
GS Mortgage Security Corp. 4.540%, due 09/25/35 +                                     2,371,561        2,318,647
Lehman XS Trust 4.910%, due 04/25/46 +                                                3,000,000        3,000,000
Long Beach Mortgage Loan Trust 4.898%, due 02/25/36 +                                   960,013          960,013
Mastr Adjustable Rate Mortgages Trust 3.787%, due 11/21/34 +                            600,000          564,941
Saco I Trust 4.928%, due 12/25/35 +                                                   2,123,905        2,125,218
Sequoia Mortgage Trust 5.126%, due 10/19/26 +                                           864,396          867,234
SG Mortgage Securities Trust 4.479%, due 09/25/35 +                                   1,704,227        1,705,504
Small Business Administration Participation Certificates 4.880%, due 11/01/24         5,118,922        4,928,596
Structured Adjustable Rate Mortgage Loan Trust
   4.580%, due 02/25/34                                                                 899,547          887,584
   5.288%, due 01/25/35 +                                                               935,716          942,194
Structured Asset Securities Corp. 4.948%, due 12/25/35 (144A) +(a)                    2,727,759        2,729,622
Wachovia Mortgage Loan Trust LLC 4.928%, due 10/25/35 +                               1,417,786        1,418,890
Washington Mutual
   4.328%, due 10/25/45 +                                                             6,775,312        6,811,489
   5.078%, due 11/25/45 +                                                               873,321          875,382
                                                                                                     -----------
                                                                                                      65,263,621
                                                                                                     -----------
ELECTRIC -- 0.1%
Nisource Finance Corp. 5.344%, due 11/23/09 +                                           800,000          803,366
                                                                                                     -----------
ENERGY -- 0.0%
El Paso Corp. 7.625%, due 08/16/07                                                      100,000          102,250
                                                                                                     -----------
FINANCIAL - DIVERSIFIED -- 2.7%
Citigroup Inc.
   4.730%, due 05/02/08 +                                                               900,000          900,926
   4.708%, due 01/30/09 +                                                               900,000          900,368
Ford Motor Credit Co.
   5.700%, due 11/16/06 +                                                             2,400,000        2,393,251
   5.880%, due 03/21/07 +                                                             4,300,000        4,237,568
General Electric Capital Corp.
   4.880%, due 03/04/08 +                                                             3,300,000        3,303,092
   4.930%, due 12/12/08 +                                                               800,000          800,435
General Motors Acceptance Corp.
   5.645%, due 05/18/06 +                                                             1,500,000        1,495,770
   5.500%, due 01/16/07 +                                                               200,000          196,874
Goldman Sachs Group, Inc.
   4.866%, due 08/01/06 +                                                             3,300,000        3,301,505
   5.265%, due 06/28/10 +                                                             4,400,000        4,423,404
Rabobank Nederland 4.640%, due 01/15/09 (144A) +(a)                                     800,000          800,448
Toyota Motor Credit Corp. 4.716%, due 09/18/06 +                                      5,500,000        5,500,913
                                                                                                     -----------
                                                                                                      28,254,554
                                                                                                     -----------
INSURANCE -- 0.1%
Residential Reinsurance, Ltd. 9.770%, due 06/08/06 (144A) +(a)                          500,000          492,025
                                                                                                     -----------
MISCELLANEOUS -- 0.2%
Phoenix Quake Wind, Ltd. 7.440%, due 07/03/08 (144A) +(a)                             1,500,000        1,520,070

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                       PAR
SECURITY DESCRIPTION                                                  AMOUNT            VALUE
-------------------------------------------------------------------------------------------------
MISCELLANEOUS - CONTINUED
Vita Capital, Ltd. 6.340%, due 01/01/07 (144A) +(a)                $    800,000      $    800,728
                                                                                     ------------
                                                                                        2,320,798
                                                                                     ------------
Total Domestic Bonds & Debt Securities (Cost $201,562,998)                            201,100,684
                                                                                     ------------
FOREIGN BONDS & DEBT SECURITIES -- 4.5%
BRAZIL -- 0.1%
Federal Republic of Brazil 8.000%, due 01/15/18                         733,000           796,038
                                                                                     ------------
CANADA -- 0.1%
Government of Canada 3.000%, due 12/01/36                               630,438           728,295
                                                                                     ------------
CAYMAN ISLANDS -- 0.3%
Atlantic & Western, Ltd.
   10.990%, due 01/09/07 (144A)+(a)                                   2,000,000         1,982,620
   11.240%, due 01/09/09 (144A)+(a)                                   1,200,000         1,159,632
                                                                                     ------------
                                                                                        3,142,252
                                                                                     ------------
FRANCE -- 4.0%
Government of France
   1.933%, due 04/06/06 (b)                                          18,000,000        21,843,811
   0.192%, due 06/29/06 (b)                                             640,000           771,992
   2.482%, due 07/20/06 (b)                                           8,280,000         9,970,163
   3.000%, due 07/25/12                                               7,576,030        10,050,073
                                                                                     ------------
                                                                                       42,636,039
                                                                                     ------------
Total Foreign Bonds & Debt Securities (Cost $48,590,989)                               47,302,624
                                                                                     ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 120.9%
Federal Home Loan Mortgage Corp.
   4.650%, due 04/03/06 (b)                                          28,700,000        28,692,586
   4.000%, due 03/15/23-10/15/23                                      1,410,046         1,384,124
   5.099%, due 12/15/30 +                                               569,616           571,887
   4.557%, due 01/01/34 +                                               823,892           810,159
   4.818%, due 10/25/44-02/25/45 +                                   28,220,988        28,384,636
Federal National Mortgage Assoc.
   4.725%, due 09/07/06 +                                            32,600,000        32,598,696
   4.805%, due 09/21/06 +                                            16,500,000        16,499,142
   4.500%, due 10/25/22                                                 352,849           351,205
   5.500%, due 06/01/34-09/01/35                                     15,265,423        14,910,846
   4.968%, due 08/25/34 +                                             1,663,144         1,661,889
   4.194%, due 11/01/34 +                                             7,910,251         7,788,331
   4.730%, due 01/01/35 +                                               745,704           734,990
   4.685%, due 05/25/35 +                                             2,700,000         2,639,610
   5.168%, due 05/25/42 +                                               381,977           383,048
   5.950%, due 02/25/44                                               1,400,000         1,393,759
   4.818%, due 03/01/44-09/01/44 +                                   14,354,214        14,394,469
   5.500%, due 12/01/99 (c)                                          36,100,000        35,241,968
FHLMC Structured Pass Through Securities 5.078%, due 08/25/31           289,587           291,132
U.S. Treasury Bond 4.500%, due 02/15/36                               4,100,000         3,848,235
U.S. Treasury Inflation Index Bond
   2.000%, due 01/15/16-01/15/26                                     65,155,335        62,000,459
   2.375%, due 01/15/25                                             116,239,655       116,852,703
   3.625%, due 04/15/28                                              43,969,202        54,061,541
   3.875%, due 04/15/29                                              75,341,246        96,719,325
   3.375%, due 04/15/32                                               3,357,420         4,136,973
U.S. Treasury Inflation Index Note
   3.375%, due 01/15/07-01/15/12                                      4,795,015         4,886,625

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                          PAR
SECURITY DESCRIPTION                                                     AMOUNT             VALUE
------------------------------------------------------------------------------------------------------
   3.625%, due 01/15/08                                               $ 69,098,462      $   71,006,823
   3.875%, due 01/15/09                                                 57,894,404          60,630,841
   4.250%, due 01/15/10                                                 32,998,329          35,464,195
   3.500%, due 01/15/11                                                 62,203,575          65,773,003
   1.875%, due 07/15/13                                                 24,227,168          23,533,496
   2.000%, due 01/15/14-07/15/14                                       179,735,704         175,428,468
U.S. Treasury Note
   0.875%, due 04/15/10                                                 82,831,500          78,482,929
   3.000%, due 07/15/12                                                 86,949,334          90,634,508
   4.250%, due 11/15/14                                                  1,900,000           1,816,579
   1.625%, due 01/15/15                                                 18,205,775          17,186,689
   1.875%, due 07/15/15                                                111,216,303         106,993,642
   4.500%, due 11/15/15                                                  3,200,000           3,106,253
U.S. Treasury Bond 6.625%, due 02/15/27                                  1,500,000           1,799,298
                                                                                        --------------
Total U.S. Government & Agency Obligations (Cost $1,274,008,784)                         1,263,095,062
                                                                                        --------------
OPTIONS -- 0.0%
U.S. Treasury Note 5 Year Future Puts, Expire 05/26/06                     194,000               3,031
Eurodollar Puts, Expire 06/19/06                                             2,500                   6
Eurodollar Puts, Expire 03/19/07                                           855,000               2,138
Eurodollar Puts, Expire 12/18/06                                         1,792,500               4,481
TIPS Puts, Expire 04/25/06                                             111,000,000                   0
TIPS Puts, Expire 06/01/06                                              72,000,000                   0
TIPS Puts, Expire 04/20/06                                              24,000,000                   0
TIPS Puts, Expire 04/20/06                                             120,000,000                   0
                                                                                        --------------
                                                                                                 9,656
                                                                                        --------------
Total Options (Cost $90,371)                                                                     9,656
                                                                                        --------------
SHORT - TERM INVESTMENTS -- 56.3%
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 4.4%
Federal Home Loan Bank 3.087%, due 04/03/06 (b)                         15,800,000          15,795,936
Federal National Mortgage Association 3.100%, due 04/03/06 (b)          28,700,000          28,692,586
U.S. Treasury Bill
   4.437%, due 06/01/06 (b)                                                 25,000              24,809
   4.431%, due 06/15/06 (b)                                                420,000             416,071
   4.441%, due 06/15/06 (b)                                                275,000             272,422
   4.451%, due 06/15/06 (b)                                                 30,000              29,718
   4.472%, due 06/15/06 (b)                                                100,000              99,056
   4.485%, due 06/15/06 (b)                                                 40,000              39,621
                                                                                        --------------
                                                                                            45,370,219
                                                                                        --------------
COMMERCIAL PAPER -- 51.2%
ASB Bank Ltd. 4.795%, due 06/14/06                                    $ 28,500,000          28,219,093
Bank of Ireland
   4.605%, due 05/09/06                                                  6,100,000           6,070,349
   4.680%, due 05/23/06                                                 25,200,000          25,029,648
Barclays Plc
   4.500%, due 04/17/06                                                    600,000             598,800
   4.645%, due 05/15/06                                                  1,300,000           1,292,620
   4.710%, due 05/30/06                                                 17,400,000          17,265,687
   4.880%, due 06/30/06                                                 12,200,000          12,051,160
BNP Paribas Finance 4.480%, due 04/20/06                                25,200,000          25,140,416
Danske Corp.
   4.420%, due 04/06/06                                                  4,900,000           4,896,992
   4.510%, due 04/26/06                                                 24,500,000          24,423,267
   4.700%, due 06/01/06                                                    500,000             496,018
Dexia Delaware LLC
   4.430%, due 04/06/06                                                    700,000             699,569
   4.600%, due 05/09/06                                                 28,200,000          28,063,073
DNB Nor Bank ASA
   4.645%, due 06/07/06                                                 28,300,000          28,055,350
   4.755%, due 06/13/06                                                  3,500,000           3,466,253
Fortis Funding LLC 4.490%, due 05/11/06                                  3,900,000           3,880,543
HBOS Treasury Services PLC 4.795%, due 06/14/06                         28,500,000          28,219,093
Ixis Commercial Paper Corp.
   4.440%, due 04/19/06 (144A)(a)                                        2,200,000           2,195,116
   4.600%, due 05/04/06                                                  1,300,000           1,294,518

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                            PAR
SECURITY DESCRIPTION                                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - CONTINUED
   4.530%, due 05/08/06                                                                 $    700,000      $       696,741
   4.660%, due 05/22/06                                                                   11,400,000           11,324,741
   4.690%, due 06/05/06                                                                   15,600,000           15,467,898
Lehman Brothers, Inc. 4.500%, due 04/03/06                                                28,600,000           28,600,000
Rabobank USA Financial Corp. 4.830%, due 04/03/06                                         28,700,000           28,692,299
San Paolo IMI US Financial Co.
   4.665%, due 05/23/06                                                                   28,400,000           28,208,631
   4.675%, due 05/24/06                                                                    2,900,000            2,880,040
Skandinaviska Enskilda Banken
   4.445%, due 04/10/06 (144A)(a)                                                         26,800,000           26,770,219
   4.840%, due 06/22/06                                                                    4,900,000            4,845,980
Societe Generale North America
   4.420%, due 04/04/06                                                                    1,000,000              999,632
   4.430%, due 04/20/06                                                                   25,700,000           25,639,912
Swedbank 4.790%, due 06/14/06                                                             28,500,000           28,219,386
Total Fina Elf Cap. 4.760%, due 04/05/06                                                  28,700,000           28,684,821
UBS Finance, Inc
   4.830%, due 04/03/06                                                                      600,000              599,839
   4.480%, due 04/20/06                                                                      300,000              299,291
UBS Finance, Inc.
   4.430%, due 04/10/06                                                                    4,900,000            4,894,573
   4.660%, due 05/22/06                                                                    1,500,000            1,490,098
   4.790%, due 07/07/06                                                                   24,500,000           24,183,793
Westpac Banking Corp.
   4.715%, due 05/30/06                                                                    5,200,000            5,159,818
   4.780%, due 06/05/06 (144A)(a)                                                         17,800,000           17,646,376
Westpactrust Securities, Ltd. 4.440%, due 04/28/06                                         8,600,000            8,571,362
                                                                                                          ---------------
                                                                                                              535,233,015
                                                                                                          ---------------
REPURCHASE AGREEMENT -- 0.7%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $7,699,989 on 04/03/06 collateralized by 8,155,000 FNMA at
  3.14% due 08/15/08 with a value of $7,856,299. 3.100%, due 04/03/06                      7,698,000            7,698,000
                                                                                                          ---------------
Total Short - Term Investments (Cost $588,301,234)                                                            588,301,234
                                                                                                          ---------------
TOTAL INVESTMENTS -- 201.4% (Cost $2,117,029,043)                                                           2,104,819,889
                                                                                                          ---------------
Other Assets and Liabilities (net) -- (101.4)%                                                             (1,059,806,928)
                                                                                                          ---------------
TOTAL NET ASSETS -- 100.0%                                                                                $ 1,045,012,961
                                                                                                          ===============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $15,819,893 and $5,203,251 respectively, resulting in a net unrealized appreciation of $10,616,642.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

+ Variable or floating rate security. The stated rate represents the rate at March 31, 2006.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determind to be illiquid by the Portfolio's adviser.
(b) Zero coupon bond - Interest rate represents current yield to maturity.
(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Portfolio at March 31, 2006, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                   PERCENT OF
                                                                    PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                            (UNAUDITED)
------------------------------------------------------------------------------
AAA                                                                   78.62%
AA                                                                     0.72
A                                                                     19.50
BBB                                                                    0.48
BB                                                                     0.67
B                                                                      0.01
                                                                    -------
Total:                                                               100.00%
                                                                    =======

SECURITY SOLD SHORT             INTEREST RATE        MATURITY        PROCEEDS           VALUE
-----------------------------------------------------------------------------------------------------
U.S. Treasury Note                  4.25%            11/15/2013      $  14,089,340      $  14,027,417
U.S. Treasury Note                  3.88%             1/15/2009         12,898,193         12,421,203
                                                                     -------------      -------------
                                                                     $  26,987,533      $  26,448,620
                                                                     =============      =============

Forward Foreign Currency Contracts to Buy:

                                                                                              Net
                                                                                           Unrealized
                                                    Value at         In Exchange         Appreciation/
Settlement Date        Contracts to Deliver      March 31, 2006       for U.S.$          (Depreciation)
---------------        --------------------      --------------      ------------        --------------
   4/25/2006               4,300,000   EUR        $  5,227,185       $  5,246,146          $  (18,961)
   5/15/2006           1,000,469,000   JPY           8,569,132          8,528,275          $   40,857
   9/22/2006                 298,000   PLN              92,692             93,125          $     (433)
   9/29/2006               2,936,000   SKK              95,607             95,635          $      (28)
   9/29/2006               2,538,000   RUB              91,759             91,724          $       35
                                                                                           ----------
                                                                                           $   21,470
                                                                                           ==========

Forward Foreign Currency Contracts to Sell:

                                                                                   Net Unrealized
                                                 Value at         In Exchange      Appreciation/
Settlement Date      Contacts to Deliver      March 31, 2006       for U.S.$       (Depreciation)
---------------      -------------------      --------------      -----------      --------------
   4/25/2006         20,575,000    EUR        $  25,011,472       24,933,135            (78,337)
   4/25/2006            636,000    EUR              773,137          768,600             (4,537)
   4/28/2006         17,923,000    EUR           21,791,566       22,002,096            210,529
   5/3/2006             731,000    CAD              627,175          627,099                (76)
                                                                                     ----------
                                                                                     $  127,579
                                                                                     ==========

CAD - Canadian Dollar
EUR - Euro
JPY - Japanese Yen
PLN - Polish Zloty
RUB - Russian Ruble
SKK - Sovakian Koruna

The futures contracts outstanding as of March 31, 2006, and the description and unrealized appreciation or depreciation were as follows:

                                                                                                                Unrealized
                                                                           Number of                          Appreciation/
Description                                              Date              Contracts      Notional Value      (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                              March 2007 - Long            187         $  44,316,663         $ (197,850)
Euro Dollar Futures                              June 2007 - Long             265         $  62,828,188         $ (226,300)
Euro Dollar Futures                              September 2007 -Long         265         $  62,844,750         $ (217,275)
Euro Dollar Futures                              December 2007 -Long          265         $  62,844,750         $ (211,188)
Euro Dollar Futures                              March 2008 - Long             78         $  18,496,725         $  (28,275)
Germany Federal Republic Bonds 10 Year Futures   June 2006- Short             (73)        $  (8,553,410)        $  128,481
U.S. Treasury Note 5 Year Futures                June 2006 - Long             244         $  25,482,750         $ (176,180)
U.S. Treasury Note 10 Year Futures               June 2006 - Long             277         $  29,470,203         $ (260,641)
U.S. Treasury Bond Futures                       June 2006 - Short           (225)        $ (24,560,156)        $  650,836

Open swap agreements at March 31, 2006 were as follows:

                     EXPIRATION
NOTIONAL AMOUNT         DATE                    DESCRIPTION                       VALUE
---------------      ---------- -------------------------------------------    -----------
   1,000,000     USD  6/20/2006    Agreement with J.P. Morgan Chase            $       520
                                   Bank dated 4/27/2005 to receive
                                   quarterly the notional amount multiplied
                                   by 2.80% and to pay par in the event of
                                   default of General Motors Acceptance
                                   Corp. 6.875% due 8/28/2012.

   1,000,000     USD  6/20/2006    Agreement with Morgan Stanley Capital             2,848
                                   Services, Inc., dated 5/19/2005 to
                                   receive quarterly the notional amount
                                   multiplied by 3.83% and to pay par in
                                   the event of default of General Motors
                                   Acceptance Corp. 6.875% due
                                   8/28/2012.

   1,000,000     USD  6/20/2006    Agreement with Goldman Sachs                      2,780
                                   International dated 5/31/2005 to receive
                                   quarterly the notional amount multiplied
                                   by 3.80% and to pay par in the event of
                                   default of General Motors Acceptance
                                   Corp. 6.875% due 8/28/2012.

   1,500,000     USD  6/20/2006    Agreement with Goldman Sachs                    (29,288)
                                   International dated 6/29/2005 to receive
                                   quarterly the notional amount multiplied
                                   by 3.10% and to pay par in the event of
                                   default of General Motors Corp. 7.125%
                                   due 7/15/2013.

  10,000,000     USD  6/21/2006    Agreement with Merrill Lynch Capital            306,963
                                   Services, Inc., dated 1/30/2006 to pay
                                   quarterly the notional amount multiplied
                                   by 3 month USD-LIBOR-BBA and to
                                   receive semi-annually notional amount
                                   multiplied by 5.00%.

     400,000     USD  9/20/2006    Agreement with Morgan Stanley Capital            (2,867)
                                   Services, Inc., dated 9/20/2005 to
                                   receive quarterly the notional amount
                                   multiplied by 1.80% and to pay par in
                                   the event of default of General Motors
                                   Acceptance Corp. 6.875% due
                                   8/28/2012.

     100,000     USD  9/20/2006    Agreement with Morgan Stanley Capital              (764)
                                   Services, Inc., dated 9/20/2005 to
                                   receive quarterly the notional amount
                                   multiplied by 1.70% and to pay par in
                                   the event of default of General Motors
                                   Acceptance Corp. 6.875% due
                                   8/28/2012.

   2,700,000     USD  9/20/2007    Agreement with Morgan Stanley Capital           (46,686)
                                   Services, Inc., dated 8/16/2005 to
                                   receive quarterly the notional amount
                                   multiplied by 2.45% and to pay par in
                                   the event of default of General Motors
                                   Acceptance Corp. 6.875% due
                                   8/28/2012.

   5,200,000     USD  6/21/2008    Agreement with Goldman Sachs Capital            (28,577)
                                   Markets, L.P., dated 12/13/2005 to pay
                                   semi-annually the notional amount
                                   multiplied by the 6 month USD-LIBOR-
                                   BBA and to receive semi-annually the
                                   notional amount multiplied by 5.00%.

  40,000,000     USD  6/21/2008    Agreement with Morgan Stanley Capital          (219,823)
                                   Services, Inc. dated 12/12/2005 to pay
                                   quarterly the notional amount multiplied
                                   by the 3 month USD-LIBOR-BBR and
                                   to receive annually the notional amount
                                   multiplied by 5.00%.

   5,100,000     USD  6/21/2011    Agreement with Lehman Brothers dated             70,721
                                   12/14/2005 to receive semi-annually the
                                   notional amount multiplied by 3 month
                                   USD-LIBOR-BBA and to pay semi-
                                   annually notional amount multiplied by
                                   5.00%.

   6,200,000     USD  6/21/2013    Agreement with Lehman Brothers dated            126,264
                                   1/17/2006 to receive semi-annually the
                                   notional amount multiplied by 3 month
                                   USD-LIBOR-BBA and to pay semi-
                                   annually notional amount multiplied by
                                   5.00%.

     100,000     USD  6/21/2016    Agreement with Morgan Stanley Capital             3,070
                                   Services, Inc. dated 12/2/2005 to pay
                                   quarterly the notional amount multiplied
                                   by the 3 month USD-LIBOR-BBR and
                                   to receive annually the notional amount
                                   multiplied by 5.00%.

   4,500,000     USD  6/21/2016    Agreement with Lehman Brothers dated            138,133
                                   12/9/2005 to receive semi-annually the
                                   notional amount multiplied by 3 month
                                   USD-LIBOR-BBA and to pay semi-
                                   annually notional amount multiplied by
                                   5.00%.

  15,600,000     USD  6/21/2016    Agreement with Bank of America N.A.,            478,862
                                   dated 12/6/2005 to receive semi-
                                   annually the notional amount multiplied
                                   by 3 month USD-LIBOR-BBA and to
                                   pay semi-annually the notional amount
                                   multiplied by 5.00%.

  18,000,000     USD  6/21/2016    Agreement with J.P. Morgan Chase                552,534
                                   Bank dated 12/15/2005 to receive semi-
                                   annually the notional amount multiplied
                                   by the 3 month USD-LIBOR-BBA and
                                   to pay semi-annually the notional
                                   amount multiplied by 5.00%.

  47,400,000     USD  6/21/2016    Agreement with Goldman Sachs                  1,455,005
                                   International dated 12/5/2005 to receive
                                   semi-annually the notional amount
                                   multiplied by USD-LIBOR-BBA and to
                                   pay semi-annually the notional amount
                                   multiplied by 5.00%

   9,400,000     EUR  6/17/2015    Agreement with Goldman Sachs Capital           (471,090)
                                   Markets, L.P. dated 8/5/2005 to pay
                                   annually the notional amount multiplied
                                   by 4.50% and to receive annually the
                                   notional amount multiplied by the 6
                                   month EUR-EURIBOR-Telerate.

  10,000,000     GBP  6/15/2008    Agreement with J.P. Morgan Chase                 52,094
                                   Bank dated 10/4/2004 to pay semi-
                                   annually the notional amount multiplied
                                   by the 6 month GBP-LIBOR-BBA and
                                   to receive semi-annually the notional
                                   amount multiplied by 5%.
                                                                               -----------
                                                                               $ 2,390,700
                                                                               ===========

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                                          PAR
SECURITY DESCRIPTION                                                                     AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------
MUNICIPALS -- 2.1%
Badger Tobacco Asset Securitization Corp.
   5.750%, due 06/01/11                                                                $ 2,000,000 $ 2,107,180
   6.125%, due 06/01/27                                                                    295,000     312,216
   6.375%, due 06/01/32                                                                    360,000     386,708
California Infrastructure & Economic Development (AMBAC) 5.000%, due 07/01/36            1,350,000   1,394,672
California State Economic Recovery 5.250%, due 07/01/12                                  3,300,000   3,559,578
Energy Northwest Washington Electric Revenue
   5.500%, due 04/06/06 (144A) (a) (b) (c)                                               1,000,000   1,195,420
   5.500%, due 07/01/12                                                                  1,600,000   1,738,608
Florida State 5.000%, due 06/01/32                                                         900,000     928,881
Florida State Board of Education 5.000%, due 06/01/32                                      400,000     412,952
Georgia State 5.000%, due 05/01/20 (144A) (a) (b) (c)                                    1,000,000   1,127,880
Golden State Tobacco Securitization Corp.
   6.250%, due 06/01/33                                                                    640,000     698,016
   6.750%, due 06/01/39                                                                  3,400,000   3,827,924
Illinois Development Finance Authority (AMBAC) 5.000%, due 02/01/33 (144A) (a) (b) (c)   3,705,000   3,845,938
Liberty New York Development Corp. Revenue 5.250%, due 10/01/35                          3,000,000   3,307,860
New York City Municipal Water Finance Authority
   6.580%, due 04/06/06 (144A) (a)                                                       1,030,000   1,086,197
   5.000%, due 06/15/35-06/15/38 (144A) (a) (b) (c)                                      3,050,000   3,246,423
Northern Tobacco Securitization Corp. 6.500%, due 06/01/31                                 900,000     942,804
Tacoma Washington Regional Water Supply Systems (MBIA Insured) 5.000%, due 12/01/32        800,000     822,272
Texas State 4.750%, due 04/01/35 (144A) (a) (b) (c)                                      2,400,000   2,417,424
Texas State University Systems Financing Revenue 5.000%, due 03/15/34                      890,000     919,690
Tobacco Settlement Funding Corp.
   6.375%, due 06/01/32                                                                  1,400,000   1,526,784
   5.875%, due 05/15/39                                                                  2,000,000   2,111,080
   6.750%, due 06/01/39                                                                  1,200,000   1,342,512
   6.125%, due 06/01/42                                                                  1,200,000   1,263,540
   6.250%, due 06/01/42                                                                  1,300,000   1,355,718
Tobacco Settlement Revenue Management 6.375%, due 05/15/28                               1,800,000   1,937,772
Wisconsin State (MBIA Insured) 5.000%, due 05/01/13                                      3,000,000   3,194,520
                                                                                                   -----------
Total Municipals (Cost $45,426,094)                                                                 47,010,569
                                                                                                   -----------
DOMESTIC BONDS & DEBT SECURITIES -- 14.9%
AEROSPACE & DEFENSE -- 0.0%
General Dynamics Corp. 2.125%, due 05/15/06                                                325,000     324,006
                                                                                                   -----------

ASSET-BACKED SECURITIES -- 0.9%

Ameriquest Mortgage Securities, Inc. 5.378%, due 06/25/34 (144A) (a) (b) (d)               585,320     587,077
Bear Stearns Asset Backed Securities, Inc. 5.218%, due 10/27/32 (d)                         92,343      92,782
Carrington Mortgage Loan Trust 4.908%, due 05/25/35 (d)                                  1,273,506   1,274,360
Chec Loan Trust 4.988%, due 01/25/25 (d)                                                   565,324     565,712
Citigroup Mortgage Loan Trust 4.908%, due 05/25/35 (d)                                     600,095     600,526
Daimler Chrysler Auto Trust 3.750%, due 12/08/07                                         2,534,915   2,529,601
First NLC Trust 4.928%, due 09/25/35 (d)                                                 2,045,766   2,047,120
Fremont Home Loan Trust 4.908%, due 04/25/35 (d)                                           453,341     453,667
Household Automotive Trust
   3.300%, due 05/18/09                                                                    970,378     961,736
   4.390%, due 05/18/09                                                                  4,667,899   4,656,666
Ixis Real Estate Capital Trust 4.898%, due 09/25/35 (d)                                  1,354,406   1,355,170
Nissan Auto Lease Trust 2.900%, due 08/15/07                                             1,628,946   1,619,069
Option One Mortgage Loan Trust 5.138%, due 08/25/33 (d)                                     57,508      57,646
Renaissance Home Equity Loan Trust
   5.258%, due 08/25/33                                                                    634,458     636,279
   4.998%, due 02/25/35                                                                    202,716     202,854

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                           PAR
SECURITY DESCRIPTION                                                      AMOUNT       VALUE
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - CONTINUED
Residential Asset Securities Corp. 4.908%, due 04/25/35 (d)             $ 2,063,454 $ 2,065,009
SLM Student Loan Trust 2.990%, due 12/15/22 (144A) (a) (b)                  910,000     896,209
Structured Asset Securities Corp. 5.318%, due 05/25/32 (d)                  332,285     335,327
Vanderbilt Mortgage Finance, Inc. 6.545%, due 04/07/18                        3,950       3,948
Wachovia Asset Securitization, Inc. 5.078%, due 06/25/33 (c)                288,025     288,849
                                                                                    -----------
                                                                                     21,229,607
                                                                                    -----------
AUTOMOBILES -- 0.2%
Daimler Chrysler NA Holdings 7.200%, due 09/01/09                           255,000     266,464
Ford Motor Credit Co. 7.450%, due 07/16/31                                4,400,000   3,289,000
                                                                                    -----------
                                                                                      3,555,464
                                                                                    -----------
BANKS -- 0.2%
ABN AMRO NA Holding Capital 6.523%, due 12/29/49 (144A) (a) (b)             345,000     357,589
ANZ Capital Trust I 5.360%, due 12/29/49 (144A) (a) (b)                     525,000     504,890
Fleet Boston Financial Corp. 7.375%, due 12/01/09                            70,000      74,605
HSBC Capital Funding LP
   1.000%, due 12/29/49 (144A) (a)                                          585,000     537,180
   9.547%, due 12/31/49 (144A) (a) (b) (c)                                  350,000     399,973
Popular NA, Inc.
   6.125%, due 10/15/06                                                     610,000     612,461
   4.700%, due 06/30/09                                                      50,000      48,731
Rabobank Capital Fund Trust III 5.254%, due 12/29/49 (144A) (a) (b) (c)     370,000     350,386
RBS Capital Trust II 6.425%, due 12/29/49 (c)                               120,000     121,043
RBS Capital Trust III 5.512%, due 09/29/49 (c)                              815,000     787,425
SunTrust Banks, Inc. 2.500%, due 11/01/06                                   525,000     516,704
US Bank NA 2.850%, due 11/15/06                                             695,000     685,397
Westpac Capital Trust III 5.819%, due 12/29/49 (144A) (a) (b) (c)            80,000      79,445
Westpac Capital Trust IV 5.256%, due 12/29/49 (144A) (a) (b) (c)            165,000     156,648
                                                                                    -----------
                                                                                      5,232,477
                                                                                    -----------
CHEMICALS -- 0.0%
Dow Chemical Co. 7.375%, due 11/01/29                                       185,000     214,147
ICI Wilmington, Inc. 5.625%, due 12/01/13                                   340,000     329,637
                                                                                    -----------
                                                                                        543,784
                                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.5%
Adjustable Rate Mortgage Trust 4.616%, due 05/25/35 (c)                   7,102,289   6,966,040
American Home Mortgage Investment Trust 4.390%, due 02/25/45 (c)          8,756,900   8,524,868
Banc of America Funding Corp.
   4.115%, due 05/25/35 (c)                                              10,329,581  10,004,716
   4.626%, due 02/20/36 (c)                                              21,356,234  21,006,571
Banc of America Mortgage Securities, Inc.
   5.268%, due 01/25/34 (c)                                               2,360,739   2,374,481
   5.000%, due 05/25/34                                                   4,383,273   4,212,296
Bear Stearns Adjustable Rate Mortgage Trust
   5.346%, due 02/25/33 (c)                                                 223,212     222,495
   4.750%, due 10/25/35 (c)                                               9,393,520   9,280,411
Bear Stearns ALT-A Trust 5.415%, due 05/25/35 (c)                         7,054,407   7,057,020
Bear Stearns Commercial Mortgage Securities, Inc. 5.060%, due 11/15/16      339,493     337,680
Cendant Mortgage Corp. 6.000%, due 07/25/43 (144A) (a) (b)                  753,261     753,202
Charter Communications 7.920%, due 04/27/11                               1,000,000   1,010,368
Citigroup Mortgage Loan Trust, Inc. 4.700%, due 12/25/35 (c)             22,826,056  22,525,907
Countrywide Alternative Loan Trust 0.182%, due 05/25/35 (144A) (a) (c)   15,252,883     111,897
Countrywide Home Loans
   5.138%, due 03/25/35 (d)                                               6,012,633   6,026,002

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
   5.158%, due 06/25/35 (144A) (a) (b) (c)                                        $ 16,159,810 $ 16,221,849
Credit Suisse First Boston Mortgage Securities Corp.
   5.750%, due 09/22/17                                                              1,672,240    1,632,509
   4.934%, due 03/25/32 (144A) (a) (b)                                                 263,892      265,353
   6.500%, due 04/25/33                                                                726,203      726,814
   5.368%, due 08/25/33 (144A) (a) (b) (d)                                             671,681      674,096
DSLA Mortgage Loan Trust 5.970%, due 07/19/44 (c)                                    6,867,861    6,961,333
First Horizon Alternative Mortgage Securities 0.000%, due 01/25/36 (144A) (a) (c)  165,454,592      323,596
GMAC Mortgage Corp. 5.940%, due 07/01/13                                                88,772       86,955
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34                                  4,328,439    4,270,976
Green Tree Financial Corp. 6.220%, due 03/01/30                                        228,037      221,882
GSR Mortgage Loan Trust
   6.000%, due 03/25/32                                                                  6,030        5,991
   4.547%, due 09/25/35 (c)                                                          2,336,680    2,317,827
   5.500%, due 11/25/35                                                              9,890,751    9,846,259
Harborview Mortgage Loan Trust 4.996%, due 05/19/35 (d)                              7,094,937    7,107,243
Indymac ARM Trust 5.167%, due 01/25/32 (c)                                               6,769        6,748
LB-UBS Commercial Mortgage Trust 3.323%, due 03/15/27                                4,000,000    3,856,003
Mellon Residential Funding Corp. 4.354%, due 07/25/29 (c)                               72,165       72,352
MLCC Mortgage Investors, Inc. 5.129%, due 03/15/25 (d)                                 167,150      167,900
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35                                495,000      477,531
Residential Accredit Loans, Inc.
   5.500%, due 06/25/17                                                                 12,052       12,030
   5.218%, due 03/25/33                                                              2,948,989    2,957,545
Residential Asset Securitization Trust 5.218%, due 05/25/33 (c)                      3,162,284    3,183,892
Residential Funding Mortgage Securities 5.168%, due 06/25/18 (c)                     1,734,497    1,736,768
Sequoia Mortgage Trust 5.126%, due 07/20/33 (d)                                      1,204,871    1,211,414
Structured Asset Mortgage Investments, Inc.
   5.426%, due 03/25/32 (c)                                                          2,959,864    2,979,463
   5.048%, due 05/25/45 (d)                                                          6,384,165    6,390,109
Structured Asset Securities Corp. 5.000%, due 12/25/34                               5,558,892    5,490,171
Washington Mutual, Inc.
   5.088%, due 12/25/27 (d)                                                          7,222,293    7,221,650
   5.127%, due 10/25/32                                                                212,261      211,085
   4.597%, due 02/27/34 (c)                                                          1,080,088    1,060,531
   3.803%, due 06/25/34 (c)                                                         22,700,000   21,594,204
   5.151%, due 06/25/42 (c)                                                          2,619,988    2,632,917
   5.151%, due 08/25/42 (c)                                                          1,054,198    1,044,140
Wells Fargo Mortgage Backed Securities Trust
   4.660%, due 09/25/33                                                              6,965,766    6,788,593
   4.950%, due 03/25/36                                                             20,633,497   20,442,458
                                                                                               ------------
                                                                                                240,614,141
                                                                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Cendant Corp. 7.125%, due 03/15/15                                                     240,000      265,022
                                                                                               ------------
ELECTRIC UTILITIES -- 0.7%
Alabama Power Co. 2.800%, due 12/01/06                                                 250,000      246,060
Arizona Public Service Co. 4.650%, due 05/15/15                                        165,000      149,023
CMS Energy Corp. 7.500%, due 01/15/09                                                5,251,000    5,428,221
Dominion Resources, Inc.
   8.125%, due 06/15/10                                                                335,000      364,094
   6.300%, due 03/15/33                                                                210,000      202,948

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                               PAR
SECURITY DESCRIPTION                                          AMOUNT      VALUE
----------------------------------------------------------------------------------
ELECTRIC UTILITIES - CONTINUED
DTE Energy Co. 6.375%, due 04/15/33                         $  260,000 $   256,630
Entergy Gulf States 3.600%, due 06/01/08                     1,400,000   1,339,639
FPL Group Capital, Inc. 7.625%, due 09/15/06                   405,000     409,012
NRG Energy, Inc. 7.250%, due 02/01/14                        5,500,000   5,603,125
Pacificorp 4.300%, due 09/15/08                                250,000     244,331
Pepco Holdings, Inc.
   6.450%, due 08/15/12                                         90,000      93,033
   7.450%, due 08/15/32                                        180,000     201,488
Progress Energy, Inc. 6.850%, due 04/15/12                     650,000     686,753
PSEG Power LLC
   5.500%, due 12/01/15                                        420,000     408,423
   8.625%, due 04/15/31                                        245,000     312,308
                                                                       -----------
                                                                        15,945,088
                                                                       -----------
FINANCIAL - DIVERSIFIED -- 1.0%
American General Finance Corp.
   3.000%, due 11/15/06                                        605,000     597,125
   4.500%, due 11/15/07                                        280,000     277,024
CIT Group, Inc. 7.750%, due 04/02/12                         1,900,000   2,096,790
Citigroup, Inc. 5.625%, due 08/27/12                         1,000,000   1,006,770
Ford Motor Credit Co.
   7.375%, due 10/28/09                                         60,000      56,451
   5.700%, due 01/15/10                                      5,600,000   4,973,640
   7.875%, due 06/15/10                                      1,070,000   1,003,960
   7.000%, due 10/01/13                                      4,100,000   3,672,202
General Electric Capital Corp.
   5.450%, due 01/15/13                                        375,000     375,243
   6.750%, due 03/15/32                                        165,000     184,333
Goldman Sachs Group, Inc. 5.700%, due 09/01/12                  55,000      55,342
MBNA Credit Card Master Note Trust 5.799%, due 10/15/08      4,035,000   4,038,736
Mid-State Trust 7.791%, due 03/15/38                           313,135     334,451
Mizuho Financial Group, Inc.
   8.790%, due 12/29/49 (144A) (a) (c)                         390,000     414,910
   9.870%, due 12/31/49 (144A) (a) (b)                         410,000     445,353
Morgan Stanley Group, Inc. 5.300%, due 03/01/13                800,000     783,509
Nisource Finance Corp. 6.150%, due 03/01/13                    475,000     484,508
Prudential Holding, LLC 8.695%, due 12/18/23 (144A) (a) (b)    150,000     182,995
Qwest Capital Funding, Inc. 7.750%, due 08/15/06               700,000     707,875
SLM Corp. 5.625%, due 04/10/07                                 775,000     777,423
Small Business Administration
   7.449%, due 08/01/10                                        510,622     536,988
   6.353%, due 03/01/11                                         95,932      98,384
   5.500%, due 10/01/18                                        167,910     168,530
                                                                       -----------
                                                                        23,272,543
                                                                       -----------
FOOD & DRUG RETAILING -- 0.0%
Safeway, Inc. 4.125%, due 11/01/08                             480,000     463,655
                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0%
HCA, Inc. 5.250%, due 11/06/08                                 450,000     444,514
                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.0%
UnitedHealth Group, Inc. 3.300%, due 01/30/08                  340,000     328,402
                                                                       -----------
HOMEBUILDERS -- 0.0%
Centex Corp. 5.700%, due 05/15/14                              280,000     271,246
                                                                       -----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT      VALUE
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - CONTINUED
HOUSEHOLD DURABLES -- 0.0%
D.R. Horton, Inc. 8.500%, due 04/15/12                        $   60,000 $    63,950
KB Home 5.750%, due 02/01/14                                     430,000     395,253
                                                                         -----------
                                                                             459,203
                                                                         -----------
INDUSTRIALS -- 0.2%
Airgas, Inc. 9.125%, due 10/01/11                              3,400,000   3,616,750
                                                                         -----------
INSURANCE -- 0.0%
Nationwide Financial Services, Inc.
   6.250%, due 11/15/11                                           55,000      56,643
   5.900%, due 07/01/12                                           60,000      61,142
                                                                         -----------
                                                                             117,785
                                                                         -----------
MEDIA -- 0.1%
Clear Channel Communications, Inc. 5.500%, due 09/15/14          300,000     277,656
Comcast Cable Holdings 8.375%, due 03/15/13                      506,000     569,833
Comcast Corp. 7.050%, due 03/15/33                                75,000      77,421
Cox Communications, Inc. 4.625%, due 06/01/13                    430,000     392,155
News America Holdings, Inc.
   8.250%, due 08/10/18                                          110,000     127,862
   7.750%, due 01/20/24                                           25,000      27,088
Tele-Communications TCI Group 7.875%, due 02/15/26               175,000     192,372
Time Warner Cos., Inc.
   9.150%, due 02/01/23                                          155,000     186,800
   8.375%, due 03/15/23                                          260,000     294,661
   7.625%, due 04/15/31                                          310,000     338,681
                                                                         -----------
                                                                           2,484,529
                                                                         -----------
OIL & GAS -- 0.6%
Duke Capital LLC
   6.250%, due 02/15/13                                          375,000     384,983
   8.000%, due 10/01/19                                           55,000      64,372
El Paso Corp. 7.750%, due 01/15/32                             2,875,000   2,910,937
Husky Energy, Inc. 6.150%, due 06/15/19                          215,000     214,649
Kinder Morgan Energy Partners
   7.400%, due 03/15/31                                          225,000     247,302
   7.750%, due 03/15/32                                          135,000     154,058
   7.300%, due 08/15/33                                           90,000      98,223
Magellan Midstream Partners 5.650%, due 10/15/16                 385,000     375,318
Pemex Project Funding Master Trust
   7.375%, due 12/15/14                                        1,700,000   1,819,000
   8.625%, due 02/01/22                                        2,944,000   3,481,280
Pioneer Natural Resource 5.875%, due 07/15/16                    405,000     385,834
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12         35,000      40,075
Valero Energy Corp. 7.500%, due 04/15/32                         225,000     259,481
Williams Cos., Inc. (The) 6.375%, due 10/01/10 (144A) (a) (b)  2,900,000   2,885,500
                                                                         -----------
                                                                          13,321,012
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.0%
International Paper Co. 5.850%, due 10/30/12                     115,000     114,433
                                                                         -----------
PHARMACEUTICALS -- 0.0%
Wyeth 6.450%, due 02/01/24                                       160,000     165,928
                                                                         -----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                  PAR
SECURITY DESCRIPTION                                             AMOUNT       VALUE
---------------------------------------------------------------------------------------
RETAIL - MULTILINE -- 0.0%
Federated Department Stores, Inc. 6.300%, due 04/01/09         $    60,000 $     61,363
                                                                           ------------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.4%
Deutsche Telekom International Finance BV 8.250%, due 06/15/30      50,000       59,984
France Telecom S.A. 8.500%, due 03/01/31                           165,000      206,707
Qwest Communications International, Inc. 7.500%, due 02/15/14      511,000      528,885
Qwest Corp. 8.875%, due 03/15/12                                 1,720,000    1,930,700
SBC Communications, Inc.
   4.125%, due 09/15/09                                          4,000,000    3,828,100
   5.100%, due 09/15/14                                            380,000      361,279
   5.625%, due 06/15/16                                            455,000      443,536
Sprint Capital Corp. 6.900%, due 05/01/19                          220,000      235,541
Telecom Italia Capital S.A. 4.000%, due 01/15/10                   510,000      479,860
Verizon Global Funding Corp. 7.375%, due 09/01/12                  185,000      200,627
Verizon New York, Inc.
   6.875%, due 04/01/12                                            325,000      334,249
   7.375%, due 04/01/32                                            155,000      157,671
                                                                           ------------
                                                                              8,767,139
                                                                           ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                            260,000      285,268
   8.125%, due 05/01/12                                              5,000        5,621
   8.750%, due 03/01/31                                            245,000      311,203
Cingular Wireless LLC 6.500%, due 12/15/11                         700,000      732,677
Nextel Communications, Inc. 7.375%, due 08/01/15                    70,000       73,465
                                                                           ------------
                                                                              1,408,234
                                                                           ------------
TRANSPORTATION -- 0.0%
Norfolk Southern Corp.
   5.590%, due 05/17/25                                             60,000       57,367
   7.800%, due 05/15/27                                              7,000        8,424
   5.640%, due 05/17/29                                            168,000      160,149
   7.250%, due 02/15/31                                             65,000       75,385
Union Pacific Corp. 6.625%, due 02/01/29                            50,000       53,603
                                                                           ------------
                                                                                354,928
                                                                           ------------
Total Domestic Bonds & Debt Securities (Cost $345,137,177)                  343,361,252
                                                                           ------------
FOREIGN BONDS & DEBT SECURITIES -- 16.3%
ARUBA -- 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13                         220,000      233,473
                                                                           ------------
BELGIUM -- 2.7%
Kingdom of Belgium
   2.408%, due 05/11/06 (e)                                     12,000,000   14,527,613
   2.502%, due 06/15/06 (e)                                     36,040,000   43,513,241
Telenet Communication NV 9.000%, due 12/15/13 (144A) (a) (b)     3,300,000    4,033,579
                                                                           ------------
                                                                             62,074,433
                                                                           ------------
BRAZIL -- 0.5%
Federal Republic of Brazil
   5.188%, due 04/15/06                                            424,000      420,290
   5.250%, due 04/15/09-04/15/12                                 4,150,103    4,157,731

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                             PAR
SECURITY DESCRIPTION                                                        AMOUNT       VALUE
-------------------------------------------------------------------------------------------------
BRAZIL - CONTINUED
   10.710%, due 06/29/09 (c)                                              $ 1,080,000 $ 1,254,150
   9.250%, due 10/22/10                                                       400,000     452,600
   11.000%, due 01/11/12-08/17/40                                           1,365,000   1,678,050
   8.000%, due 01/15/18                                                     3,683,000   3,999,738
                                                                                      -----------
                                                                                       11,962,559
                                                                                      -----------
CAYMAN ISLANDS -- 0.2%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A) (a) (b)     245,000     249,020
Mizuho Finance 5.790%, due 04/15/14 (144A) (a) (b)                            315,000     316,296
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (a) (b)                  4,718,608   4,615,619
                                                                                      -----------
                                                                                        5,180,935
                                                                                      -----------
FRANCE -- 4.2%
AXA S.A. 8.600%, due 12/15/30                                                  60,000      76,916
France Telecom S.A. 7.750%, due 03/01/11                                      400,000     437,292
Republic of France
   2.326%, due 05/04/06 (e)                                                 8,000,000   9,689,522
   2.443%, due 05/24/06 (e)                                                10,600,000  12,819,832
   2.582%, due 06/29/06 (e)                                                 3,050,000   3,679,026
   2.512%, due 07/20/06 (e)                                                48,440,000  58,327,861
Satbirds Finance Sarl 7.147%, due 04/04/13 (144A) (a)                       4,000,000   4,890,682
Sigmakalon Group BV
   4.588%, due 06/30/12 (144A) (a)                                            886,500   1,062,972
   1.000%, due 09/19/12-09/19/13 (a)                                        3,600,000   4,399,612
                                                                                      -----------
                                                                                       95,383,715
                                                                                      -----------
GERMANY -- 2.5%
Federal Republic of Germany
   2.430%, due 06/14/06 (e)                                                 7,450,000   8,994,883
   2.631%, due 08/16/06 (e)                                                 6,560,000   7,882,504
   2.795%, due 09/13/06 (e)                                                28,610,000  34,289,258
Kappa Jefferson 5.908%, due 11/29/13- 11/29/14                              4,500,000   5,543,218
                                                                                      -----------
                                                                                       56,709,863
                                                                                      -----------
HONG KONG -- 0.2%
Hong Kong Government 5.125%, due 08/01/14 (144A) (a) (b)                    4,000,000   3,913,108
                                                                                      -----------
ITALY -- 0.0%
Telecom Italia Capital 4.000%, due 11/15/08                                   270,000     260,324
                                                                                      -----------
KOREA -- 0.1%
Industrial Bank of Korea 4.000%, due 05/19/14 (144A) (a) (b) (c)              335,000     317,564
Korea First Bank 7.267%, due 03/03/34 (144A) (a) (b) (c)                      240,000     258,100
Woori Bank Korea 5.750%, due 03/13/14 (144A) (a) (b) (c)                      305,000     304,938
                                                                                      -----------
                                                                                          880,602
                                                                                      -----------
MEXICO -- 0.4%
United Mexican States
   6.375%, due 01/16/13                                                       405,000     416,137
   6.625%, due 03/03/15                                                       224,000     234,304
   8.000%, due 09/24/22                                                     1,500,000   1,757,250
   11.500%, due 05/15/26                                                      130,000     202,150
   8.300%, due 08/15/31                                                     5,925,000   7,175,175
                                                                                      -----------
                                                                                        9,785,016
                                                                                      -----------
NETHERLANDS -- 5.0%
Deutsche Telekom Finance 5.250%, due 07/22/13                                 425,000     408,601

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                         PAR
SECURITY DESCRIPTION                                                    AMOUNT       VALUE
----------------------------------------------------------------------------------------------
NETHERLANDS - CONTINUED
Kingdom of Netherlands
   2.170%, due 04/28/06 (e)                                           $82,080,000 $ 99,460,528
   2.474%, due 05/31/06 (e)                                             8,380,000   10,128,999
UPC Broadband Holdings 4.600%, due 04/01/10 (144A) (a)                  4,300,000    5,232,388
                                                                                  ------------
                                                                                   115,230,516
                                                                                  ------------
NORWAY -- 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (a) (b)                       115,000      125,595
                                                                                  ------------
PANAMA -- 0.1%
Panama Government International Bond 6.700%, due 01/26/36               1,150,000    1,153,450
Republic of Panama
   9.625%, due 02/08/11                                                   936,000    1,083,420
   9.375%, due 07/23/12                                                   410,000      477,650
                                                                                  ------------
                                                                                     2,714,520
                                                                                  ------------
PERU -- 0.2%
Republic of Peru
   9.125%, due 01/15/08-02/21/12                                        3,260,000    3,572,100
   9.875%, due 02/06/15                                                   400,000      474,000
                                                                                  ------------
                                                                                     4,046,100
                                                                                  ------------
RUSSIA -- 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A) (a) (b)              130,000      154,050
Russian Federation
   8.250%, due 03/31/10                                                   240,000      253,812
   11.000%, due 07/24/18                                                  100,000      143,510
                                                                                  ------------
                                                                                       551,372
                                                                                  ------------
SINGAPORE -- 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (a) (b) (c)        470,000      453,736
                                                                                  ------------
SOUTH AFRICA -- 0.0%
Republic of South Africa 9.125%, due 05/19/09                             700,000      770,000
                                                                                  ------------
SWEDEN -- 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49 (144A) (a) (b) (c)     415,000      386,232
Swedbank Foreningssparbanken 9.000%, due 12/29/49 (144A) (a) (b) (c)      180,000      203,719
                                                                                  ------------
                                                                                       589,951
                                                                                  ------------
UKRAINE -- 0.1%
Republic of Ukraine
   11.000%, due 03/15/07                                                1,284,427    1,331,309
   6.875%, due 03/04/11                                                   200,000      202,040
   7.650%, due 06/11/13                                                   500,000      525,400
                                                                                  ------------
                                                                                     2,058,749
                                                                                  ------------
UNITED KINGDOM -- 0.1%
BP Capital Markets Plc 2.750%, due 12/29/06                               380,000      373,918
British Telecom Plc 1.000%, due 12/15/10                                  190,000      212,132
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (a) (b)                45,000       45,064
HBOS Plc 5.375%, due 12/29/49 (144A) (a) (b) (c)                          285,000      275,669
HBOS Treasury Services Plc 3.600%, due 08/15/07 (144A) (a) (b)            425,000      416,242
Standard Chartered Bank 8.000%, due 05/30/31 (144A) (a) (b)               235,000      287,639
                                                                                  ------------
                                                                                     1,610,664
                                                                                  ------------
Total Foreign Bonds & Debt Securities (Cost $368,362,582)                          374,535,231
                                                                                  ------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                   PAR
SECURITY DESCRIPTION                              AMOUNT       VALUE
------------------------------------------------------------------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 62.3%
Federal Home Loan Mortgage Corp.
   5.500%, due 07/01/07-05/01/35               $ 47,681,785 $ 46,709,754
   4.500%, due 10/01/07-01/15/13                 15,782,855   15,241,068
   7.000%, due 09/01/10                              12,042       12,388
   6.500%, due 04/01/11-06/01/29                    247,687      253,958
   6.000%, due 05/01/11-04/01/23                 14,298,572   14,399,988
   2.750%, due 02/15/12                           3,231,907    3,211,360
   4.000%, due 09/15/16                           5,327,425    5,310,860
   5.000%, due 09/15/16-09/01/35                 82,397,938   81,142,766
   3.500%, due 03/15/17-07/15/32                 13,369,312   13,205,754
   6.125%, due 11/15/23 (c)                       1,785,916    1,888,525
   6.042%, due 01/01/29 (c)                       3,598,767    3,678,725
   5.349%, due 05/15/29 (c)                         505,957      508,651
   5.920%, due 11/01/31 (c)                         268,356      267,410
   5.180%, due 08/01/32 (c)                       2,488,449    2,489,407
   4.999%, due 07/15/34 (c)                         865,892      868,453
   5.151%, due 07/25/44 (c)                      43,553,576   43,778,038
   4.951%, due 10/25/44 (c)                       8,072,339    8,122,962
   5.500%, due 12/01/99 (f)                      13,500,000   13,183,587
Federal National Mortgage Assoc.
   4.810%, due 09/22/06 (c)                      36,600,000   36,598,426
   5.500%, due 01/01/08-03/01/36                569,922,338  557,563,028
   6.090%, due 10/01/08                             407,836      411,807
   6.000%, due 11/01/08-11/01/34                 22,745,390   22,848,004
   6.500%, due 03/01/09-10/01/17                  1,574,386    1,612,468
   4.000%, due 08/25/09                           3,963,974    3,944,277
   7.000%, due 04/01/11-05/01/11                     98,899      101,266
   4.500%, due 08/25/11                          11,971,374   11,930,870
   8.000%, due 11/01/13-10/01/25                     54,715       56,544
   5.000%, due 04/25/14-09/01/35                 13,531,653   13,157,687
   3.500%, due 04/25/17                           2,872,916    2,844,245
   5.699%, due 10/01/28 (c)                         771,860      786,277
   7.500%, due 09/01/30                               3,318        3,469
   6.925%, due 02/01/31 (c)                       1,580,354    1,603,531
   5.932%, due 09/01/31 (c)                         373,404      381,901
   5.176%, due 09/18/31 (c)                       2,289,897    2,306,750
   5.718%, due 04/25/32 (c)                         919,338      938,799
   5.404%, due 07/01/32 (c)                         334,932      334,415
   5.467%, due 09/01/32 (c)                       1,162,749    1,164,898
   4.801%, due 11/01/32 (c)                       1,498,941    1,498,278
   4.993%, due 09/01/34 (c)                       9,972,297    9,827,185
   5.562%, due 09/01/34 (c)                         670,809      670,128
   4.193%, due 11/01/34                          26,894,855   26,480,324
   4.744%, due 12/01/34 (c)                       5,961,828    5,886,174
   4.810%, due 12/01/34 (c)                      16,987,544   16,767,284
   4.685%, due 05/25/35 (c)                       8,600,000    8,407,646
   5.729%, due 11/01/35 (c)                       3,949,921    4,043,466
   5.529%, due 12/01/36 (c)                       2,010,431    2,010,624
   4.951%, due 08/01/41-10/01/44 (c)             19,319,308   19,448,563
   5.001%, due 09/01/41 (c)                       5,439,620    5,495,998
   4.950%, due 08/01/42 (c)                       1,988,030    1,994,630
   4.818%, due 10/01/44                           2,076,946    2,078,923
   5.000%, due 12/01/99-12/31/99 (f)             77,200,000   74,918,250
   5.500%, due 12/01/99 (f)                     184,700,000  180,173,519

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                     PAR
SECURITY DESCRIPTION                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------------
Federal National Mortgage Assoc., REMIC
   6.000%, due 12/25/30                                           $   576,477 $      574,727
   4.880%, due 05/25/34                                                69,643         69,433
Government National Mortgage Assoc.
   8.250%, due 02/15/09                                                14,672         14,889
   6.000%, due 04/15/14                                                95,841         97,646
   5.125%, due 12/20/30 (c)                                            12,705         12,824
   4.375%, due 02/20/22-04/20/32 (c)                                1,317,237      1,324,695
   4.375%, due 01/20/23-05/20/32                                      364,005        365,810
   7.000%, due 10/15/23                                                70,946         73,949
   7.500%, due 01/15/26-04/15/31                                    6,313,678      6,675,916
   5.125%, due 01/20/26-10/20/29                                      101,381        102,159
   5.125%, due 11/20/26-11/20/30 (c)                                  636,176        641,176
   4.750%, due 08/20/27 (c)                                           258,408        259,895
   4.500%, due 09/20/27-09/20/33 (c)                                1,176,580      1,174,698
   4.250%, due 02/20/28-01/20/30 (c)                                  436,507        438,824
   4.875%, due 04/20/29 (c)                                            73,059         73,584
   5.251%, due 02/16/30 (c)                                            74,198         74,944
   5.051%, due 01/16/31 (c)                                           267,588        268,702
   5.500%, due 10/20/31 (c)                                             8,161          8,244
   3.750%, due 03/20/32                                                 5,694          5,671
   4.500%, due 04/20/32                                                71,112         71,208
   5.000%, due 07/20/32                                                63,637         64,149
   4.000%, due 03/20/33 (c)                                            68,601         68,640
U.S. Treasury Bond
   8.750%, due 05/15/17                                            34,200,000     45,146,702
   6.125%, due 11/15/27                                             1,700,000      1,935,877
U.S. Treasury Inflation Index Note
   3.375%, due 01/15/07                                            16,016,768     16,193,209
   3.875%, due 01/15/09                                               483,540        506,395
   1.875%, due 07/15/13                                             7,879,766      7,654,153
   2.000%, due 07/15/14-01/15/16                                   25,774,218     25,072,819
U.S. Treasury Note
   2.500%, due 10/31/06                                            13,000,000     12,830,909
   4.500%, due 02/28/11                                                     0         25,500
   4.250%, due 08/15/13-11/15/14                                   32,345,000     30,991,088
   1.875%, due 07/15/15                                             6,421,212      6,177,411
                                                                              --------------
Total U. S. Government & Agency Obligations (Cost $1,458,439,890)              1,431,559,154
                                                                              --------------

SECURITY DESCRIPTION                                                SHARES        VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK -- 0.0%
DISTRIBUTION/WHOLESALE -- 0.0%
Roundys, Inc. (a)
  (Cost -- $1,002,500)                                              1,000,000      1,014,792
                                                                              --------------
PREFERRED STOCKS -- 0.0%
Home Ownership Funding, 13.331%/1.000% *(a) (b)                         2,500        593,203
ING Capital Funding Trust III, 8.439%                                 200,000        222,422
                                                                              --------------
Total Preferred Stocks (Cost $1,212,578)                                             815,625
                                                                              --------------
RIGHTS -- 0.0%
United Mexican States, due 06/01/07 *                               1,500,000         38,625
United Mexican States, due 06/30/2006 *                             1,500,000         21,000
                                                                              --------------
Total Rights (Cost $0)                                                                59,625
                                                                              --------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)


                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
OPTIONS -- 0.1%
Currency Swap JPY Calls, Expire 12/11/06                                                          5,300,000         44,038
Eurodollar Puts, Expire 12/18/06                                                                  4,495,000         11,238
Swaption Calls, Expire 04/04/06                                                                  24,500,000            245
Swaption Calls, Expire 04/13/06                                                                   1,620,000         12,150
Swaption Calls, Expire 06/02/06                                                                  10,400,000             10
Swaption Calls, Expire 08/08/06                                                                 137,400,000         46,853
Swaption Calls, Expire 10/04/06                                                                  18,400,000          3,606
Swaption Calls, Expire 10/12/06                                                                   1,479,000          9,466
Swaption Puts, Expire 04/21/06                                                                  102,700,000         75,782
Swaption Puts, Expire 05/18/06                                                                    2,200,000         14,793
Swaption Puts, Expire 05/26/06                                                                   24,300,000        194,692
Swaption Puts, Expire 07/03/06                                                                   91,000,000      1,138,410
Swaption Puts, Expire 10/18//06                                                                  74,300,000         20,878
U.S. Treasury Bonds Futures Calls, Expire 05/26/06                                                  277,000         21,641
                                                                                                            --------------
Total Options (Cost $3,949,426)                                                                                  1,593,802
                                                                                                            --------------
SHORT - TERM INVESTMENTS -- 12.8%
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 1.4%
Federal Home Loan Bank 3.033%, due 04/03/06 (e)                                                  19,000,000     18,995,197
Federal National Mortgage Assoc. 3.100%, due 04/03/06 (e)                                         6,800,000      6,798,243
U.S. Treasury Bill
   4.379%, due 06/01/06 (e)                                                                         100,000         99,246
   4.388%, due 06/01/06 (e)                                                                         100,000         99,244
   4.408%, due 06/01/06 (e)                                                                         160,000        158,785
   4.414%, due 06/01/06 (e)                                                                          30,000         29,772
   4.415%, due 06/01/06 (e)                                                                         150,000        148,860
   4.428%, due 06/01/06 (e)                                                                         440,000        436,645
   4.437%, due 06/01/06 (e)                                                                          20,000         19,847
   4.436%, due 06/15/06 (e)                                                                          60,000         59,437
   4.441%, due 06/15/06 (e)                                                                       2,700,000      2,674,688
   4.443%, due 06/15/06 (e)                                                                       2,500,000      2,476,589
   4.465%, due 06/15/06 (e)                                                                         100,000         99,057
   4.472%, due 06/15/06 (e)                                                                         375,000        371,460
                                                                                                            --------------
                                                                                                                32,467,070
                                                                                                            --------------
COMMERCIAL PAPER -- 11.2%
Cox Communications, Inc. 4.720%, due 07/16/06 (144A) (a)                                       $  6,700,000 $    6,700,000
Danske Corp.
   4.510%, due 04/26/06 (a)                                                                      55,800,000     55,625,238
   4.830%, due 06/26/06 (a)                                                                         800,000        790,769
Rabobank USA Financial Corp. 4.830%, due 04/03/06                                                63,100,000     63,083,068
Total Fina Elf Cap. 4.760%, due 04/05/06 (144A) (a)                                              63,200,000     63,166,574
UBS Finance (Delaware) LLC
   4.830%, due 04/03/06                                                                           1,300,000      1,299,651
   4.505%, due 04/24/06                                                                          18,900,000     18,845,602
   4.480%, due 05/10/06                                                                          42,400,000     42,194,219
   4.670%, due 05/23/06                                                                           7,200,000      7,151,432
                                                                                                            --------------
                                                                                                               258,856,553
                                                                                                            --------------

REPURCHASE AGREEMENT -- 0.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at $4,054,708 on 04/03/06 collateralized by 4,375,000 U.S. Treasury Note 3.25% due 08/15/08
  with a value of $4,139,844.                                                                     3,718,000      3,718,000
                                                                                                            --------------
Total Short - Term Investments (Cost $295,041,623)                                                             295,041,623
                                                                                                            --------------
TOTAL INVESTMENTS -- 108.5% (COST $2,518,571,870)                                                            2,494,991,673
                                                                                                            --------------
Other Assets and Liabilities (net) -- (8.5)%                                                                  (195,667,926)
                                                                                                            --------------
TOTAL NET ASSETS -- 100.0%                                                                                  $2,299,323,747
                                                                                                            ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal tax income tax purposes, are $10,943,047 and $36,784,434 respectively, resulting in a net unrealized depreciation of $25,841,387.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

Portfolio Footnotes
 *   Non-income producing security
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser.
(b)  Private Placement.
(c) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.
(d) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(e)  Zero coupon bond - Interest rate represents current yield to maturity.
(f)  This security is traded on a "to-be-announced" basis.

AMBAC - Ambac Indemnity Corporation
MBIA - Municipal Bond Insurance Association
REMIC - Real Estate Mortgage Investment Coduit

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Portfolio at March 31, 2006, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                       PERCENT OF
                                                        PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                (UNAUDITED)
------------------------------------------------------------------
AAA                                                       90.55%
AA                                                         1.21
A                                                          1.73
BBB                                                        3.22
BB                                                         2.20
B                                                          1.09
                                                         ------
Total:                                                   100.00%
                                                         ======

                                              STRIKE   NUMBER OF
PUT OPTIONS                        EXPIRATION PRICE    CONTRACTS      VALUE
-------------------------------------------------------------------------------
OTC 3 Month LIBOR                   01/02/07  $  5.90 (36,600,000) $  (303,121)
U.S. Treasury Note 10YR Future      04/21/06   106.00    (658,000)    (185,063)
OTC 3 Month LIBOR                   05/26/06   112.00 (24,300,000)     (72,195)
OTC 3 Month LIBOR                   05/18/06   112.00  (2,200,000)      (5,005)
OTC 3 Month LIBOR                   07/03/06   112.00  91,000,000     (505,050)
                                                                   -----------
(WRITTEN OPTION PREMIUM $ 963,154)                                 $(1,070,434)
                                                                   ===========

                                                STRIKE   NUMBER OF
CALL OPTIONS                         EXPIRATION PRICE    CONTRACTS     VALUE
-------------------------------------------------------------------------------
Swap Option 3 Month LIBOR             06/02/06  $  4.00 (25,200,000) $       -
Swaption                              10/04/06     4.54  (7,800,000)    (5,265)
Swaption                              04/04/06     4.54 (10,500,000)      (105)
OTC 3 Month LIBOR                     10/12/06     4.30 (63,700,000)   (13,950)
OTC 3 Month LIBOR                     10/18/06     4.56 (32,000,000)   (28,064)
Swaption                              08/08/06     4.78 (59,200,000)   (56,714)
U.S. Treasury Note 10YR Future        05/26/06   109.00    (382,000)   (23,875)
Swaption Calls                        01/02/07     4.60 (36,600,000)   (86,193)
OTC                                   04/20/08     0.45  (7,000,000)   (37,380)
                                                                     ---------
(WRITTEN OPTION PREMIUM $ 2,507,573)                                 $(251,546)
                                                                     =========

                                INTEREST
SECURITIES SOLD SHORT             RATE    MATURITY    PROCEEDS      VALUE
-----------------------------------------------------------------------------
 U.S. Treasury Note               3.25%  08/15/2007 $ 28,694,601 $ 28,392,827
 U.S. Treasury Note               3.00%  11/15/2007   29,213,638   29,149,230
 U.S. Treasury Note               4.50%  02/28/2011   49,429,688   49,429,650
 U.S. Treasury Note               3.88%  02/15/2013    7,202,565    6,885,389
 U.S. Treasury Note               3.63%  05/15/2013  121,778,448  120,328,754
 U.S. Treasury Note               4.75%  05/15/2014   46,025,910   45,215,273
                                                    ------------ ------------
                                                    $282,344,850 $279,401,123
                                                    ============ ============

FORWARD FOREIGN CURRENCY CONTRACTS TO BUY:

                                                             NET UNREALIZED
                                      VALUE AT   IN EXCHANGE APPRECIATION/
SETTLEMENT DATE CONTRACTS TO DELIVER 03/31/2006  FOR U.S. $  (DEPRECIATION)
--------------- -------------------- ----------- ----------- --------------
  08/17/2006      486,000,000   CLP  $   920,101 $   911,307    $  8,794
  03/16/2007       48,636,000   CNY    6,271,920   6,300,000     (28,080)
  03/16/2007       14,677,500   CNY    1,892,757   1,900,000      (7,243)
  04/25/2006        1,986,000   EUR    2,414,230   2,403,515      10,715
  05/03/2006          531,000   GBP      923,845     931,659      (7,814)
  09/20/2006       25,991,000   INR      578,414     575,659       2,755
  04/20/2006    1,340,444,000   JPY   11,442,657  11,489,881     (47,224)
  05/15/2006    2,671,252,000   JPY   22,879,580  22,770,491     109,089
  05/15/2006      111,557,000   JPY      955,499     956,345        (846)
  07/26/2006    1,575,400,000   KRW    1,625,860   1,609,193      16,667
  08/24/2006      318,571,000   KRW      329,015     330,331      (1,316)
  09/21/2006      454,926,000   KRW      470,174     468,996       1,178
  08/31/2006        8,040,000   MXN      729,629     756,279     (26,650)
  09/20/2006        4,305,000   MXN      390,142     400,186     (10,044)
  05/22/2006        2,161,000   PEN      641,740     657,139     (15,399)
  09/13/2006        1,341,000   PEN      397,429     401,617      (4,188)
  05/24/2006        1,102,000   PLN      341,424     345,921      (4,497)
  09/29/2006        1,127,000   PLN      350,550     352,188      (1,638)
  07/31/2006       20,523,000   RUB      741,117     732,781       8,336
  08/07/2006        7,755,000   RUB      280,088     275,391       4,697
  09/22/2006       11,712,000   RUB      423,435     423,274         161
  07/26/2006        1,216,000   SGD      756,147     753,875       2,272
  09/21/2006          659,000   SGD      410,836     409,139       1,697
  09/05/2006       20,360,000   SKK      662,530     659,647       2,883
  09/29/2006       12,765,000   SKK      415,677     415,798        (121)
  08/24/2006        9,051,000   TWD      282,858     284,891      (2,033)
  09/21/2006       12,779,000   TWD      400,466     402,235      (1,769)
                                                                --------
                                                                $ 10,382
                                                                ========

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:

                                                               NET UNREALIZED
                                       VALUE AT   IN EXCHANGE  APPRECIATION/
SETTLEMENT DATE CONTRACTS TO DELIVER  03/31/2006  FOR U.S. $   (DEPRECIATION)
--------------- -------------------- ------------ ------------ --------------
  04/25/2006      3,030,000    EUR   $  3,683,342 $  3,661,725   $  (21,617)
  04/25/2006      3,167,000    EUR      3,849,882    3,815,317      (34,565)
  04/25/2006      3,326,000    EUR      4,043,167    4,049,804        6,637
  04/28/2006    115,538,000    EUR    140,476,148  142,485,274    2,009,126
  06/30/2006     60,234,000    EUR     73,516,737   73,784,542      267,805
  06/30/2006     28,240,000    EUR     34,467,455   34,370,198      (97,257)
                                                                 ----------
                                                                 $2,130,129
                                                                 ==========

CLP - Chilean Peso
CNY - China Yuan Renminbi
EUR - Euro
GBP - British Pound
INR - Indian Rupee
JPY - Japenese Yen
KRW - South Korean Won
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar
SKK - Slovakian Koruna
TWD - Taiwan Dollar

The futures contracts outstanding as of March 31, 2006 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                UNREALIZED
                                                                     NUMBER OF                APPRECIATION/
DESCRIPTION                                            DATE          CONTRACTS NOTIONAL VALUE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Germany Federal Republic Bonds 10 Year Futures June 2006 - Long         808      94,673,360     (1,479,780)
Euro Dollar Futures                            June 2006 - Long         873     206,890,088       (760,838)
Euro Dollar Futures                            December 2006 - Long    1,589    376,374,513     (1,998,113)
Euro Dollar Futures                            March 2007 - Long        784     185,798,200       (885,400)
Euro Dollar Futures                            June 2007 - Long         74       17,544,475        (54,575)
Euro Dollar Futures                            September 2007 - Long    74       17,549,100        (46,250)
U.S. Treasury Note 5 Year Futures              June 2006 - Long         493      51,487,688       (357,812)
U.S. Treasury Note 10 Year Futures             June 2006 - Long        2,772    294,914,813     (3,321,656)
Germany Federal Republic Bonds 5 Year Futures  June 2006 - Short       (192)    (21,133,440)        31,815
U.S. Treasury Bond Futures                     June 2006 - Short       (360)    (39,296,250)      (562,938)

Open swap agreements at March 31, 2005 were as follows:

PIMCO TOTAL RETURN PORTFOLIO

                     EXPIRATION
NOTIONAL AMOUNT         DATE                    DESCRIPTION                        VALUE
---------------      ---------- --------------------------------------------    -----------
       800,000   USD  6/20/2006    Agreement with Morgan Stanley Capital        $       773
                                   Services, Inc. dated 6/9/2005 to receive
                                   semi-annually the notional amount
                                   multiplied by 0.58% for each of fifty
                                   Credit Derivative Transactions entered
                                   into and to pay par in the event of
                                   default of Russian Federation 5.00% due
                                   3/31/2030.

     1,000,000   USD  6/20/2006    Agreement with J.P. Morgan Chase                     746
                                   Bank dated 5/12/2005 to receive
                                   quarterly the notional amount multiplied
                                   by 2.90% and to pay par in the event of
                                   default of General Motors Acceptance
                                   Corp. 6.875% due 8/28/2012.

     1,000,000   USD  6/20/2006    Agreement with Morgan Stanley Capital                746
                                   Services, Inc. dated 5/19/2005 to receive
                                   quarterly the notional amount multiplied
                                   by 2.90% and to pay par in the event of
                                   default of General Motors Acceptance
                                   Corp. 6.875% due 8/28/2012.

     2,000,000   USD  6/20/2006    Agreement with J.P. Morgan Chase                   2,403
                                   Bank dated 5/11/2005 to receive
                                   quarterly the notional amount multiplied
                                   by 3.20% and to pay par in the event of
                                   default of Ford Motor Credit Co.
                                   7.000% due 10/1/2013.

     4,000,000   USD  6/20/2006    Agreement with J.P. Morgan Chase                   2,078
                                   Bank dated 4/27/2005 to receive
                                   quarterly the notional amount multiplied
                                   by 2.80% and to pay par in the event of
                                   default of General Motors Acceptance
                                   Corp. 6.875% due 8/28/2012.

 3,569,000,000   USD  6/21/2006    Agreement with Morgan Stanley Capital           (330,263)
                                   Services, Inc. dated 3/09/2006 to receive
                                   semi-annually the notional amount
                                   multiplied by 5.00% and to pay semi-
                                   annually the 3 month USD-LIBOR-
                                   BBA.

    71,500,000   USD  6/21/2006    Agreement with Lehman Brothers dated            (991,488)
                                   3/14/2006 to receive semi-annually the
                                   notional amount multiplied by 5.00%
                                   and to pay semi-annually the 3 month
                                   USD-LIBOR-BBA.

   285,700,000   USD  6/21/2006    Agreement with Bank of America, N.A.          (3,961,790)
                                   dated 1/4/2006 to receive semi-annually
                                   the notional amount multiplied by
                                   5.00% and to pay quarterly 3 month
                                   USD-LIBOR-BBA.

       700,000   USD  6/21/2006    Agreement with Morgan Stanley Capital            (50,000)
                                   Services, Inc. dated 1/5/2006 to receive
                                   semi-annually the notional amount
                                   multiplied by 5.00% and to pay
                                   quarterly 3 month USD-LIBOR-BBA.

    37,000,000   USD  6/21/2006    Agreement with Bank of America N.A.           (2,642,832)
                                   dated 2/8/2006 to receive semi-annually
                                   the notional amount multiplied by
                                   5.00% and to pay semi-annually 3
                                   month USD-LIBOR-BBA.

Open swap agreements at March 31, 2005 were as follows:

PIMCO TOTAL RETURN PORTFOLIO

                     EXPIRATION
NOTIONAL AMOUNT         DATE                      DESCRIPTION                        VALUE
---------------      ----------- ---------------------------------------------    ----------
  147,400,000    USD  6/21/2006     Agreement with Morgan Stanley Capital         (2,043,990)
                                    Services, Inc. dated 12/16/2005 to
                                    receive semi-annually the notional
                                    amount multiplied by 5.00% and to pay
                                    semi-annually 3 month USD-LIBOR-
                                    BBA.

    2,800,000    USD  9/20/2006     Agreement with Lehman Brothers                 (22,038)
                                    Special Financing, Inc. dated 7/26/2005
                                    to receive quarterly the notional amount
                                    multiplied by 1.65% and to pay par in
                                    the event of default of General Motors
                                    Acceptance Corp. 6.875% due
                                    8/28/2012.

    4,100,000    USD  3/20/2007     Agreement with Merrill Lynch                    12,153
                                    International, dated 4/26/2005 to receive
                                    semi-annually the notional amount
                                    multiplied by 0.61% and to pay par in
                                    the event of default of Russian
                                    Federation 5.00% (step-up) due
                                    3/31/2030.

      600,000    USD  5/20/2007     Agreement with J.P. Morgan Chase                 3,015
                                    Bank dated 6/6/2005 to receive semi-
                                    annually the notional amount multiplied
                                    by 0.77% and to pay par in the event of
                                    default of Russian Federation 2.250%
                                    due 3/31/2030.

    1,800,000    USD  6/20/2007     Agreement with J.P. Morgan Chase               (98,105)
                                    Bank dated 4/27/2005 to receive
                                    quarterly the notional amount multiplied
                                    by 4.60% and to pay par in the event of
                                    default of General Motors Corp. 7.125%
                                    due 7/15/2013.

      500,000    USD  9/20/2008     Agreement with Merrill Lynch                   (14,581)
                                    International dated 7/27/2005 to receive
                                    quarterly the notional amount multiplied
                                    by 3.80% and to pay par in the event of
                                    default of Ford Motor Credit Co. 700%
                                    due 10/1/2013.

      400,000    USD  9/20/2008     Agreement with Morgan Stanley Capital            4,179
                                    Services, Inc., dated 9/26/2005 to
                                    receive semi-annually the notional
                                    amount multiplied by 1.20% and to pay
                                    par in the event of default of Republic of
                                    Columbia 10.375% due 01/28/2033.

    1,200,000    USD  12/20/2008    Agreement with Lehman Brothers dated           (12,676)
                                    10/14/2003 to pay quarterly the notional
                                    amount multiplied by 0.48% and to
                                    receive par in the event of default of
                                    Northrop Grumman Corporation 7.125%
                                    due 2/15/2011.

    1,200,000    USD  12/20/2008    Agreement with Lehman Brothers dated           (23,966)
                                    10/14/2003 to pay quarterly the notional
                                    amount multiplied by 0.97% and to
                                    receive par in the event of default of
                                    Goodrich Corporation 7.625% due
                                    12/15/2012.

    1,200,000    USD  12/20/2008    Agreement with Lehman Brothers dated           (13,722)
                                    10/14/2003 to pay quarterly the notional
                                    amount multiplied by 0.53% and to
                                    receive par in the event of default of
                                    Lockheed Martin Corporation 8.20% due
                                    12/1/2009.

Open swap agreements at March 31, 2005 were as follows:

PIMCO TOTAL RETURN PORTFOLIO

                     EXPIRATION
NOTIONAL AMOUNT         DATE                      DESCRIPTION                       VALUE
---------------      ----------- ---------------------------------------------    --------
       300,000   USD  12/20/2008    Agreement with J.P. Morgan Chase Bank          (9,542)
                                    dated 2/12/2004 to pay quarterly the
                                    notional amount multiplied by 1.35% and
                                    to receive par in the event of default of
                                    Capital One Financing Corporation
                                    8.750% due 2/1/2007.

     4,800,000   USD  6/20/2010     Agreement with Morgan Stanley Capital          209,915
                                    Services, Inc., dated 4/14/2005 to receive
                                    semi-annually the notional amount
                                    multiplied by 2.10% and to pay par in
                                    event of default of underlying sovereign
                                    entities of the Dow Jones CDX Emerging
                                    Markets Index.

     2,500,000   USD  9/20/2010     Agreement with Lehman Brothers dated          (81,824)
                                    10/7/2005 to pay semi-annually the
                                    notional amount multiplied by 2.26% and
                                    to receive par in the event of default of
                                    Republic of Turkey 11.875% due
                                    1/15/2030.

     1,000,000   USD  10/20/2010    Agreement with Lehman Brothers dated          (26,828)
                                    9/29/2005 to pay semi-annually the
                                    notional amount multiplied by 2.11% and
                                    to receive par in the event of default of
                                    Republic of Turkey 11.875% due
                                    1/15/2030.

     1,300,000   USD  10/20/2010    Agreement with Morgan Stanley Capital         (39,493)
                                    Services, Inc. dated 10/11/2005 to pay
                                    semi-annually the notional amount
                                    multiplied by 2.20% for each of twenty
                                    five Credit Derivative Transactions
                                    entered into and to receive par in the
                                    event of default of Republic of Turkey
                                    11.875% due 1/15/2030.

   258,000,000   JPY  6/15/2012     Agreement with Goldman Sachs Capital          (40,236)
                                    Markets, L.P., dated 8/24/2004 to receive
                                    semi-annually the notional amount
                                    multiplied by the 6 month JPY-LIBOR-
                                    BBA and to pay semi-annually the
                                    notional amount multiplied by 2.00%.

 2,000,000,000   JPY  6/15/2012     Agreement with Goldman Sachs Capital          (311,907)
                                    Markets, L.P., dated 8/3/2004 to receive
                                    semi-annually the notional amount
                                    multiplied by the 6 month JPY-LIBOR-
                                    BBA and to pay semi-annually the
                                    notional amount multiplied by 2.00%.

    94,700,000   EUR  6/16/2014     Agreement with Morgan Stanley Capital         (659,966)
                                    Services, Inc. dated 3/16/2005 to pay
                                    annually the notional amount multiplied
                                    by the 6 month EUR-EURIBOR-Telerate
                                    and to receive annually the notional
                                    amount multiplied by 5.00%.

    25,000,000   EUR  12/15/2014    Agreement with J.P. Morgan Chase Bank         (132,691)
                                    dated 11/16/2005 to receive annually the
                                    notional amount multiplied by the 6
                                    month EUR-EURIBOR-Telerate and to
                                    pay annually the notional amount
                                    multiplied by 4.00%.

     2,600,000   EUR  6/17/2015     Agreement with J.P. Morgan Chase Bank         (130,300)
                                    dated 6/21/2005 to receive annually the
                                    notional amount multiplied by the 6
                                    month EUR-EURIBOR-Telerate and to
                                    pay annually the notional amount
                                    multiplied by 4.50%.

Open swap agreements at March 31, 2005 were as follows:

PIMCO TOTAL RETURN PORTFOLIO

                     EXPIRATION
NOTIONAL AMOUNT         DATE                     DESCRIPTION                         VALUE
---------------      ----------- --------------------------------------------    ------------
   5,800,000     USD  12/15/2015    Agreement with J.P. Morgan Chase                  178,039
                                    Bank dated 12/2/2005 to receive semi-
                                    annually the notional amount
                                    multiplied by the 3 month US-LIBOR-
                                    BBA and to pay semi-annually the
                                    notional amount multiplied by 5%.

  16,900,000     USD  12/15/2015    Agreement with Bank of America N.A.               518,768
                                    dated 12/6/2005 to receive semi-
                                    annually the notional amount
                                    multiplied by the 3 month USD-
                                    LIBOR-BBA and to pay semi-annually
                                    the notional amount multiplied by
                                    5.00%.

  16,200,000     GBP  6/15/2016     Agreement with Merrill Lynch Capital              593,788
                                    Services, Inc., dated 11/15/2005 to
                                    receive semi-annually the notional
                                    amount multiplied by 5.00% and to pay
                                    semi-annually the notional amount
                                    multiplied by the 6 month GBP-
                                    LIBOR-BBA.

  14,100,000     GBP  5/15/2016     Agreement with Merrill Lynch Capital           (2,092,078)
                                    Services, Inc. dated 11/15/2005 to
                                    receive semi-annually the notional
                                    amount multiplied by the 6 month
                                    GBP-LIBOR-BBA and to pay semi-
                                    annually the notional amount
                                    multiplied by 5.00%.

  41,600,000     USD  6/21/2016     Agreement with Lehman Brothers                  1,276,966
                                    Special Financing, Inc., dated
                                    12/9/2005 to receive quarterly the
                                    notional amount multiplied by the 3
                                    month USD-LIBOR-BBA and to pay
                                    semi-annually the notional amount
                                    multiplied by 5.00%.

   9,000,000     USD  7/25/2045     Agreement with Lehman Brothers                    (27,684)
                                    dated 01/24/06 to pay quarterly the
                                    notional amount multiplied by 0.54%
                                    and to receive par in event of default of
                                    underlying sovereign entities of the
                                    ABX.HE.A.06-01.
                                                                                 ------------
                                    Total Swaps Outstanding                      $(10,954,431)
                                                                                 ============

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES   VALUE
------------------------------------------------------------------------------
COMMON STOCKS -- 98.4%
AEROSPACE & DEFENSE -- 0.2%
AAR Corp. *(a)                                                1,926 $   54,852
Triumph Group, Inc. *                                           623     27,574
                                                                    ----------
                                                                        82,426
                                                                    ----------
AIR FREIGHT & LOGISTICS -- 0.1%
ABX Air, Inc. *(a)                                            4,458     30,359
                                                                    ----------
AIRLINES -- 0.7%
Alaska Air Group, Inc. *(a)                                   4,059    143,892
ExpressJet Holdings, Inc. *                                  19,563    145,549
World Air Holdings, Inc. *(a)                                 1,697     16,664
                                                                    ----------
                                                                       306,105
                                                                    ----------
AUTO COMPONENTS -- 1.4%
Noble International, Ltd. (a)                                 1,819     30,796
Tenneco Automotive, Inc. *                                   28,767    623,956
Visteon Corp. *(a)                                            3,452     15,879
                                                                    ----------
                                                                       670,631
                                                                    ----------
AUTOMOBILES -- 2.2%
Autoliv, Inc.                                                18,093  1,023,702
                                                                    ----------
AUTOMOTIVE -- 0.3%
TRW Automotive Holdings Corp. *                               6,310    147,023
                                                                    ----------
BANKS -- 2.1%
Anchor BanCorp Wisconsin, Inc. (a)                            1,761     53,376
Center Financial Corp. (a)                                      461     11,170
City Holding Co.                                              1,148     42,235
Corus Bankshares, Inc. (a)                                    5,828    346,416
First Regional Bancorp. *(a)                                    122     10,874
Independent Bank Corp. (a)                                    1,422     40,456
IndyMac Bancorp, Inc. (a)                                     3,800    155,534
iPayment Holdings, Inc. *                                     1,900     81,415
Lakeland Financial Corp.                                        100      4,675
Provident Financial Holdings, Inc.                              402     13,105
R&G Financial Corp. - Class B (a)                            14,569    184,443
Republic Bancorp, Inc. - Class A (a)                            393      7,980
Southwest Bancorp of Oklahoma, Inc. (a)                         799     17,770
                                                                    ----------
                                                                       969,449
                                                                    ----------
BIOTECHNOLOGY -- 0.1%
ArQule, Inc. *(a)                                             2,208     12,674
Diversa Corp. *(a)                                            3,550     32,341
Incyte Corp. *(a)                                             2,667     16,055
                                                                    ----------
                                                                        61,070
                                                                    ----------
BUILDING PRODUCTS -- 0.8%
Huttig Building Producs, Inc. *(a)                            1,808     16,833
Louisiana-Pacific Corp.                                       9,600    261,120
Universal Forest Products, Inc.                               1,503     95,425
                                                                    ----------
                                                                       373,378
                                                                    ----------
CHEMICALS -- 0.3%
NewMarket Corp.                                               2,900    138,011
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 4.2%
Administaff, Inc.                                             3,964    215,483
Arbitron, Inc.                                                6,556    221,724
Consolidated Graphics, Inc. *                                 2,373    123,681
Darling International, Inc. *                                 4,064     19,020

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Education Management Corp. *                                   6,432 $  267,571
Labor Ready, Inc. *                                            9,675    231,716
Rent-A-Center, Inc. *                                         24,550    628,234
Spherion Corp. *                                               2,300     23,920
StarTek, Inc. (a)                                              1,900     44,764
Steelcase, Inc. - Class A                                      6,930    124,740
TeleTech Holdings, Inc. *(a)                                   7,483     83,136
                                                                     ----------
                                                                      1,983,989
                                                                     ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.2%
Brocade Communications Systems, Inc. *                       139,633    932,748
Commonwealth Telephone Enterprises, Inc. (a)                   2,006     69,107
Methode Electronics, Inc.                                      3,744     40,772
NETGEAR, Inc. *(a)                                               556     10,570
                                                                     ----------
                                                                      1,053,197
                                                                     ----------
COMPUTERS & PERIPHERALS -- 0.4%
Catapult Communications Corp. *(a)                             2,243     29,832
MTS Systems Corp.                                                700     29,281
Systemax, Inc. *(a)                                            2,477     17,884
TTM Technologies, Inc. *                                       7,120    103,169
                                                                     ----------
                                                                        180,166
                                                                     ----------
CONTAINERS & PACKAGING -- 0.0%
Graphic Packaging Corp. *                                      2,629      5,442
                                                                     ----------
EDUCATION -- 1.9%
Career Education Corp. *                                      23,244    876,996
                                                                     ----------
ELECTRIC SERVICES -- 0.4%
Alliant Energy Corp.                                             574     18,064
Black Hills Corp. (a)                                          4,198    142,732
Puget Energy, Inc.                                               424      8,980
                                                                     ----------
                                                                        169,776
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Analogic Corp.                                                 1,620    107,244
Checkpoint Systems, Inc. *                                     3,690     99,187
Greatbatch, Inc. *(a)                                          1,900     41,629
OmniVision Technologies, Inc. *(a)                            17,909    540,852
Sigmatel, Inc. *(a)                                            2,872     25,101
Stoneridge, Inc. *                                             2,270     12,349
                                                                     ----------
                                                                        826,362
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Energen Corp.                                                    198      6,930
TransMontaigne, Inc. *                                         6,669     65,423
                                                                     ----------
                                                                         72,353
                                                                     ----------
FINANCIAL SERVICES -- 4.6%
Accredited Home Lenders Holding Co. *(a)                       7,240    370,543
Asset Acceptance Capital Corp. *(a)                            1,632     31,775
ASTA Funding, Inc. (a)                                         2,530     84,148
CompuCredit Corp. *(a)                                         7,800    287,118
Delphi Financial Group - Class A                               3,150    162,634
Eaton Vance Corp.                                              8,402    230,047
FirstFed Financial Corp. *(a)                                 15,006    897,509
Student Loan Corp.                                                13      3,029
Triad Guaranty, Inc. *                                           788     36,957
World Acceptance Corp. *                                       2,260     61,924
                                                                     ----------
                                                                      2,165,684
                                                                     ----------

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES   VALUE
------------------------------------------------------------------------------
FOOD RETAILERS -- 1.3%
American Italian Pasta Co. - Class A (a)                      2,300 $   14,398
Dominos Pizza, Inc.                                          14,267    407,323
Ingles Markets, Inc. (a)                                        884     15,753
Nash Finch Co. (a)                                            6,597    197,250
                                                                    ----------
                                                                       634,724
                                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
Applera Corp. - Applied Biosystems Group                     13,900    377,246
Bausch & Lomb, Inc.                                           1,300     82,810
Candela Corp. *                                                 964     20,822
EPIX Pharmaceuticals, Inc. *(a)                               4,900     17,150
Immucor, Inc. *                                               4,200    120,498
Medical Action Industries, Inc. *                               556     13,338
Mentor Corp. (a)                                              4,821    218,440
Respironics, Inc. *                                          13,244    515,324
Varian, Inc. *                                                1,600     65,888
                                                                    ----------
                                                                     1,431,516
                                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Alderwoods Group, Inc. *                                      5,933    106,201
American Dental Partners, Inc. *(a)                             697      9,409
AMN Healthcare Services, Inc. *(a)                            4,680     87,610
Manor Care, Inc.                                             22,216    985,280
Odyssey Healthcare, Inc. *(a)                                 2,826     48,635
                                                                    ----------
                                                                     1,237,135
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Denny's Corp. *(a)                                           10,431     49,651
Dover Downs Gaming & Entertainment, Inc. (a)                  1,000     21,770
Luby's, Inc. *(a)                                             3,033     37,882
MTR Gaming Group, Inc. *(a)                                   3,396     34,979
                                                                    ----------
                                                                       144,282
                                                                    ----------
HOUSEHOLD DURABLES -- 0.2%
Blout International, Inc. *                                   1,824     29,385
Hooker Furniture Corp. (a)                                      200      3,780
Kimball International, Inc. - Class B (a)                     1,603     24,109
Select Comfort Corp. *(a)                                     1,136     44,929
                                                                    ----------
                                                                       102,203
                                                                    ----------
HOUSEHOLD PRODUCTS -- 0.2%
Blyth, Inc.                                                   4,398     92,446
                                                                    ----------
INDUSTRIAL CONGLOMERATES -- 0.9%
Teleflex, Inc.                                                5,600    401,128
                                                                    ----------
INSURANCE -- 9.2%
Affirmative Insurance Holdings, Inc. (a)                      1,121     14,808
American Equity Investment Life Holding Co. (a)               8,778    125,877
American Physicians Capital, Inc. *(a)                        1,307     62,736
AmerUs Group Co. (a)                                         14,746    888,299
CNA Surety Corp. *(a)                                           700     11,711
Commerce Group, Inc. (The)                                    3,147    166,287
Direct General Corp. (a)                                      1,657     28,186
FPIC Insurance Group, Inc. *(a)                                 409     15,460
HCC Insurance Holdings, Inc.                                 23,682    824,134
Infinity Property & Casualty Corp. (a)                        2,342     97,755
IPC Holdings, Ltd. (a)                                           98      2,749
Midland Co. (The) (a)                                           700     24,486
National Interstate Corp. *                                     607     13,202
Presidential Life Corp.                                         200      5,082
Radian Group, Inc.                                           10,830    652,508

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES   VALUE
------------------------------------------------------------------------------
INSURANCE - CONTINUED
StanCorp Financial Group, Inc.                                4,200 $  227,262
United Fire & Casualty Co. (a)                                1,400     46,060
W.R. Berkley Corp.                                           15,529    901,614
Zenith National Insurance Corp.                               4,779    230,013
                                                                    ----------
                                                                     4,338,229
                                                                    ----------
INTERNET SOFTWARE & SERVICES -- 4.6%
Acxiom Corp.                                                 18,506    478,195
AMICAS, Inc. *(a)                                             6,122     28,896
Blair Corp.                                                     219      9,069
Digitas, Inc. *                                               5,400     77,760
EarthLink, Inc. *(a)                                         71,458    682,424
John H. Harland Co. (a)                                       6,512    255,922
SonicWALL, Inc. *(a)                                          7,127     50,530
United Online, Inc. (a)                                      37,000    475,820
Websense, Inc. *                                              3,178     87,649
                                                                    ----------
                                                                     2,146,265
                                                                    ----------
IT CONSULTING & SERVICES -- 0.1%
Agilysys, Inc.                                                1,565     23,569
Tyler Technologies, Inc. *(a)                                 3,700     40,700
                                                                    ----------
                                                                        64,269
                                                                    ----------
LEISURE EQUIPMENT & PRODUCTS -- 1.3%
Arctic Cat, Inc. (a)                                          3,051     73,407
Hasbro, Inc.                                                 17,397    367,077
JAKKS Pacific, Inc. *(a)                                      4,304    115,089
Marine Products Corp. (a)                                       871      9,572
Maritrans, Inc. (a)                                           1,623     39,650
                                                                    ----------
                                                                       604,795
                                                                    ----------
MACHINERY -- 3.8%
Advanced Energy Industries, Inc. *(a)                         1,791     25,307
Albany International Corp. - Class A (a)                     10,590    403,373
Applied Industrial Technologies, Inc.                         1,868     83,312
Cascade Corp.                                                 1,941    102,582
Terex Corp. *                                                14,962  1,185,589
                                                                    ----------
                                                                     1,800,163
                                                                    ----------
MEDIA -- 1.1%
Catalina Marketing Corp. (a)                                 15,462    357,172
Hollinger International, Inc. - Class A (a)                   6,620     55,476
Sinclair Broadcast Group, Inc. - Class A (a)                 11,700     95,355
                                                                    ----------
                                                                       508,003
                                                                    ----------
METALS & MINING -- 5.1%
A. M. Castle & Co. (a)                                        2,772     81,774
AK Steel Holding Corp. *(a)                                  51,194    767,910
Brush Engineered Materials, Inc. *(a)                         4,265     84,234
Mueller Industries, Inc.                                      1,300     46,397
NS Group, Inc. *(a)                                             294     13,533
Shiloh Industries, Inc. *(a)                                    756     14,553
Steel Dynamics, Inc. (a)                                     24,299  1,378,482
                                                                    ----------
                                                                     2,386,883
                                                                    ----------
OIL & GAS -- 4.1%
Atwood Oceanics, Inc. *(a)                                      535     54,040
Cabot Oil & Gas Corp.                                           523     25,067
Callon Petroleum Co. *(a)                                     2,927     61,526
Georgia Gulf Corp.                                           20,641    536,460
Giant Industries, Inc. *(a)                                   9,600    667,584

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES   VALUE
------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Harvest Natural Resources, Inc. *(a)                          1,759 $   17,097
Parker Drilling Co. *(a)                                     44,759    414,916
Petroleum Development Corp. *                                 2,314    104,963
St. Mary Land & Exploration Co. (a)                             900     36,747
                                                                    ----------
                                                                     1,918,400
                                                                    ----------
PERSONAL PRODUCTS -- 1.1%
Chattem, Inc. *(a)                                            9,003    338,963
Nu Skin Enterprises, Inc. - Class A                          11,092    194,443
                                                                    ----------
                                                                       533,406
                                                                    ----------
PHARMACEUTICALS -- 3.3%
Albany Molecular Research, Inc. *(a)                          5,585     56,743
Alpharma, Inc. - Class A (a)                                  6,000    160,920
Charles River Laboratories International, Inc. *                158      7,745
Connetics Corp. *(a)                                          2,500     42,325
Endo Pharmaceuticals Holdings, Inc. *                         4,112    134,915
Enzon Pharmaceuticals, Inc. *                                 3,899     31,582
King Pharmaceuticals, Inc. *                                 11,688    201,618
Medicis Pharmaceutical Corp. - Class A (a)                    4,700    153,220
Regeneron Pharmaceuticals, Inc. *                             6,063    100,828
Savient Pharmaceuticals, Inc. *(a)                           12,000     63,960
Watson Pharmaceuticals, Inc. *                               20,654    593,596
                                                                    ----------
                                                                     1,547,452
                                                                    ----------
REAL ESTATE -- 7.7%
CBL & Associates Properties, Inc. (REIT) (a)                 19,757    838,685
Cedar Shopping Centers, Inc. (REIT) (a)                       3,366     53,317
Commercial Net Lease Realty, Inc. (REIT) (a)                  6,063    141,268
Correctional Properties Trust (REIT) (a)                      1,400     35,070
Digital Realty Trust, Inc. (REIT)                             4,500    126,765
Equity Inns, Inc. (REIT)                                     28,973    469,362
FelCor Lodging Trust, Inc. (REIT)                            11,060    233,366
Hospitality Properties Trust (REIT)                           3,210    140,181
Innkeepers USA Trust (REIT)                                   6,110    103,564
LTC Properties, Inc. (REIT)                                   3,914     91,040
MeriStar Hospitality Corp. (REIT) *                          14,034    145,673
Mills Corp. (REIT) (a)                                        4,500    126,000
National Health Investors, Inc. (REIT)                        9,539    242,291
Nationwide Health Properties, Inc. (REIT) (a)                 8,930    191,995
Newcastle Investment Corp. (REIT) (a)                         3,853     92,164
Novastar Financial, Inc. (REIT) (a)                           2,004     67,014
OMEGA Healthcare Investors, Inc. (REIT)                       8,416    117,992
RAIT Investment Trust (REIT) (a)                              9,933    280,508
Senior Housing Properties Trust (REIT)                        5,800    104,980
                                                                    ----------
                                                                     3,601,235
                                                                    ----------
RETAIL - SPECIALTY -- 8.3%
Borders Group, Inc.                                           8,905    224,762
Buckle, Inc. (a)                                              2,140     87,633
Cato Corp. (The) - Class A                                   16,110    384,385
CSK Auto Corp. *(a)                                           2,796     38,781
CSS Industries, Inc. (a)                                        747     24,457
Escala Group, Inc. *(a)                                       1,166     30,538
Genesco, Inc. *(a)                                              914     35,545
Payless ShoeSource, Inc. *                                   13,705    313,707
SUPERVALU, Inc.                                              27,871    858,984
Timberland Co. (The) - Class A *                             25,417    870,024
Too, Inc. *(a)                                                9,666    332,027
Trans World Entertainment Corp. *(a)                          3,641     20,280
Wilsons The Leather Experts, Inc. *(a)                        1,479      5,768

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                            SHARES      VALUE
------------------------------------------------------------------------------------
RETAIL - SPECIALTY - CONTINUED
Yankee Candle Co., Inc.                                           24,664 $   675,054
                                                                         -----------
                                                                           3,901,945
                                                                         -----------
ROAD & RAIL -- 0.2%
Arkansas Best Corp. (a)                                            2,932     114,700
                                                                         -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
Emulex Corp. *(a)                                                 39,689     678,285
IXYS Corp. *(a)                                                    4,705      43,380
Lam Research Corp. *                                               6,663     286,509
PortalPlayer, Inc. *(a)                                           12,286     273,118
QLogic Corp. *                                                     3,200      61,920
TriQuint Semiconductor, Inc. *(a)                                 23,100     113,652
                                                                         -----------
                                                                           1,456,864
                                                                         -----------
SOFTWARE -- 7.1%
Ansoft Corp. *                                                     1,002      41,773
BMC Software, Inc. *                                              48,062   1,041,023
Citrix Systems, Inc. *                                            31,265   1,184,944
EPIQ Systems, Inc. *(a)                                            2,895      55,005
Hyperion Solutions Corp. *                                        13,994     456,204
Magma Design Automation, Inc. *(a)                                 2,701      23,364
MicroStrategy, Inc. *(a)                                           4,691     493,915
SPSS, Inc. *                                                       2,068      65,473
                                                                         -----------
                                                                           3,361,701
                                                                         -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.9%
ADTRAN, Inc.                                                       9,000     235,620
CenturyTel, Inc.                                                  15,469     605,147
Cincinnati Bell, Inc. *                                            8,000      36,160
Intrado, Inc. *                                                    3,087      80,200
MasTec, Inc. *(a)                                                  2,300      32,591
Premiere Global Services, Inc. *                                  34,491     277,653
TALK America Holdings, Inc. *(a)                                   5,546      47,307
Tekelec *(a)                                                       3,814      52,748
                                                                         -----------
                                                                           1,367,426
                                                                         -----------
TEXTILES, APPAREL & LUXURY GOODS -- 2.8%
Columbia Sportswear Co. *(a)                                       8,032     428,347
DHB Industries, Inc. *(a)                                         15,695      75,022
Tommy Hilfiger Corp. *                                            14,298     235,488
UniFirst Corp. (a)                                                   600      19,932
Wolverine World Wide, Inc.                                        26,250     580,912
                                                                         -----------
                                                                           1,339,701
                                                                         -----------
TRANSPORTATION -- 0.2%
Hub Group, Inc. - Class A *                                        1,985      90,476
                                                                         -----------
Total Common Stocks (Cost $38,527,074)                                    46,261,466
                                                                         -----------
MUTUAL FUNDS -- 1.2%
iShares Russell 2000 Index Fund (a)                                4,156     315,856
iShares Russell Midcap Growth Index Fund                             541      54,831
iShares Russell Midcap Value Index Fund (a)                          683      91,112
Midcap SPDR Trust Series I                                           746     108,058
                                                                         -----------
                                                                             569,857
                                                                         -----------
Total Mutual Funds (Cost $558,036)                                           569,857
                                                                         -----------

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT      VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 25.2%
State Street Securities Lending Navigator Prime Portfolio (b)
  (Cost -- $11,855,715)                                       11,855,715  11,855,715
                                                                         -----------

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 124.8% (Cost $50,940,825)             $ 58,687,038
                                                           ------------
Other Assets and Liabilities (net) -- (24.8)%               (11,665,123)
                                                           ------------
TOTAL NET ASSETS -- 100.0%                                 $ 47,021,915
                                                           ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $9,665,076 and $1,918,863 respectively, resulting in a net unrealized appreciation of $7,746,213.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investments of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
RCM GLOBAL TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
------------------------------------------------------------------------------
COMMON STOCKS -- 94.3%
AEROSPACE & DEFENSE -- 0.2%
United Technologies Corp.                                    9,020 $   522,889
                                                                   -----------
BUILDING MATERIALS -- 0.4%
Mitsubishi Heavy, Ltd.                                     218,000   1,039,442
                                                                   -----------
CHEMICALS -- 0.6%
Tokuyama Corp.                                              98,000   1,665,897
                                                                   -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 6.4%
Alcatel S.A. *                                             453,000   6,996,198
Ciena Corp. *                                            1,160,000   6,043,600
Cisco Systems, Inc. *                                      118,200   2,561,394
Comverse Technology, Inc. *                                    880      20,706
Research In Motion, Ltd. *                                  12,320   1,045,722
                                                                   -----------
                                                                    16,667,620
                                                                   -----------
COMPUTER SOFTWARE & PROCESSING -- 1.0%
Electronic Data Systems Corp.                               95,030   2,549,655
                                                                   -----------
COMPUTERS & PERIPHERALS -- 7.7%
Apple Computer, Inc. *                                      30,760   1,929,267
Hewlett-Packard Co.                                         28,880     950,152
Matsushita Electric Industrial Co., Ltd.                    49,000   1,087,606
NCR Corp. *                                                  5,620     234,860
Network Appliance, Inc. *                                  165,000   5,944,950
Pixar *                                                     48,310   3,098,603
SanDisk Corp. *                                                 10         575
Sun Microsystems, Inc. *                                 1,380,000   7,079,400
                                                                   -----------
                                                                    20,325,413
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.3%
Broadcom Corp., - Class A*                                  91,420   3,945,687
Canon, Inc.                                                 10,300     681,607
Hitachi, Ltd.                                              147,000   1,042,194
Intermec, Inc. *(a)                                          7,720     235,537
Murata Manufacturing Co., Ltd.                              15,600   1,058,730
Nidec Corp.                                                 16,800   1,378,554
Samsung Electronics Co., Ltd. (GDR) (144A)                   9,100   2,973,425
                                                                   -----------
                                                                    11,315,734
                                                                   -----------
ENERGY -- 1.0%
Evergreen Solar, Inc. *(a)                                 172,900   2,662,660
                                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 4.5%
Energy Conversion Devices, Inc. *(a)                        85,290   4,194,562
Schlumberger, Ltd.                                          25,360   3,209,815
Sunpower Corp., - Class A*(a)                               29,510   1,126,102
Suntech Power Holdings Co., Ltd. (ADR) *                    85,910   3,177,811
                                                                   -----------
                                                                    11,708,290
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.0%
WellPoint, Inc. *                                              340      26,326
                                                                   -----------
INTERNET & CATALOG RETAIL -- 3.4%
Amazon.com, Inc. *(a)                                          470      17,159
eBay, Inc. *                                               188,400   7,358,904
Rakuten, Inc.                                                1,740   1,585,537
                                                                   -----------
                                                                     8,961,600
                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 10.1%
CheckFree Corp. *                                           63,930   3,228,465
Ctrip.com International, Ltd. (ADR) *(a)                    32,270   2,668,729

MET INVESTORS SERIES TRUST
RCM GLOBAL TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - CONTINUED
F5 Networks, Inc. *                                         64,390 $ 4,667,631
Google, Inc., - Class A*                                    21,380   8,338,200
Netease.com, Inc. (ADR) *(a)                                53,000   1,300,620
SINA Corp. *(a)                                             13,110     365,769
Tencent Holdings, Ltd.                                   2,620,000   4,403,833
Yahoo Japan Corp.                                            2,320   1,418,836
                                                                   -----------
                                                                    26,392,083
                                                                   -----------
IT CONSULTING & SERVICES -- 2.7%
Cognizant Technology Solutions Corp., - Class A*           104,390   6,210,161
Telvent GIT, S.A. *                                         65,220     889,601
                                                                   -----------
                                                                     7,099,762
                                                                   -----------
MACHINERY -- 0.4%
Toyota Industries Corp.                                     27,800   1,138,437
                                                                   -----------
MANUFACTURING -- 1.1%
Corning, Inc. *                                            109,090   2,935,612
                                                                   -----------
MEDIA -- 1.4%
Dreamworks Animation SKG, Inc. *(a)                         86,910   2,298,770
Usen Corp.                                                  53,260   1,269,319
XM Satelite Radio Holdings, Inc., - Class A*                    10         223
                                                                   -----------
                                                                     3,568,312
                                                                   -----------
OIL & GAS -- 3.9%
Cooper Cameron Corp. *                                      12,960     571,277
Diamond Offshore Drilling, Inc. (a)                         28,840   2,581,180
ENSCO International, Inc.                                   14,940     768,663
GlobalSantaFe Corp.                                         27,490   1,670,017
National-Oilwell, Inc. *                                    11,550     740,586
Valero Energy Corp.                                         42,100   2,516,738
Weatherford International, Ltd. *                           30,160   1,379,820
                                                                   -----------
                                                                    10,228,281
                                                                   -----------
PHARMACEUTICALS -- 2.7%
Celgene Corp. *(a)                                          80,370   3,553,961
Neurocrine Biosciences, Inc. *(a)                           55,360   3,572,935
                                                                   -----------
                                                                     7,126,896
                                                                   -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 13.7%
ASML Holding N.V. *(a)                                     106,340   2,166,146
Chartered Semiconductor Manufacturing (ADR)                  2,790      26,979
Chartered Semiconductor Manufacturing, Ltd. *            6,300,000   6,104,304
Marvell Technology Group, Ltd. *                            75,950   4,108,895
MEMC Electronic Materials, Inc. *                           54,050   1,995,526
Micron Technology, Inc. *                                  211,200   3,108,864
National Semiconductor Corp.                                95,410   2,656,214
NVIDIA Corp. *                                              75,280   4,310,533
QLogic Corp. *                                             198,000   3,831,300
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)     765,390   7,699,823
                                                                   -----------
                                                                    36,008,584
                                                                   -----------
SOFTWARE -- 21.1%
Activision, Inc. *                                          90,120   1,242,755
Autodesk, Inc.                                             194,000   7,472,880
Cerner Corp. *(a)                                          157,600   7,478,120
Citrix Systems, Inc. *                                     214,600   8,133,340
Cognos, Inc. *(a)                                          136,020   5,291,178
Electronic Arts, Inc. *                                     29,140   1,594,541
EMC Corp. *                                                    480       6,542
Mercury Interactive Corp. *                                105,490   3,671,052

MET INVESTORS SERIES TRUST
RCM GLOBAL TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                                  SHARES / PAR
SECURITY DESCRIPTION                                                                                 AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE - CONTINUED
NAVTEQ Corp. *                                                                                          1,030  $     52,170
Nintendo Co., Ltd.                                                                                      8,900     1,333,583
Red Hat, Inc. *(a)                                                                                    381,800    10,682,764
Salesforce.com, Inc. *(a)                                                                             169,800     6,168,834
THQ, Inc. *(a)                                                                                         85,060     2,202,203
                                                                                                               ------------
                                                                                                                 55,329,962
                                                                                                               ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.9%
ADC Telecommunications, Inc. *(a)                                                                      73,950     1,892,381
Amdocs, Ltd. *                                                                                        227,200     8,192,832
Telefonaktiebolaget LM Ericsson (ADR) *(a)                                                              2,010        75,817
                                                                                                               ------------
                                                                                                                 10,161,030
                                                                                                               ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.8%
QUALCOMM, Inc.                                                                                        198,000    10,020,780
                                                                                                               ------------
Total Common Stocks (Cost $215,279,847)                                                                         247,455,265
                                                                                                               ------------
WARRANTS -- 1.3%
HON HAI Precision Industry Co., Expire 11/17/10 *                                                     152,400       943,755
Motech Industries Inc., Expire 02/08/11 *                                                              97,560     2,476,951
                                                                                                               ------------
Total Warrants (Cost $3,071,069)                                                                                  3,420,706
                                                                                                               ------------
OPTIONS -- 3.7%
Cisco Systems, Inc. Calls, Expire 01/19/08                                                            374,000     1,832,600
Hewlett Packard Calls, Expire 01/20/07                                                                243,000     1,360,800
Hewlett Packard Calls, Expire 01/20/07                                                                386,000     3,512,600
Microsoft Corp. Calls, Expire 01/19/08                                                                480,000     2,400,000
Sandisk Corp. Puts, Expire 05/20/06                                                                   159,300       541,620
                                                                                                               ------------
Total Options (Cost $7,958,956)                                                                                   9,647,620
                                                                                                               ------------
SHORT - TERM INVESTMENTS -- 26.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at
  $20,864,389 on 04/03/06 collateralized by 20,885,000 FHLB at 5.80% due 09/02/08 with a value of
  $21,279,539.                                                                                     20,859,000    20,859,000
State Street Security Lending Navigator Prime Portfolio (b)                                        48,201,064    48,201,064
                                                                                                               ------------
Total Short - Term Investments (Cost $69,060,064)                                                                69,060,064
                                                                                                               ------------
TOTAL INVESTMENTS -- 125.6% (Cost $295,369,936)                                                                 329,583,655
                                                                                                               ------------
Other Assets and Liabilities (net) -- (25.6)%                                                                   (67,121,450)
                                                                                                               ------------
TOTAL NET ASSETS -- 100.0%                                                                                     $262,462,205
                                                                                                               ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal tax income tax purposes, are $36,641,370 and $2,427,651 respectively, resulting in a net unrealized appreciation of $34,213,719.

*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depository Receipt
GDR - Global Depositary Receipt
FHLB - Federal Home Loan Bank

                                                 STRIKE   NUMBER OF
PUT OPTIONS                          EXPIRATION  PRICE    CONTRACTS      VALUE
----------------------------------------------------------------------------------
Sandisk Corp.                        05/20/2006 $  47.50      (1,593)    (183,195)
                                                                      -----------

(Written Option Premium $235,757)

                                                 STRIKE   NUMBER OF
CALL OPTIONS                         EXPIRATION  PRICE    CONTRACTS      VALUE
----------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 04/26/2006 $  60.00        (495)    (202,950)
Ctrip.com International, Ltd.        06/17/2006    40.00        (312)    (252,720)
Network Appliance, Inc.              06/17/2006    36.00        (369)     (42,206)
Network Appliance, Inc.              07/22/2006    37.50        (448)     (82,880)
                                                                      -----------
                                                                      $  (580,756)
                                                                      ===========
(Written Option Premium $432,122)

SECURITIES SOLD SHORT                            SHARES   PROCEEDS       VALUE
----------------------------------------------------------------------------------
International Rectifier Corp.                     17,800     615,876      737,454
Juniper Networks, Inc.                           125,500   2,531,841    2,399,560
Nasdaq-100 Index Tracking Stock                   42,900   1,771,857    1,799,226
                                                -------- -----------  -----------
                                                 186,200 $ 4,919,574  $ 4,936,240
                                                ======== ===========  ===========

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
-----------------------------------------------------------------------------
COMMON STOCKS -- 82.4%
AEROSPACE & DEFENSE -- 1.0%
Herley Industries, Inc. *(a)                              466,612 $ 9,742,859
                                                                  -----------
AUTO COMPONENTS -- 5.2%
American Axle & Manufacturing Holdings, Inc. (a)          689,200  11,805,996
Bandag, Inc. (a)                                          400,900  16,785,683
Superior Industries International, Inc. (a)             1,264,275  24,476,364
                                                                  -----------
                                                                   53,068,043
                                                                  -----------
BANKS -- 2.6%
Brookline Bancorp, Inc. (a)                               586,861   9,090,477
Investors Bancorp, Inc. *                                 182,400   2,542,656
Kearny Financial Corp. (a)                                 92,849   1,274,817
NewAlliance Bancshares, Inc. (a)                          799,162  11,531,908
Rockville Financial, Inc. *(a)                             34,644     496,448
Wauwatosa Holdings, Inc. *(a)                             102,550   1,394,680
                                                                  -----------
                                                                   26,330,986
                                                                  -----------
CHEMICALS -- 1.6%
Agrium, Inc.                                              661,600  16,712,016
                                                                  -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 6.0%
Bel Fuse, Inc. - Class B (a)                               59,277   2,076,473
CommScope, Inc. *(a)                                      708,200  20,219,110
Comverse Technology, Inc. *(a)                            273,400   6,433,102
Sycamore Networks, Inc. *(a)                            4,403,370  20,695,839
Tellabs, Inc. *                                           756,901  12,034,726
                                                                  -----------
                                                                   61,459,250
                                                                  -----------
COMPUTERS & PERIPHERALS -- 2.0%
Electronics for Imaging, Inc. *(a)                        396,098  11,078,861
Ingram Micro, Inc. - Class A *                            236,450   4,729,000
Lexmark International, Inc. - Class A *(a)                105,400   4,783,052
                                                                  -----------
                                                                   20,590,913
                                                                  -----------
ELECTRICAL EQUIPMENT -- 3.5%
American Power Conversion Corp. (a)                       198,500   4,587,335
Coherent, Inc. *(a)                                       279,328   9,807,206
Credence Systems Corp. *(a)                               921,150   6,761,241
Electro Scientific Industries, Inc. *(a)                  683,106  15,117,136
                                                                  -----------
                                                                   36,272,918
                                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
AVX Corp. (a)                                             663,000  11,735,100
Bel Fuse, Inc. - Class A (a)                              111,088   3,131,571
Park Electrochemical Corp.                                383,700  11,319,150
Synopsys, Inc. *                                          332,436   7,429,944
                                                                  -----------
                                                                   33,615,765
                                                                  -----------
FINANCIAL SERVICES -- 2.6%
Ichiyoshi Securities Co., Ltd.                            481,700   9,283,099
Leucadia National Corp. (a)                               194,550  11,606,853
Westwood Holdings Group, Inc.                             270,525   5,342,869
                                                                  -----------
                                                                   26,232,821
                                                                  -----------
FOOD PRODUCTS -- 0.5%
Industrias Bachoco, S.A. (ADR) (a)                        321,600   5,605,488
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Cross Country Healthcare, Inc. *(a)                       346,000   6,698,560
                                                                  -----------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                SHARES      VALUE
-------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
Vail Resorts, Inc. *(a)                              106,000 $  4,051,320
                                                             ------------
HOUSEHOLD DURABLES -- 4.4%
Cavco Industries, Inc. *                             302,326   14,690,020
Coachmen Industries, Inc. (a)                        874,000    9,946,120
Haverty Furniture Cos, Inc. (a)                      457,378    6,563,374
Skyline Corp. (a)                                    238,100    9,852,578
Stanley Furniture Co., Inc. (a)                      142,070    4,155,548
                                                             ------------
                                                               45,207,640
                                                             ------------
INDUSTRIAL - DIVERSIFIED -- 1.4%
Trinity Industries, Inc. (a)                         259,500   14,114,205
                                                             ------------
INSURANCE -- 6.1%
Arch Capital Group, Ltd. *(a)                        180,974   10,449,439
Brit Insurance Holdings PLC                        3,642,800    6,147,339
E-L Financial Corp.                                   24,255   11,871,768
FBL Financial Group, Inc. - Class A (a)              277,500    9,559,875
Montpelier Re Holdings, Ltd. (a)                     546,300    8,904,690
National Western Life Insurance Co. - Class A *(a)    22,959    5,333,146
Phoenix Cos., Inc. (The) (a)                         639,300   10,420,590
                                                             ------------
                                                               62,686,847
                                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 3.5%
JAKKS Pacific, Inc. *(a)                             461,436   12,338,799
Leapfrog Enterprises, Inc. *(a)                    1,709,000   18,149,580
Russ Berrie & Co., Inc. (a)                          336,290    5,111,608
                                                             ------------
                                                               35,599,987
                                                             ------------
MACHINERY -- 1.5%
Alamo Group, Inc. (a)                                409,300    9,061,902
Lindsay Manufacturing Co. (a)                        242,100    6,558,489
                                                             ------------
                                                               15,620,391
                                                             ------------
METALS & MINING -- 1.9%
Fording Canadian Coal Trust (a)                      346,700   13,171,133
RTI International Metals, Inc. *(a)                  111,200    6,099,320
                                                             ------------
                                                               19,270,453
                                                             ------------
OIL & GAS -- 14.1%
Comstock Resources, Inc. *(a)                        607,467   18,035,695
Maverick Tube Corp. *(a)                             618,200   32,758,418
Pogo Producing Co. (a)                               472,300   23,733,075
St. Mary Land & Exploration Co. (a)                  613,203   25,037,079
Tidewater, Inc. (a)                                  353,800   19,540,374
Whiting Petroleum Corp. *(a)                         433,373   17,763,959
Willbros Group, Inc. *(a)                            377,100    7,670,214
                                                             ------------
                                                              144,538,814
                                                             ------------
PAPER & FOREST PRODUCTS -- 2.2%
Canfor Corp. *                                       750,150    9,195,221
Deltic Timber Corp. (a)                               62,900    3,811,740
TimberWest Forest Corp.                              772,200    9,339,741
                                                             ------------
                                                               22,346,702
                                                             ------------
PHARMACEUTICALS -- 1.3%
PAREXEL International Corp. *(a)                     281,481    7,442,358
Pharmaceutical Product Development, Inc. (a)         172,350    5,965,033
                                                             ------------
                                                               13,407,391
                                                             ------------
REAL ESTATE -- 9.0%
Avatar Holdings, Inc. *(a)                            90,500    5,520,500
Brookfield Asset Management, Inc. - Class A          245,000   13,489,700

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                              SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - CONTINUED
Forest City Enterprises, Inc. - Class A (a)                                                         403,000 $   19,001,450
Jones Lang Lasalle, Inc. (a)                                                                         70,327      5,382,829
Origen Financial, Inc. (REIT) (a)                                                                   861,965      5,240,747
PS Business Parks, Inc. (REIT) (a)                                                                   61,200      3,422,304
St. Joe Co. (The) (a)                                                                               216,300     13,592,292
Trammell Crow Co. *(a)                                                                              756,500     26,976,790
                                                                                                            --------------
                                                                                                                92,626,612
                                                                                                            --------------
RETAIL - SPECIALTY -- 1.5%
Buckle, Inc. (The) (a)                                                                              189,700      7,768,215
Dress Barn, Inc. (The) *(a)                                                                          31,734      1,521,645
Sears Holdings Corp. *(a)                                                                            47,400      6,268,176
                                                                                                            --------------
                                                                                                                15,558,036
                                                                                                            --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
GSI Group, Inc. *(a)                                                                                492,620      5,443,451
                                                                                                            --------------
SOFTWARE -- 1.4%
Borland Software Corp. *(a)                                                                       1,746,002      9,428,411
Sybase, Inc. *(a)                                                                                   226,600      4,785,792
                                                                                                            --------------
                                                                                                                14,214,203
                                                                                                            --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.9%
IDT Corp. - Class B *(a)                                                                            878,500      9,724,995
                                                                                                            --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
K-Swiss, Inc. - Class A (a)                                                                         316,257      9,531,986
                                                                                                            --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
Handleman Co. (a)                                                                                 1,117,719     10,730,102
                                                                                                            --------------
TRANSPORTATION -- 1.4%
Alexander & Baldwin, Inc. (a)                                                                       297,031     14,162,438
                                                                                                            --------------
Total Common Stocks (Cost $589,643,140)                                                                        845,165,192
                                                                                                            --------------

                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 42.3%
U.S. Treasury Bills 4.20%, due 06/29/06 (c)                                                    $ 40,000,000     39,570,200
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $143,219,989 on 04/03/06 collateralized by $151,600,000 FNMA at 3.25% due 08/15/08 with
  a value of $146,047,195.20.                                                                   143,183,000    143,183,000
State Street Navigator Securities Lending Prime Portfolio (b)                                   251,708,871    251,708,871
                                                                                                            --------------
Total Short - Term Investments (Cost $434,048,704)                                                             434,462,071
                                                                                                            --------------
TOTAL INVESTMENTS -- 124.7% (Cost $1,023,691,844)                                                            1,279,627,263
                                                                                                            --------------
Other Assets and Liabilities (net) -- (24.7)%                                                                 (253,751,883)
                                                                                                            --------------
TOTAL NET ASSETS -- 100.0%                                                                                  $1,025,875,380
                                                                                                            ==============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $278,272,464 and $22,337,045 respectively, resulting in a net unrealized appreciation of $255,935,419.
*   Non-income producing security
(a) All or portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
(c) Zero coupon bond- Interest rate represents current yield to maturity.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
COMMON STOCKS -- 95.1%
AEROSPACE & DEFENSE -- 2.8%
Alliant Techsystems, Inc. *                              67,000 $ 5,170,390
Goodrich Corp.                                          146,000   6,367,060
Rockwell Collins, Inc.                                  181,000  10,199,350
                                                                -----------
                                                                 21,736,800
                                                                -----------
AIR FREIGHT & LOGISTICS -- 0.3%
Expeditors International of Washington, Inc.             26,000   2,246,140
                                                                -----------
AIRLINES -- 1.1%
Southwest Airlines Co.                                  464,000   8,347,360
                                                                -----------
AUTOMOTIVE -- 1.6%
CarMax, Inc. *(a)                                       101,000   3,300,680
Oshkosh Truck Corp.                                     135,000   8,402,400
TRW Automotive Holdings Corp. *                          25,000     582,500
                                                                -----------
                                                                 12,285,580
                                                                -----------
BANKS -- 0.2%
SVB Financial Group *(a)                                 29,000   1,538,450
                                                                -----------
BEVERAGES -- 0.3%
Cott Corp. *(a)                                         179,000   2,305,520
                                                                -----------
BIOTECHNOLOGY -- 1.2%
Gilead Sciences, Inc. *                                  71,000   4,417,620
Myogen, Inc. *(a)                                        46,000   1,666,580
PDL BioPharma, Inc. *(a)                                 92,000   3,017,600
                                                                -----------
                                                                  9,101,800
                                                                -----------
CHEMICALS -- 0.6%
Nalco Holding Co. *                                     280,000   4,956,000
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 6.2%
ChoicePoint, Inc. *                                     167,000   7,473,250
Cogent, Inc. *(a)                                       162,000   2,971,080
Education Management Corp. *                            110,000   4,576,000
Global Payments, Inc.                                    78,000   4,134,780
Iron Mountain, Inc. *                                   175,000   7,129,500
Manpower, Inc.                                          140,000   8,005,200
MoneyGram International, Inc.                           196,000   6,021,120
Resources Connection, Inc. *                             30,500     759,755
Robert Half International, Inc.                          89,000   3,436,290
United Rentals, Inc. *(a)                                80,000   2,760,000
Viad Corp.                                               59,000   2,022,520
                                                                -----------
                                                                 49,289,495
                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.9%
American Standard Cos., Inc.                            117,000   5,014,620
Comverse Technology, Inc. *                              92,000   2,164,760
                                                                -----------
                                                                  7,179,380
                                                                -----------
COMPUTER -- 0.6%
Symbol Technologies, Inc. (a)                           464,000   4,909,120
                                                                -----------
COMPUTER SOFTWARE & PROCESSING -- 0.4%
Jack Henry & Associates, Inc. (a)                       155,000   3,544,850
                                                                -----------
EDUCATION -- 0.4%
Laureate Education, Inc. *                               57,000   3,042,660
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.5%
Danaher Corp.                                            80,000   5,084,000
Dolby Laboratories, Inc. *                              107,000   2,236,300

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Flextronics International, Ltd. *                       411,000 $ 4,253,850
FLIR Systems, Inc. *(a)                                 163,000   4,630,830
FMC Technologies, Inc. *                                130,000   6,658,600
Gentex Corp. (a)                                        306,000   5,342,760
Harman International Industries, Inc.                    54,000   6,001,020
Jabil Circuit, Inc. *                                   183,000   7,843,380
Spansion, Inc. *(a)                                     176,000   2,604,800
Xilinx, Inc.                                            274,000   6,976,040
                                                                -----------
                                                                 51,631,580
                                                                -----------
FINANCIAL - DIVERSIFIED -- 4.8%
CapitalSource, Inc. (a)                                  67,000   1,666,960
E*TRADE Financial Corp. *                               280,000   7,554,400
Fidelity National Information Services, Inc.            140,000   5,677,000
Investors Financial Services Corp. (a)                   27,000   1,265,490
Janus Capital Group, Inc.                               159,000   3,684,030
Legg Mason, Inc.                                         47,000   5,890,510
Nuveen Investments - Class A (a)                         91,000   4,381,650
TD Ameritrade Holding Corp. *                           368,000   7,680,160
                                                                -----------
                                                                 37,800,200
                                                                -----------
FINANCIAL SERVICES -- 0.6%
Eaton Vance Corp. (a)                                   183,000   5,010,540
                                                                -----------
FOOD & DRUG RETAILING -- 1.1%
Omnicare, Inc. (a)                                       68,000   3,739,320
Shoppers Drug Mart Corp.                                 44,000   1,676,496
Shoppers Drug Mart Corp. * (144A) (c)                    28,000   1,066,861
Whole Foods Market, Inc.                                 37,000   2,458,280
                                                                -----------
                                                                  8,940,957
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
C.R. Bard, Inc.                                          23,000   1,559,630
Edwards Lifesciences Corp. *                            127,000   5,524,500
Gen-Probe, Inc. *                                        59,000   3,252,080
Kinetic Concepts, Inc. *                                 78,000   3,211,260
Patterson Companies, Inc. *                             184,000   6,476,800
Thermo Electron Corp. *                                 117,000   4,339,530
                                                                -----------
                                                                 24,363,800
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.9%
Community Health Systems, Inc. *                        113,000   4,084,950
Coventry Health Care, Inc. *                             45,000   2,429,100
DaVita, Inc. *                                           45,000   2,709,450
Health Management Associates, Inc. - Class A            196,000   4,227,720
Humana, Inc. *                                           91,000   4,791,150
Laboratory Corp. of America Holdings *                  126,000   7,368,480
Manor Care, Inc. (a)                                    183,000   8,116,050
Triad Hospitals, Inc. *(a)                              118,000   4,944,200
                                                                -----------
                                                                 38,671,100
                                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 4.1%
Cheesecake Factory, Inc. (The) *                        123,000   4,606,350
Fairmont Hotels & Resorts, Inc.                         222,000   9,923,400
International Game Technology                           186,000   6,550,920
P.F. Chang's China Bistro, Inc. *(a)                     49,000   2,415,210
Tim Hortons, Inc. *(a)                                   36,000     955,800
Wendy's International, Inc.                              17,000   1,055,020
Wynn Resorts, Ltd. *(a)                                  85,000   6,532,250
                                                                -----------
                                                                 32,038,950
                                                                -----------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.6%
ITT Industries, Inc.                                     94,000 $ 5,284,680
Roper Industries, Inc.                                  250,000  12,157,500
Teleflex, Inc.                                           46,000   3,294,980
                                                                -----------
                                                                 20,737,160
                                                                -----------
INSURANCE -- 1.8%
Assurant, Inc.                                          137,000   6,747,250
Axis Capital Holdings, Ltd.                             155,000   4,634,500
Principal Financial Group, Inc.                          57,000   2,781,600
                                                                -----------
                                                                 14,163,350
                                                                -----------
INTERNET & CATALOG RETAIL -- 0.8%
Amazon.com, Inc. *(a)                                   174,000   6,352,740
                                                                -----------
INTERNET SOFTWARE & SERVICES -- 3.4%
CheckFree Corp. *                                       103,000   5,201,500
CNET Networks, Inc. *(a)                                275,400   3,913,434
Getty Images, Inc. *(a)                                  51,000   3,818,880
Juniper Networks, Inc. *                                169,000   3,231,280
McAfee, Inc. *                                          137,000   3,333,210
Monster Worldwide, Inc. *                               149,000   7,429,140
                                                                -----------
                                                                 26,927,444
                                                                -----------
IT CONSULTING & SERVICES -- 1.7%
CACI International, Inc. - Class A *(a)                  82,000   5,391,500
DST Systems, Inc. *                                     140,000   8,111,600
                                                                -----------
                                                                 13,503,100
                                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp.                                          92,000   3,575,120
                                                                -----------
MANUFACTURING -- 1.6%
AMETEK, Inc.                                            183,000   8,227,680
Pentair, Inc.                                           100,000   4,075,000
                                                                -----------
                                                                 12,302,680
                                                                -----------
MEDIA -- 4.4%
Catalina Marketing Corp. (a)                            149,000   3,441,900
Citadel Broadcasting Corp. (a)                          324,000   3,593,160
Clear Channel Outdoor Holdings, Inc. *(a)                69,000   1,618,050
Discovery Holding Co. *(a)                              250,000   3,750,000
Dreamworks Animation SKG, Inc. *(a)                      76,000   2,010,200
Lamar Advertising Co. - Class A *(a)                    175,000   9,208,500
Rogers Communications, Inc. - Class B                   149,000   5,684,350
Univision Communications, Inc. - Class A *              160,000   5,515,200
                                                                -----------
                                                                 34,821,360
                                                                -----------
METALS & MINING -- 0.6%
Newmont Mining Corp.                                     91,000   4,721,990
                                                                -----------
OIL & GAS -- 6.7%
BJ Services Co.                                         300,000  10,380,000
Cooper Cameron Corp. *                                   55,000   2,424,400
EOG Resources, Inc.                                     137,000   9,864,000
Murphy Oil Corp.                                        158,000   7,871,560
Smith International, Inc.                               214,000   8,337,440
Ultra Petroleum Corp. *                                  18,000   1,121,580
Western Gas Resources, Inc. (a)                          89,000   4,294,250
XTO Energy, Inc.                                        198,000   8,626,860
                                                                -----------
                                                                 52,920,090
                                                                -----------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
PHARMACEUTICALS -- 7.6%
Abgenix, Inc. *(a)                                      100,000 $ 2,250,000
Alkermes, Inc. *(a)                                     163,000   3,594,150
Allergan, Inc.                                                0           6
Amylin Pharmaceuticals, Inc. *(a)                        87,000   4,258,650
Barr Pharmaceuticals, Inc. *                            116,000   7,305,680
Cephalon, Inc. *(a)                                     133,000   8,013,250
Elan Corp. Plc (ADR) *(a)                               348,000   5,025,120
Human Genome Sciences, Inc. *(a)                         71,000     771,770
MedImmune, Inc. *                                       315,000  11,522,700
Neurocrine Biosciences, Inc. *(a)                        55,000   3,549,700
OSI Pharmaceuticals, Inc. *(a)                           67,000   2,150,700
Sepracor, Inc. *(a)                                      65,000   3,172,650
Theravance, Inc. *(a)                                    46,000   1,289,840
Valeant Pharmaceuticals International (a)               149,000   2,361,650
Vertex Pharmaceuticals, Inc. *(a)                       126,000   4,610,340
                                                                -----------
                                                                 59,876,206
                                                                -----------
RETAIL - SPECIALTY -- 5.3%
Bed Bath & Beyond, Inc. *                                58,000   2,227,200
Best Buy Co., Inc.                                      108,000   6,040,440
CDW Corp.                                                69,000   4,060,650
Dollar General Corp.                                    229,000   4,046,430
Family Dollar Stores, Inc.                               12,000     319,200
Michaels Stores, Inc.                                   114,000   4,284,120
MSC Industrial Direct Co., Inc. - Class A                26,000   1,404,520
O' Reilly Automotive, Inc. *(a)                         146,000   5,337,760
PETsMART, Inc.                                          229,000   6,444,060
Ross Stores, Inc.                                       136,000   3,969,840
Williams-Sonoma, Inc. *                                  93,000   3,943,200
                                                                -----------
                                                                 42,077,420
                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.8%
Altera Corp. *                                          297,000   6,130,080
AMIS Holdings, Inc. *(a)                                 86,000     779,160
Intersil Corp. - Class A                                245,000   7,085,400
Linear Technology Corp.                                 186,000   6,524,880
Marvell Technology Group, Ltd. *                         46,000   2,488,600
Microchip Technology, Inc.                              183,000   6,642,900
National Semiconductor Corp.                            141,000   3,925,440
Novellus Systems, Inc.                                  182,000   4,368,000
PMC-Sierra, Inc. *(a)                                   206,000   2,531,740
Semtech Corp. *(a)                                      103,000   1,842,670
Teradyne, Inc. *                                        227,000   3,520,770
                                                                -----------
                                                                 45,839,640
                                                                -----------
SOFTWARE -- 4.3%
Activision, Inc. *                                       82,333   1,135,372
Adobe Systems, Inc.                                     107,000   3,736,440
Avid Technology, Inc. *(a)                              103,000   4,476,380
Cadence Design Systems, Inc. *                          223,000   4,123,270
NAVTEQ Corp. *                                          130,000   6,584,500
Red Hat, Inc. *(a)                                      196,000   5,484,080
VeriSign, Inc. *                                        348,000   8,348,520
                                                                -----------
                                                                 33,888,562
                                                                -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.6%
ADTRAN, Inc. (a)                                         95,000   2,487,100
Amdocs, Ltd. *                                          186,000   6,707,160
Garmin, Ltd. (a)                                         85,000   6,751,550
Harris Corp.                                            161,000   7,613,690
Level 3 Communications, Inc. *                           27,000     139,860

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                            SHARES        VALUE
----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED - CONTINUED
Telus Corp.                                                       121,000 $   4,752,460
                                                                          -------------
                                                                             28,451,820
                                                                          -------------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.7%
American Tower Corp. - Class A *                                  203,000     6,154,960
Crown Castle International Corp. *                                289,000     8,193,150
Nextel Partners, Inc. - Class A *                                 251,000     7,108,320
                                                                          -------------
                                                                             21,456,430
                                                                          -------------
Total Common Stocks (Cost $570,519,496)                                     750,555,394
                                                                          -------------

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT        VALUE
----------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 22.9%
T. Rowe Price Government Reserve Investment Fund **            42,750,003    42,750,003
State Street Navigator Securities Lending Prime Portfolio (b) 138,000,262   138,000,262
                                                                          -------------
Total Short - Term Investments (Cost $180,750,265)                          180,750,265
                                                                          -------------
TOTAL INVESTMENTS -- 118.0% (Cost $751,269,761)                             931,305,659
                                                                          -------------
Other Assets and Liabilities (net) -- (18.0)%                              (142,147,452)
                                                                          -------------
TOTAL NET ASSETS -- 100.0%                                                $ 789,158,207
                                                                          =============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $193,144,885 and $13,108,987 respectively, resulting in a net unrealized appreciation of $180,035,898.
*   Non-income producing security.
**  Affiliated issuer.
(a) All or a portion of security is out on loan.
(b) Represents investment of collateral received from securities lending transactions.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ADR - American Depository Receipt

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES     VALUE
-----------------------------------------------------------------------------
COMMON STOCKS -- 96.1%

ADVERTISING -- 0.5%
aQuantive, Inc. *(a)                                       58,080 $ 1,367,203
                                                                  -----------
AUTOMOTIVE -- 0.9%
Oshkosh Truck Corp.                                        35,840   2,230,682
                                                                  -----------
BANKS -- 0.4%
Colonial BancGroup, Inc.                                   42,010   1,050,250
                                                                  -----------
BEVERAGES -- 1.2%
Hansen Natural Corp. *(a)                                  24,130   3,041,586
                                                                  -----------
BIOTECHNOLOGY -- 1.2%
Biogen Idec, Inc. *                                        25,470   1,199,637
PDL BioPharma, Inc. *(a)                                   58,320   1,912,896
                                                                  -----------
                                                                    3,112,533
                                                                  -----------
BUILDING MATERIALS -- 0.6%
Florida Rock Industries, Inc.                              29,690   1,669,172
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
Global Payments, Inc.                                      25,300   1,341,153
Manpower, Inc.                                             45,020   2,574,244
McDermott International, Inc. *                            33,060   1,800,117
MPS Group, Inc. *                                          84,580   1,294,074
VistaPrint Ltd. *                                          34,470   1,028,929
                                                                  -----------
                                                                    8,038,517
                                                                  -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.1%
JDS Uniphase Corp. *                                      712,720   2,972,042
                                                                  -----------
COMPUTERS & PERIPHERALS -- 2.8%
Advanced Micro Devices, Inc. *                            156,830   5,200,483
Network Appliance, Inc. *                                  58,580   2,110,637
                                                                  -----------
                                                                    7,311,120
                                                                  -----------
CONSTRUCTION MATERIALS -- 0.5%
Martin Marietta Materials, Inc.                            12,020   1,286,501
                                                                  -----------
CONTAINERS & PACKAGING -- 0.5%
Ball Corp.                                                 28,150   1,233,815
                                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.1%
Agilent Technologies, Inc. *                              102,210   3,837,986
Broadcom Corp. - Class A *                                115,125   4,968,795
Harman International Industries, Inc.                      21,380   2,375,959
Itron, Inc. *(a)                                           20,430   1,222,736
WESCO International, Inc. *                                52,640   3,580,046
                                                                  -----------
                                                                   15,985,522
                                                                  -----------
FINANCIAL - DIVERSIFIED -- 7.6%
Chicago Merchantile Exchange Holdings, Inc. (a)             8,410   3,763,475
Fidelity National Information Services, Inc. (a)           40,280   1,633,354
Legg Mason, Inc.                                           23,590   2,956,535
Mellon Financial Corp.                                     65,630   2,336,428
Moody's Corporation                                        33,660   2,405,344
Nasdaq Stock Market, Inc. *(a)                             45,660   1,828,226
T. Rowe Price Group, Inc.                                  38,130   2,982,147
TD Ameritrade Holding Corp. *                              94,560   1,973,467
                                                                  -----------
                                                                   19,878,976
                                                                  -----------
FINANCIAL SERVICES -- 1.1%
Affiliated Managers Group, Inc. *(a)                       26,395   2,813,971
                                                                  -----------

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES     VALUE
--------------------------------------------------------------------------
FOOD & DRUG RETAIL -- 0.7%
Omnicare, Inc. (a)                                      31,930 $ 1,755,831
                                                               -----------
FOOD & DRUG RETAILING -- 1.3%
Whole Foods Market, Inc.                                49,310   3,276,156
                                                               -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
Dade Behring Holdings, Inc.                             11,740     419,235
Intuitive Surgical, Inc. *(a)                           20,320   2,397,760
ResMed, Inc. *(a)                                       43,520   1,914,010
Thermo Electron Corp. *                                 41,720   1,547,395
Varian Medical Systems, Inc. *                          32,100   1,802,736
                                                               -----------
                                                                 8,081,136
                                                               -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.0%
DaVita, Inc. *                                          42,190   2,540,260
Express Scripts, Inc. *                                 34,290   3,014,091
Humana, Inc. *                                          31,950   1,682,167
Quest Diagnostics, Inc.                                 63,450   3,254,985
                                                               -----------
                                                                10,491,503
                                                               -----------
HOTELS, RESTAURANTS & LEISURE -- 6.0%
International Game Technology                           91,920   3,237,422
Scientific Games Corp. - Class A *                      55,800   1,960,254
Starwood Hotels & Resorts Worldwide, Inc.               69,610   4,714,685
Station Casinos, Inc.                                   48,380   3,839,921
Wynn Resorts, Ltd. *(a)                                 23,240   1,785,994
                                                               -----------
                                                                15,538,276
                                                               -----------
INDUSTRIAL CONGLOMERATES -- 1.0%
Roper Industries, Inc. (a)                              53,230   2,588,575
                                                               -----------
INSURANCE -- 0.8%
HCC Insurance Holdings, Inc. (a)                        57,050   1,985,340
                                                               -----------
INTERNET & CATALOG RETAIL -- 0.9%
Nutri/System Inc. *(a)                                  51,220   2,433,974
                                                               -----------
INTERNET SOFTWARE & SERVICES -- 7.1%
Akamai Technologies, Inc. *(a)                         111,680   3,673,155
CNET Networks, Inc. *(a)                               133,870   1,902,293
F5 Networks, Inc. *                                     52,530   3,807,899
Getty Images, Inc. *(a)                                 22,650   1,696,032
Monster Worldwide, Inc. *                               83,850   4,180,761
Openwave Systems, Inc. *(a)                            151,710   3,273,902
                                                               -----------
                                                                18,534,042
                                                               -----------
IT CONSULTING & SERVICES -- 0.5%
Redback Networks Inc. *                                 63,020   1,366,904
                                                               -----------
MANUFACTURING -- 0.8%
AMETEK, Inc.                                            44,400   1,996,224
                                                               -----------
MEDIA -- 0.9%
XM Satelite Radio Holdings, Inc. - Class A *(a)        103,190   2,298,041
                                                               -----------
Metals & Mining -- 4.9%
Allegheny Technologies, Inc.                            32,240   1,972,443
CONSOL Energy, Inc.                                     31,000   2,298,960
Joy Global, Inc.                                        59,845   3,576,936
Peabody Energy Corp.                                    34,000   1,713,940
Precision Castparts Corp. (a)                           51,790   3,076,326
                                                               -----------
                                                                12,638,605
                                                               -----------
OIL & GAS -- 8.0%
CNX Gas Corp. *(a)                                      23,040     599,040

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES     VALUE
----------------------------------------------------------------------------
OIL & GAS - CONTINUED
Cooper Cameron Corp. *                                    40,870 $ 1,801,550
Denbury Resources, Inc. *(a)                              43,530   1,378,595
Diamond Offshore Drilling, Inc. (a)                       22,250   1,991,375
Grant Prideco, Inc. *                                     45,750   1,959,930
Helix Energy Solutions Group, Inc. *                      34,510   1,307,929
National-Oilwell, Inc. *                                  32,860   2,106,983
Range Resources Corp.                                    124,105   3,389,307
Southwestern Energy Co. *(a)                              57,540   1,852,213
Sunoco, Inc.                                              34,180   2,651,343
Ultra Petroleum Corp. *                                   29,340   1,828,175
                                                                 -----------
                                                                  20,866,440
                                                                 -----------
PHARMACEUTICALS -- 6.6%
Allergan, Inc.                                            32,700   3,547,950
Barr Pharmaceuticals, Inc. *                              36,860   2,321,443
Celgene Corp. *(a)                                        76,660   3,389,905
Cephalon, Inc. *(a)                                       24,510   1,476,727
Forest Laboratories Inc. *                                50,260   2,243,104
Pharmaceutical Product Development, Inc. (a)              49,390   1,709,388
Shire Pharmaceuticals Group Plc (a)                       51,220   2,381,218
                                                                 -----------
                                                                  17,069,735
                                                                 -----------
REAL ESTATE -- 1.0%
CB Richard Ellis Group, Inc., - Class A*                  30,870   2,491,209
                                                                 -----------
RETAIL - SPECIALTY -- 6.2%
Chico's FAS, Inc. *(a)                                    56,770   2,307,133
Circuit City Stores, Inc.                                 37,500     918,000
Coach, Inc. *                                            137,270   4,746,797
GameStop Corp. - Class A*(a)                              44,730   2,108,572
Nordstrom, Inc.                                           62,390   2,444,440
Urban Outfitters, Inc. *                                  54,020   1,325,651
Williams-Sonoma, Inc. *                                   55,120   2,337,088
                                                                 -----------
                                                                  16,187,681
                                                                 -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 7.3%
ASML Holding N.V. *                                       75,830   1,544,657
KLA-Tencor Corp.                                          64,160   3,102,778
Micron Technology, Inc. *                                162,120   2,386,406
Novellus Systems, Inc.                                    45,990   1,103,760
PMC-Sierra, Inc. *                                       134,170   1,648,949
Silicon Laboratories, Inc. *                              49,330   2,710,684
SiRF Technology Holdings, Inc. *(a)                       32,630   1,155,428
Trident Microsystems, Inc. *                             114,320   3,322,139
Varian Semiconductor Equipment Associates, Inc. *         67,410   1,892,873
                                                                 -----------
                                                                  18,867,674
                                                                 -----------
SOFTWARE -- 2.6%
Cerner Corp. *(a)                                         54,060   2,565,147
Red Hat, Inc. *(a)                                        88,240   2,468,955
Salesforce.com, Inc. *(a)                                 50,170   1,822,676
                                                                 -----------
                                                                   6,856,778
                                                                 -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.5%
Crown Castle International Corp. *(a)                     59,600   1,689,660
NII Holdings, Inc. - Class B *(a)                         82,240   4,849,693
                                                                 -----------
                                                                   6,539,353
                                                                 -----------
TRANSPORTATION -- 1.8%
C.H. Robinson Worldwide, Inc. (a)                         64,340   3,158,451

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                   SHARES        VALUE
--------------------------------------------------------------------------------------------------------------
TRANSPORTATION - CONTINUED
UTI Worldwide, Inc. (a)                                                                   50,970 $  1,610,652
                                                                                                 ------------
                                                                                                    4,769,103
                                                                                                 ------------
TRUCKING & FREIGHT FORWARDING -- 0.5%
Landstar System, Inc.                                                                     28,180    1,243,302
                                                                                                 ------------
Total Common Stocks (Cost $198,229,201)                                                           249,867,772
                                                                                                 ------------
                                                                                        PAR
SECURITY DESCRIPTION                                                                   AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 25.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 3.10% to be repurchased at $13,045,369 on 04/03/06 collateralized by $13,935,000 Fannie Mae at
  3.25% due 02/15/09 with a value of $13,304,831.                                    $13,042,000   13,042,000
State Street Navigator Securities Lending Prime Portfolio (b)                         52,446,227   52,446,227
                                                                                                 ------------
Total Short - Term Investments (Cost $65,488,227)                                                  65,488,227
                                                                                                 ------------
TOTAL INVESTMENTS -- 121.3% (Cost $263,717,428)                                                   315,355,999
                                                                                                 ------------
Other Assets and Liabilities (net) -- (21.3)%                                                     (55,347,667)
                                                                                                 ------------
TOTAL NET ASSETS -- 100.0%                                                                       $260,008,332
                                                                                                 ============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $52,969,964 and $1,331,393 respectively, resulting in a net unrealized appreciation of $51,638,571.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depository Receipt

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 90.9%
AIRLINES -- 0.6%
Southwest Airlines Co. (a)                              334,200 $  6,012,258
                                                                ------------
BANKS -- 7.9%
Bank of America Corp.                                   744,000   33,881,760
SunTrust Banks, Inc.                                     58,000    4,220,080
U.S. Bancorp                                            127,500    3,888,750
Wachovia Corp. (a)                                      345,600   19,370,880
Wells Fargo & Co.                                       384,300   24,545,241
                                                                ------------
                                                                  85,906,711
                                                                ------------
BEVERAGES -- 2.0%
Anheuser-Busch Cos., Inc.                               128,300    5,487,391
Coca-Cola Co.                                           396,300   16,593,081
                                                                ------------
                                                                  22,080,472
                                                                ------------
CHEMICALS -- 2.9%
Dow Chemical Co.                                         77,300    3,138,380
E.I. du Pont de Nemours & Co.                           493,500   20,830,635
Rohm and Haas Co. (a)                                   142,300    6,954,201
                                                                ------------
                                                                  30,923,216
                                                                ------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.9%
Cisco Systems, Inc. *                                   346,400    7,506,488
Nokia Oyj (ADR)                                          79,400    1,645,168
                                                                ------------
                                                                   9,151,656
                                                                ------------
COMPUTERS & PERIPHERALS -- 1.8%
Dell, Inc. *(a)                                         328,400    9,773,184
Hewlett-Packard Co.                                     116,300    3,826,270
International Business Machines Corp.                    57,200    4,717,284
Lexmark International, Inc. *(a)                         29,000    1,316,020
                                                                ------------
                                                                  19,632,758
                                                                ------------
ELECTRIC UTILITIES -- 1.0%
American Electric Power Co., Inc.                       164,000    5,579,280
Dominion Resources, Inc.                                 21,400    1,477,242
FirstEnergy Corp.                                        85,200    4,166,280
                                                                ------------
                                                                  11,222,802
                                                                ------------
ELECTRICAL EQUIPMENT -- 0.1%
Credence Systems Corp. *                                125,400      920,436
                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Flextronics International, Ltd. *                       128,300    1,327,905
Kemet Corp. *                                            76,000      719,720
                                                                ------------
                                                                   2,047,625
                                                                ------------
FINANCIAL - DIVERSIFIED -- 11.0%
Bank of New York Co., Inc.                              327,200   11,792,288
Citigroup, Inc.                                         731,200   34,534,576
Freddie Mac                                             691,900   42,205,900
JPMorgan Chase & Co.                                    248,100   10,330,884
Merrill Lynch & Co., Inc.                               134,700   10,608,972
PNC Financial Services Group, Inc.                      156,200   10,513,822
                                                                ------------
                                                                 119,986,442
                                                                ------------
FOOD & DRUG RETAILING -- 3.4%
Kraft Foods, Inc. - Class A (a)                         426,100   12,915,091
Unilever NV                                             350,100   24,233,922
                                                                ------------
                                                                  37,149,013
                                                                ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Boston Scientific Corp. *(a)                              340,100 $  7,839,305
Cardinal Health, Inc. (a)                                  96,000    7,153,920
                                                                  ------------
                                                                    14,993,225
                                                                  ------------
HOUSEHOLD PRODUCTS -- 1.9%
Kimberly-Clark Corp.                                      354,600   20,495,880
                                                                  ------------
INDUSTRIAL - DIVERSIFIED -- 0.5%
General Electric Co.                                      161,500    5,616,970
                                                                  ------------
INSURANCE -- 5.1%
AFLAC, Inc.                                                71,200    3,213,256
Ambac Financial Group, Inc.                                59,500    4,736,200
American International Group, Inc.                        122,200    8,076,198
Berkshire Hathaway, Inc. - Class B *(a)                     2,060    6,204,720
Chubb Corp. (The)                                         158,060   15,085,246
Genworth Financial, Inc. - Class A                         98,600    3,296,198
Hartford Financial Services Group, Inc. (a)                14,400    1,159,920
St. Paul Travelers Cos., Inc. (a)                         196,700    8,220,093
Torchmark Corp.                                           100,000    5,710,000
                                                                  ------------
                                                                    55,701,831
                                                                  ------------
IT CONSULTING & SERVICES -- 0.3%
Affiliated Computer Services, Inc. - Class A *             58,856    3,511,349
                                                                  ------------
MEDIA -- 10.6%
CBS Corp. (a)                                             217,650    5,219,247
Clear Channel Communications, Inc.                        788,800   22,883,088
Comcast Corp. - Class A *                                 557,000   14,571,120
Gannett Co., Inc. (a)                                      63,700    3,816,904
Liberty Media Corp. - Class A *                         1,534,400   12,597,424
News Corp. - Class B (a)                                  400,500    7,032,780
Time Warner, Inc.                                         989,900   16,620,421
Tribune Co.                                                59,500    1,632,085
Viacom Inc. - Class B *                                   297,250   11,533,300
Walt Disney Co. (The) (a)                                 701,800   19,573,202
                                                                  ------------
                                                                   115,479,571
                                                                  ------------
METALS & MINING -- 2.4%
Alcoa, Inc.                                               863,300   26,382,448
                                                                  ------------
OIL & GAS -- 0.9%
Total S.A., (ADR)                                          73,300    9,655,809
                                                                  ------------
PAPER & FOREST PRODUCTS -- 3.9%
International Paper Co. (a)                             1,234,540   42,678,048
                                                                  ------------
PHARMACEUTICALS -- 15.1%
Abbott Laboratories                                       165,800    7,041,526
Bristol-Myers Squibb Co.                                1,405,300   34,584,433
GlaxoSmithKline Plc (ADR) (a)                             936,600   48,993,546
Pfizer, Inc.                                              631,900   15,746,948
Roche Holding AG, (ADR)                                   198,500   14,748,550
Sanofi-Aventis                                            242,700   11,516,115
Schering-Plough Corp. (a)                                 831,100   15,782,589
Wyeth                                                     324,700   15,754,444
                                                                  ------------
                                                                   164,168,151
                                                                  ------------
RETAIL - MULTILINE -- 2.5%
Federated Department Stores, Inc.                          79,000    5,767,000
Wal-Mart Stores, Inc.                                     454,700   21,480,028
                                                                  ------------
                                                                    27,247,028
                                                                  ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
Intel Corp.                                                                   449,900 $    8,705,565
Novellus Systems, Inc.                                                         13,200        316,800
                                                                                      --------------
                                                                                           9,022,365
                                                                                      --------------
SOFTWARE -- 1.2%
Cognex Corp.                                                                   52,900      1,567,956
First Data Corp. (a)                                                          119,100      5,576,262
Microsoft Corp.                                                               218,600      5,948,106
                                                                                      --------------
                                                                                          13,092,324
                                                                                      --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 10.5%
AT&T, Inc.                                                                  1,675,000     45,292,000
Sprint Nextel Corp.                                                         1,077,000     27,829,680
Telefonaktiebolaget LM Ericsson (ADR) *                                        34,400      1,297,568
Verizon Communications, Inc.                                                1,167,200     39,754,832
                                                                                      --------------
                                                                                         114,174,080
                                                                                      --------------
TOBACCO -- 1.6%
Altria Group, Inc.                                                            249,100     17,651,226
                                                                                      --------------
U.S. GOVERNMENT AGENCY -- 0.4%
Federal National Mortgage Association                                          71,800      3,690,520
                                                                                      --------------
Total Common Stocks (Cost $955,313,239)                                                  988,594,214
                                                                                      --------------

                                                                             PAR
SECURITY DESCRIPTION                                                        AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 16.8%
Federal National Mortgage Association Discount Note 4.650%, due 04/03/06 $112,600,000    112,570,912
State Street Navigator Securities Lending Prime Portfolio (b)              70,843,487     70,843,487
                                                                                      --------------
Total Short - Term Investments (Cost $183,414,398)                                       183,414,399
                                                                                      --------------
TOTAL INVESTMENTS -- 107.7% (Cost $1,138,727,637)                                      1,172,008,613
                                                                                      --------------
Other Assets and Liabilities (net) -- (7.7)%                                             (84,276,285)
                                                                                      --------------
TOTAL NET ASSETS -- 100.0%                                                            $1,087,732,328
                                                                                      ==============

Portfolio Footnotes
Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $48,757,263 and $15,476,287 respectively, resulting in a net unrealized appreciation of $33,280,976.
*   Non-income producing security
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Jeffrey A. Tupper, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Tupper have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 26, 2006

By: /s/ Jeffrey A. Tupper
    -----------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: May 26, 2006